UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02794
MFS SERIES TRUST III
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
January 31
Date of reporting period:
January 31, 2026
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Global High Yield Fund

Class A-MHOAX

Annual Shareholder Report
This annual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$107	1.03%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2026, Class A shares of the MFS Global High Yield Fund (fund) provided a total return of 7.85%, at net asset value. This compares with a return of 8.56% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the ICE BofA Global High Yield - Constrained Index (USD Hedged), generated a return of 7.91%.
  In addition to investing directly in portfolio securities, the fund also invests indirectly in portfolio securities through investment in the MFS High Yield Pooled Portfolio, a mutual fund also advised by MFS. The discussion below reflects both the fund’s direct and indirect investments.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    Bond selection within the North America, Europe/UK and EM regions, particularly within CCC, BB and B-rated bonds, benefited relative performance. From a sector perspective, favorable bond selection within the basic industry, consumer cyclicals, capital goods, and technology sectors strengthened relative returns.
    The fund's yield curve positioning also contributed to relative performance.
  Top detractors from performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    The fund's overweight allocation to the capital goods sector held back relative performance.
    The fund's holding of cash also detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 1/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	7.85%	4.21%	5.65%
A with initial sales charge (4.25%)	3.27%	3.31%	5.20%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index ∆	8.56%	(1.79)%	1.27%
ICE BofA Global High Yield - Constrained Index (USD Hedged) ∆	7.91%	4.19%	6.49%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	206,952,691	Average Effective Maturity (yrs):	3.5
Total Number of Holdings:	137	Average Effective Duration (yrs):	2.8
Total Management Fee ($)#:	1,200,687
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income ~	95.8%
Money Market Funds	4.1%
Equities	0.1%
Issuer country weightings
United States	59.0%
Canada	4.1%
United Kingdom	4.0%
France	3.3%
Italy	2.3%
Brazil	2.0%
Mexico	1.9%
Luxembourg	1.8%
India	1.5%
Other Countries	20.1%
Composition including fixed income credit
quality
BBB	0.4%
BB	45.8%
B	38.8%
CCC	9.2%
CC	0.5%
C	0.0%
D	0.1%
Not Rated	1.0%
Non-Fixed Income	0.1%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since February 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class A shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total operating expenses do not exceed 1.00% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
HYOA-ANN

MFS® Global High Yield Fund

Class B-MHOBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$184	1.78%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2026, Class B shares of the MFS Global High Yield Fund (fund) provided a total return of 6.86%, at net asset value. This compares with a return of 8.56% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the ICE BofA Global High Yield - Constrained Index (USD Hedged), generated a return of 7.91%.
  In addition to investing directly in portfolio securities, the fund also invests indirectly in portfolio securities through investment in the MFS High Yield Pooled Portfolio, a mutual fund also advised by MFS. The discussion below reflects both the fund’s direct and indirect investments.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    Bond selection within the North America, Europe/UK and EM regions, particularly within CCC, BB and B-rated bonds, benefited relative performance. From a sector perspective, favorable bond selection within the basic industry, consumer cyclicals, capital goods, and technology sectors strengthened relative returns.
    The fund's yield curve positioning also contributed to relative performance.
  Top detractors from performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    The fund's overweight allocation to the capital goods sector held back relative performance.
    The fund's holding of cash also detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 1/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	6.86%	3.40%	4.87%
B with CDSC (declining over six years from 4% to 0%)×	2.86%	3.08%	4.87%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index ∆	8.56%	(1.79)%	1.27%
ICE BofA Global High Yield - Constrained Index (USD Hedged) ∆	7.91%	4.19%	6.49%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	206,952,691	Average Effective Maturity (yrs):	3.5
Total Number of Holdings:	137	Average Effective Duration (yrs):	2.8
Total Management Fee ($)#:	1,200,687
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income ~	95.8%
Money Market Funds	4.1%
Equities	0.1%
Issuer country weightings
United States	59.0%
Canada	4.1%
United Kingdom	4.0%
France	3.3%
Italy	2.3%
Brazil	2.0%
Mexico	1.9%
Luxembourg	1.8%
India	1.5%
Other Countries	20.1%
Composition including fixed income credit
quality
BBB	0.4%
BB	45.8%
B	38.8%
CCC	9.2%
CC	0.5%
C	0.0%
D	0.1%
Not Rated	1.0%
Non-Fixed Income	0.1%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since February 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class B shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total operating expenses do not exceed 1.75% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
HYOB-ANN

MFS® Global High Yield Fund

Class C-MHOCX

Annual Shareholder Report

This annual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$184	1.78%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2026, Class C shares of the MFS Global High Yield Fund (fund) provided a total return of 6.86%, at net asset value. This compares with a return of 8.56% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the ICE BofA Global High Yield - Constrained Index (USD Hedged), generated a return of 7.91%.
  In addition to investing directly in portfolio securities, the fund also invests indirectly in portfolio securities through investment in the MFS High Yield Pooled Portfolio, a mutual fund also advised by MFS. The discussion below reflects both the fund’s direct and indirect investments.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    Bond selection within the North America, Europe/UK and EM regions, particularly within CCC, BB and B-rated bonds, benefited relative performance. From a sector perspective, favorable bond selection within the basic industry, consumer cyclicals, capital goods, and technology sectors strengthened relative returns.
    The fund's yield curve positioning also contributed to relative performance.
  Top detractors from performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    The fund's overweight allocation to the capital goods sector held back relative performance.
    The fund's holding of cash also detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 1/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	6.86%	3.39%	4.87%
C with CDSC (1% for 12 months)×	5.86%	3.39%	4.87%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index ∆	8.56%	(1.79)%	1.27%
ICE BofA Global High Yield - Constrained Index (USD Hedged) ∆	7.91%	4.19%	6.49%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	206,952,691	Average Effective Maturity (yrs):	3.5
Total Number of Holdings:	137	Average Effective Duration (yrs):	2.8
Total Management Fee ($)#:	1,200,687
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income ~	95.8%
Money Market Funds	4.1%
Equities	0.1%
Issuer country weightings
United States	59.0%
Canada	4.1%
United Kingdom	4.0%
France	3.3%
Italy	2.3%
Brazil	2.0%
Mexico	1.9%
Luxembourg	1.8%
India	1.5%
Other Countries	20.1%
Composition including fixed income credit
quality
BBB	0.4%
BB	45.8%
B	38.8%
CCC	9.2%
CC	0.5%
C	0.0%
D	0.1%
Not Rated	1.0%
Non-Fixed Income	0.1%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since February 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class C shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total operating expenses do not exceed 1.75% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
HYOC-ANN

MFS® Global High Yield Fund

Class I-MHOIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$81	0.78%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2026, Class I shares of the MFS Global High Yield Fund (fund) provided a total return of 7.93%, at net asset value. This compares with a return of 8.56% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the ICE BofA Global High Yield - Constrained Index (USD Hedged), generated a return of 7.91%.
  In addition to investing directly in portfolio securities, the fund also invests indirectly in portfolio securities through investment in the MFS High Yield Pooled Portfolio, a mutual fund also advised by MFS. The discussion below reflects both the fund’s direct and indirect investments.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    Bond selection within the North America, Europe/UK and EM regions, particularly within CCC, BB and B-rated bonds, benefited relative performance. From a sector perspective, favorable bond selection within the basic industry, consumer cyclicals, capital goods, and technology sectors strengthened relative returns.
    The fund's yield curve positioning also contributed to relative performance.
  Top detractors from performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    The fund's overweight allocation to the capital goods sector held back relative performance.
    The fund's holding of cash also detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 1/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	7.93%	4.43%	5.90%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index ∆	8.56%	(1.79)%	1.27%
ICE BofA Global High Yield - Constrained Index (USD Hedged) ∆	7.91%	4.19%	6.49%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	206,952,691	Average Effective Maturity (yrs):	3.5
Total Number of Holdings:	137	Average Effective Duration (yrs):	2.8
Total Management Fee ($)#:	1,200,687
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income ~	95.8%
Money Market Funds	4.1%
Equities	0.1%
Issuer country weightings
United States	59.0%
Canada	4.1%
United Kingdom	4.0%
France	3.3%
Italy	2.3%
Brazil	2.0%
Mexico	1.9%
Luxembourg	1.8%
India	1.5%
Other Countries	20.1%
Composition including fixed income credit
quality
BBB	0.4%
BB	45.8%
B	38.8%
CCC	9.2%
CC	0.5%
C	0.0%
D	0.1%
Not Rated	1.0%
Non-Fixed Income	0.1%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since February 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class I shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total operating expenses do not exceed 0.75% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
HYOI-ANN

MFS® Global High Yield Fund

Class R1-MHORX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$184	1.78%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2026, Class R1 shares of the MFS Global High Yield Fund (fund) provided a total return of 7.05%, at net asset value. This compares with a return of 8.56% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the ICE BofA Global High Yield - Constrained Index (USD Hedged), generated a return of 7.91%.
  In addition to investing directly in portfolio securities, the fund also invests indirectly in portfolio securities through investment in the MFS High Yield Pooled Portfolio, a mutual fund also advised by MFS. The discussion below reflects both the fund’s direct and indirect investments.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    Bond selection within the North America, Europe/UK and EM regions, particularly within CCC, BB and B-rated bonds, benefited relative performance. From a sector perspective, favorable bond selection within the basic industry, consumer cyclicals, capital goods, and technology sectors strengthened relative returns.
    The fund's yield curve positioning also contributed to relative performance.
  Top detractors from performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    The fund's overweight allocation to the capital goods sector held back relative performance.
    The fund's holding of cash also detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 1/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.05%	3.43%	4.85%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index ∆	8.56%	(1.79)%	1.27%
ICE BofA Global High Yield - Constrained Index (USD Hedged) ∆	7.91%	4.19%	6.49%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	206,952,691	Average Effective Maturity (yrs):	3.5
Total Number of Holdings:	137	Average Effective Duration (yrs):	2.8
Total Management Fee ($)#:	1,200,687
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income ~	95.8%
Money Market Funds	4.1%
Equities	0.1%
Issuer country weightings
United States	59.0%
Canada	4.1%
United Kingdom	4.0%
France	3.3%
Italy	2.3%
Brazil	2.0%
Mexico	1.9%
Luxembourg	1.8%
India	1.5%
Other Countries	20.1%
Composition including fixed income credit
quality
BBB	0.4%
BB	45.8%
B	38.8%
CCC	9.2%
CC	0.5%
C	0.0%
D	0.1%
Not Rated	1.0%
Non-Fixed Income	0.1%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since February 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class R1 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total operating expenses do not exceed 1.75% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
HYOR1-ANN

MFS® Global High Yield Fund

Class R2-MHOSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$133	1.28%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2026, Class R2 shares of the MFS Global High Yield Fund (fund) provided a total return of 7.58%, at net asset value. This compares with a return of 8.56% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the ICE BofA Global High Yield - Constrained Index (USD Hedged), generated a return of 7.91%.
  In addition to investing directly in portfolio securities, the fund also invests indirectly in portfolio securities through investment in the MFS High Yield Pooled Portfolio, a mutual fund also advised by MFS. The discussion below reflects both the fund’s direct and indirect investments.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    Bond selection within the North America, Europe/UK and EM regions, particularly within CCC, BB and B-rated bonds, benefited relative performance. From a sector perspective, favorable bond selection within the basic industry, consumer cyclicals, capital goods, and technology sectors strengthened relative returns.
    The fund's yield curve positioning also contributed to relative performance.
  Top detractors from performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    The fund's overweight allocation to the capital goods sector held back relative performance.
    The fund's holding of cash also detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 1/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	7.58%	3.95%	5.39%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index ∆	8.56%	(1.79)%	1.27%
ICE BofA Global High Yield - Constrained Index (USD Hedged) ∆	7.91%	4.19%	6.49%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	206,952,691	Average Effective Maturity (yrs):	3.5
Total Number of Holdings:	137	Average Effective Duration (yrs):	2.8
Total Management Fee ($)#:	1,200,687
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income ~	95.8%
Money Market Funds	4.1%
Equities	0.1%
Issuer country weightings
United States	59.0%
Canada	4.1%
United Kingdom	4.0%
France	3.3%
Italy	2.3%
Brazil	2.0%
Mexico	1.9%
Luxembourg	1.8%
India	1.5%
Other Countries	20.1%
Composition including fixed income credit
quality
BBB	0.4%
BB	45.8%
B	38.8%
CCC	9.2%
CC	0.5%
C	0.0%
D	0.1%
Not Rated	1.0%
Non-Fixed Income	0.1%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since February 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class R2 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total operating expenses do not exceed 1.25% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
HYOR2-ANN

MFS® Global High Yield Fund

Class R3-MHOTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$107	1.03%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2026, Class R3 shares of the MFS Global High Yield Fund (fund) provided a total return of 7.84%, at net asset value. This compares with a return of 8.56% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the ICE BofA Global High Yield - Constrained Index (USD Hedged), generated a return of 7.91%.
  In addition to investing directly in portfolio securities, the fund also invests indirectly in portfolio securities through investment in the MFS High Yield Pooled Portfolio, a mutual fund also advised by MFS. The discussion below reflects both the fund’s direct and indirect investments.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    Bond selection within the North America, Europe/UK and EM regions, particularly within CCC, BB and B-rated bonds, benefited relative performance. From a sector perspective, favorable bond selection within the basic industry, consumer cyclicals, capital goods, and technology sectors strengthened relative returns.
    The fund's yield curve positioning also contributed to relative performance.
  Top detractors from performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    The fund's overweight allocation to the capital goods sector held back relative performance.
    The fund's holding of cash also detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 1/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	7.84%	4.18%	5.71%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index ∆	8.56%	(1.79)%	1.27%
ICE BofA Global High Yield - Constrained Index (USD Hedged) ∆	7.91%	4.19%	6.49%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	206,952,691	Average Effective Maturity (yrs):	3.5
Total Number of Holdings:	137	Average Effective Duration (yrs):	2.8
Total Management Fee ($)#:	1,200,687
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income ~	95.8%
Money Market Funds	4.1%
Equities	0.1%
Issuer country weightings
United States	59.0%
Canada	4.1%
United Kingdom	4.0%
France	3.3%
Italy	2.3%
Brazil	2.0%
Mexico	1.9%
Luxembourg	1.8%
India	1.5%
Other Countries	20.1%
Composition including fixed income credit
quality
BBB	0.4%
BB	45.8%
B	38.8%
CCC	9.2%
CC	0.5%
C	0.0%
D	0.1%
Not Rated	1.0%
Non-Fixed Income	0.1%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since February 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class R3 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total operating expenses do not exceed 1.00% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
HYOR3-ANN

MFS® Global High Yield Fund

Class R4-MHOUX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$81	0.78%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2026, Class R4 shares of the MFS Global High Yield Fund (fund) provided a total return of 8.11%, at net asset value. This compares with a return of 8.56% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the ICE BofA Global High Yield - Constrained Index (USD Hedged), generated a return of 7.91%.
  In addition to investing directly in portfolio securities, the fund also invests indirectly in portfolio securities through investment in the MFS High Yield Pooled Portfolio, a mutual fund also advised by MFS. The discussion below reflects both the fund’s direct and indirect investments.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    Bond selection within the North America, Europe/UK and EM regions, particularly within CCC, BB and B-rated bonds, benefited relative performance. From a sector perspective, favorable bond selection within the basic industry, consumer cyclicals, capital goods, and technology sectors strengthened relative returns.
    The fund's yield curve positioning also contributed to relative performance.
  Top detractors from performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    The fund's overweight allocation to the capital goods sector held back relative performance.
    The fund's holding of cash also detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 1/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.11%	4.48%	5.91%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index ∆	8.56%	(1.79)%	1.27%
ICE BofA Global High Yield - Constrained Index (USD Hedged) ∆	7.91%	4.19%	6.49%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	206,952,691	Average Effective Maturity (yrs):	3.5
Total Number of Holdings:	137	Average Effective Duration (yrs):	2.8
Total Management Fee ($)#:	1,200,687
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income ~	95.8%
Money Market Funds	4.1%
Equities	0.1%
Issuer country weightings
United States	59.0%
Canada	4.1%
United Kingdom	4.0%
France	3.3%
Italy	2.3%
Brazil	2.0%
Mexico	1.9%
Luxembourg	1.8%
India	1.5%
Other Countries	20.1%
Composition including fixed income credit
quality
BBB	0.4%
BB	45.8%
B	38.8%
CCC	9.2%
CC	0.5%
C	0.0%
D	0.1%
Not Rated	1.0%
Non-Fixed Income	0.1%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since February 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class R4 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total operating expenses do not exceed 0.75% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
HYOR4-ANN

MFS® Global High Yield Fund
Class R6-MHOVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$71	0.68%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2026, Class R6 shares of the MFS Global High Yield Fund (fund) provided a total return of 8.23%, at net asset value. This compares with a return of 8.56% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the ICE BofA Global High Yield - Constrained Index (USD Hedged), generated a return of 7.91%.
  In addition to investing directly in portfolio securities, the fund also invests indirectly in portfolio securities through investment in the MFS High Yield Pooled Portfolio, a mutual fund also advised by MFS. The discussion below reflects both the fund’s direct and indirect investments.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    Bond selection within the North America, Europe/UK and EM regions, particularly within CCC, BB and B-rated bonds, benefited relative performance. From a sector perspective, favorable bond selection within the basic industry, consumer cyclicals, capital goods, and technology sectors strengthened relative returns.
    The fund's yield curve positioning also contributed to relative performance.
  Top detractors from performance relative to the ICE BofA Global High Yield - Constrained Index (USD Hedged):
    The fund's overweight allocation to the capital goods sector held back relative performance.
    The fund's holding of cash also detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 1/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	8.23%	4.57%	6.02%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index ∆	8.56%	(1.79)%	1.27%
ICE BofA Global High Yield - Constrained Index (USD Hedged) ∆	7.91%	4.19%	6.49%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	206,952,691	Average Effective Maturity (yrs):	3.5
Total Number of Holdings:	137	Average Effective Duration (yrs):	2.8
Total Management Fee ($)#:	1,200,687
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income ~	95.8%
Money Market Funds	4.1%
Equities	0.1%
Issuer country weightings
United States	59.0%
Canada	4.1%
United Kingdom	4.0%
France	3.3%
Italy	2.3%
Brazil	2.0%
Mexico	1.9%
Luxembourg	1.8%
India	1.5%
Other Countries	20.1%
Composition including fixed income credit
quality
BBB	0.4%
BB	45.8%
B	38.8%
CCC	9.2%
CC	0.5%
C	0.0%
D	0.1%
Not Rated	1.0%
Non-Fixed Income	0.1%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since February 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class R6 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total operating expenses do not exceed 0.67% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
HYOR6-ANN

MFS® High Yield Pooled Portfolio
HYPPX
Annual Shareholder Report
This annual shareholder report contains important information about MFS High Yield Pooled Portfolio for the period of February 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MFS High Yield Pooled Portfolio	$3	0.03%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2026, shares of the MFS High Yield Pooled Portfolio (fund) provided a total return of 8.64%, at net asset value. This compares with a return of 6.85% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 7.70%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, security selection in CCC-rated bonds, particularly within the consumer cyclical, capital goods, and technology sectors, strengthened relative returns. Favorable security selection in BB-rated bonds also helped, most notably within the basic industry, consumer cyclicals, finance companies, and energy sectors.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    Security selection within the communications sector held back relative performance.
    During the reporting period, the fund’s cash position weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in the fund over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 1/31/26
This table shows the average annual total returns of the fund for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Fund Name	1-yr	5-yr	10-yr
MFS High Yield Pooled Portfolio	8.64%	4.77%	6.43%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.85%	(0.20)%	1.88%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index ∆	7.70%	4.54%	6.75%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	553,158,062	Average Effective Maturity (yrs):	3.4
Total Number of Holdings:	364	Average Effective Duration (yrs):	2.8
Total Management Fee ($)#:	0
Portfolio Turnover Rate (%):	50
# The fund does not pay a management fee.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income ~	97.6%
Money Market Funds	2.3%
Equities	0.1%
Composition including fixed income credit
quality
BBB	0.4%
BB	45.0%
B	39.0%
CCC	11.4%
CC	0.3%
Not Rated	1.5%
Non-Fixed Income	0.1%
Money Market Funds	2.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s financial information and portfolio holdings online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
HYP-ANN

MFS® High Income Fund

Class A-MHITX
Annual Shareholder Report
This annual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$88	0.85%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2026, Class A shares of the MFS High Income Fund (fund) provided a total return of 7.67%, at net asset value. This compares with a return of 6.85% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 7.70%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, security selection within CCC, BB and B-rated bonds benefited relative performance.
    From a sector perspective, favorable bond selection within the capital goods, consumer cyclicals, technology, and basic industry sectors strengthened relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a sector perspective, bond selection within the communications sector held back relative results.
    During the reporting period, the fund's cash position weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 1/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	7.67%	3.80%	5.45%
A with initial sales charge (4.25%)	3.10%	2.90%	5.00%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.85%	(0.20)%	1.88%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index ∆	7.70%	4.54%	6.75%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	2,001,593,093	Average Effective Maturity (yrs):	3.4
Total Number of Holdings:	367	Average Effective Duration (yrs):	2.7
Total Management Fee ($)#:	8,553,745
Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income ~	97.0%
Money Market Funds	3.0%
Equities	0.0%
Composition including fixed income credit
quality
BBB	0.4%
BB	45.4%
B	38.4%
CCC	11.0%
CC	0.3%
Not Rated	1.5%
Non-Fixed Income	0.0%
Money Market Funds	3.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFHA-ANN

MFS® High Income Fund

Class B-MHIBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$165	1.60%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2026, Class B shares of the MFS High Income Fund (fund) provided a total return of 6.87%, at net asset value. This compares with a return of 6.85% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 7.70%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, security selection within CCC, BB and B-rated bonds benefited relative performance.
    From a sector perspective, favorable bond selection within the capital goods, consumer cyclicals, technology, and basic industry sectors strengthened relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a sector perspective, bond selection within the communications sector held back relative results.
    During the reporting period, the fund's cash position weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 1/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	6.87%	3.03%	4.67%
B with CDSC (declining over six years from 4% to 0%)×	2.87%	2.70%	4.67%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.85%	(0.20)%	1.88%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index ∆	7.70%	4.54%	6.75%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	2,001,593,093	Average Effective Maturity (yrs):	3.4
Total Number of Holdings:	367	Average Effective Duration (yrs):	2.7
Total Management Fee ($)#:	8,553,745
Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income ~	97.0%
Money Market Funds	3.0%
Equities	0.0%
Composition including fixed income credit
quality
BBB	0.4%
BB	45.4%
B	38.4%
CCC	11.0%
CC	0.3%
Not Rated	1.5%
Non-Fixed Income	0.0%
Money Market Funds	3.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFHB-ANN

MFS® High Income Fund

Class C-MHICX
Annual Shareholder Report
This annual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$165	1.60%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2026, Class C shares of the MFS High Income Fund (fund) provided a total return of 6.87%, at net asset value. This compares with a return of 6.85% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 7.70%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, security selection within CCC, BB and B-rated bonds benefited relative performance.
    From a sector perspective, favorable bond selection within the capital goods, consumer cyclicals, technology, and basic industry sectors strengthened relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a sector perspective, bond selection within the communications sector held back relative results.
    During the reporting period, the fund's cash position weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 1/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	6.87%	3.03%	4.67%
C with CDSC (1% for 12 months)×	5.87%	3.03%	4.67%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.85%	(0.20)%	1.88%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index ∆	7.70%	4.54%	6.75%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	2,001,593,093	Average Effective Maturity (yrs):	3.4
Total Number of Holdings:	367	Average Effective Duration (yrs):	2.7
Total Management Fee ($)#:	8,553,745
Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income ~	97.0%
Money Market Funds	3.0%
Equities	0.0%
Composition including fixed income credit
quality
BBB	0.4%
BB	45.4%
B	38.4%
CCC	11.0%
CC	0.3%
Not Rated	1.5%
Non-Fixed Income	0.0%
Money Market Funds	3.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFHC-ANN

MFS® High Income Fund

Class I-MHIIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$62	0.60%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2026, Class I shares of the MFS High Income Fund (fund) provided a total return of 7.94%, at net asset value. This compares with a return of 6.85% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 7.70%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, security selection within CCC, BB and B-rated bonds benefited relative performance.
    From a sector perspective, favorable bond selection within the capital goods, consumer cyclicals, technology, and basic industry sectors strengthened relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a sector perspective, bond selection within the communications sector held back relative results.
    During the reporting period, the fund's cash position weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 1/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	7.94%	4.05%	5.72%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.85%	(0.20)%	1.88%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index ∆	7.70%	4.54%	6.75%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	2,001,593,093	Average Effective Maturity (yrs):	3.4
Total Number of Holdings:	367	Average Effective Duration (yrs):	2.7
Total Management Fee ($)#:	8,553,745
Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income ~	97.0%
Money Market Funds	3.0%
Equities	0.0%
Composition including fixed income credit
quality
BBB	0.4%
BB	45.4%
B	38.4%
CCC	11.0%
CC	0.3%
Not Rated	1.5%
Non-Fixed Income	0.0%
Money Market Funds	3.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFHI-ANN

MFS® High Income Fund

Class R1-MHIGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$165	1.60%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2026, Class R1 shares of the MFS High Income Fund (fund) provided a total return of 6.87%, at net asset value. This compares with a return of 6.85% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 7.70%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, security selection within CCC, BB and B-rated bonds benefited relative performance.
    From a sector perspective, favorable bond selection within the capital goods, consumer cyclicals, technology, and basic industry sectors strengthened relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a sector perspective, bond selection within the communications sector held back relative results.
    During the reporting period, the fund's cash position weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 1/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	6.87%	3.03%	4.67%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.85%	(0.20)%	1.88%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index ∆	7.70%	4.54%	6.75%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	2,001,593,093	Average Effective Maturity (yrs):	3.4
Total Number of Holdings:	367	Average Effective Duration (yrs):	2.7
Total Management Fee ($)#:	8,553,745
Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income ~	97.0%
Money Market Funds	3.0%
Equities	0.0%
Composition including fixed income credit
quality
BBB	0.4%
BB	45.4%
B	38.4%
CCC	11.0%
CC	0.3%
Not Rated	1.5%
Non-Fixed Income	0.0%
Money Market Funds	3.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFHR1-ANN

MFS® High Income Fund

Class R2-MIHRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$114	1.10%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2026, Class R2 shares of the MFS High Income Fund (fund) provided a total return of 7.41%, at net asset value. This compares with a return of 6.85% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 7.70%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, security selection within CCC, BB and B-rated bonds benefited relative performance.
    From a sector perspective, favorable bond selection within the capital goods, consumer cyclicals, technology, and basic industry sectors strengthened relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a sector perspective, bond selection within the communications sector held back relative results.
    During the reporting period, the fund's cash position weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 1/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	7.41%	3.47%	5.12%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.85%	(0.20)%	1.88%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index ∆	7.70%	4.54%	6.75%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	2,001,593,093	Average Effective Maturity (yrs):	3.4
Total Number of Holdings:	367	Average Effective Duration (yrs):	2.7
Total Management Fee ($)#:	8,553,745
Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income ~	97.0%
Money Market Funds	3.0%
Equities	0.0%
Composition including fixed income credit
quality
BBB	0.4%
BB	45.4%
B	38.4%
CCC	11.0%
CC	0.3%
Not Rated	1.5%
Non-Fixed Income	0.0%
Money Market Funds	3.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFHR2-ANN

MFS® High Income Fund
Class R3-MHIHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$88	0.85%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2026, Class R3 shares of the MFS High Income Fund (fund) provided a total return of 7.67%, at net asset value. This compares with a return of 6.85% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 7.70%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, security selection within CCC, BB and B-rated bonds benefited relative performance.
    From a sector perspective, favorable bond selection within the capital goods, consumer cyclicals, technology, and basic industry sectors strengthened relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a sector perspective, bond selection within the communications sector held back relative results.
    During the reporting period, the fund's cash position weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 1/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	7.67%	3.80%	5.42%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.85%	(0.20)%	1.88%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index ∆	7.70%	4.54%	6.75%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	2,001,593,093	Average Effective Maturity (yrs):	3.4
Total Number of Holdings:	367	Average Effective Duration (yrs):	2.7
Total Management Fee ($)#:	8,553,745
Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income ~	97.0%
Money Market Funds	3.0%
Equities	0.0%
Composition including fixed income credit
quality
BBB	0.4%
BB	45.4%
B	38.4%
CCC	11.0%
CC	0.3%
Not Rated	1.5%
Non-Fixed Income	0.0%
Money Market Funds	3.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFHR3-ANN

MFS® High Income Fund
Class R4-MHIJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$62	0.60%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2026, Class R4 shares of the MFS High Income Fund (fund) provided a total return of 7.93%, at net asset value. This compares with a return of 6.85% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 7.70%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, security selection within CCC, BB and B-rated bonds benefited relative performance.
    From a sector perspective, favorable bond selection within the capital goods, consumer cyclicals, technology, and basic industry sectors strengthened relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a sector perspective, bond selection within the communications sector held back relative results.
    During the reporting period, the fund's cash position weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 1/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	7.93%	4.12%	5.75%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.85%	(0.20)%	1.88%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index ∆	7.70%	4.54%	6.75%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	2,001,593,093	Average Effective Maturity (yrs):	3.4
Total Number of Holdings:	367	Average Effective Duration (yrs):	2.7
Total Management Fee ($)#:	8,553,745
Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income ~	97.0%
Money Market Funds	3.0%
Equities	0.0%
Composition including fixed income credit
quality
BBB	0.4%
BB	45.4%
B	38.4%
CCC	11.0%
CC	0.3%
Not Rated	1.5%
Non-Fixed Income	0.0%
Money Market Funds	3.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFHR4-ANN

MFS® High Income Fund

Class R6-MHIKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$52	0.50%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2026, Class R6 shares of the MFS High Income Fund (fund) provided a total return of 8.04%, at net asset value. This compares with a return of 6.85% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index, generated a return of 7.70%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a quality perspective, security selection within CCC, BB and B-rated bonds benefited relative performance.
    From a sector perspective, favorable bond selection within the capital goods, consumer cyclicals, technology, and basic industry sectors strengthened relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index:
    From a sector perspective, bond selection within the communications sector held back relative results.
    During the reporting period, the fund's cash position weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 1/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	8.04%	4.17%	5.83%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.85%	(0.20)%	1.88%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index ∆	7.70%	4.54%	6.75%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	2,001,593,093	Average Effective Maturity (yrs):	3.4
Total Number of Holdings:	367	Average Effective Duration (yrs):	2.7
Total Management Fee ($)#:	8,553,745
Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)

Portfolio structure
Fixed Income ~	97.0%
Money Market Funds	3.0%
Equities	0.0%

Composition including fixed income credit
quality
BBB	0.4%
BB	45.4%
B	38.4%
CCC	11.0%
CC	0.3%
Not Rated	1.5%
Non-Fixed Income	0.0%
Money Market Funds	3.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFHR6-ANN

MFS® Municipal High
Income Fund

Class A-MMHYX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Municipal High Income Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$67	0.66%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2026, Class A shares of the MFS Municipal High Income Fund (fund) provided a total return of 3.79%, at net asset value. This compares with a return of 4.70% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December..
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  The municipal bond market produced positive returns over the trailing year, particularly benefiting from positive performance over the second half of the period. Following a spike in April 2025, bond yield volatility generally trended lower, and the resumption of Fed rate cuts bolstered the outlook for fixed income assets, including municipals. The investment grade and high yield municipal markets delivered 4.7% and 2.7% returns, respectively, over the period. Bonds with maturities in the seven to 15-year range performed best while the longest maturity bonds lagged as the municipal yield curve steepened during the year. The yields (yield-to-worst) of the investment grade index and the high yield index ended the period at 3.45% and 5.52%, respectively, well above the five-year averages of 3.07% and 5.09%, respectively, a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance benefited relative performance as interest rates generally declined during the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning detracted from relative performance.
    The fund's greater exposure to both the education and industrial revenue sectors held back relative returns. Security selection within AA and A-rated bonds further weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 1/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	3.79%	1.11%	3.04%
A with initial sales charge (4.25%)	(0.62)%	0.23%	2.59%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.70%	0.86%	2.32%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	5,330,889,257	Average Effective Maturity (yrs):	20.5
Total Number of Holdings:	2,013	Average Effective Duration (yrs):	8.5
Total Management Fee ($)#:	25,434,682
Portfolio Turnover Rate (%):	9
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)

Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.5%
Equities	0.0%

Composition including fixed income credit
quality
AAA	0.9%
AA	12.0%
A	14.0%
BBB	19.1%
BB	12.5%
B	2.5%
CCC	1.4%
CC	1.0%
Not Rated	34.1%
Non-Fixed Income	0.0%
Money Market Funds	2.5%

Industries
Healthcare Revenue - Long Term Care	15.6%
Healthcare Revenue - Hospitals	12.3%
Secondary Schools	8.2%
Miscellaneous Revenue - Other	7.1%
Multi-Family Housing Revenue	6.8%
Airport Revenue	6.6%
Universities - Colleges	3.9%
Universities - Dormitories	3.8%
Sales & Excise Tax Revenue	3.6%
Tax - Other	3.2%
Other Industries	26.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMHA-ANN

MFS® Municipal High
Income Fund

Class B-MMHBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Municipal High Income Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$143	1.41%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2026, Class B shares of the MFS Municipal High Income Fund (fund) provided a total return of 3.03%, at net asset value. This compares with a return of 4.70% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December..
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  The municipal bond market produced positive returns over the trailing year, particularly benefiting from positive performance over the second half of the period. Following a spike in April 2025, bond yield volatility generally trended lower, and the resumption of Fed rate cuts bolstered the outlook for fixed income assets, including municipals. The investment grade and high yield municipal markets delivered 4.7% and 2.7% returns, respectively, over the period. Bonds with maturities in the seven to 15-year range performed best while the longest maturity bonds lagged as the municipal yield curve steepened during the year. The yields (yield-to-worst) of the investment grade index and the high yield index ended the period at 3.45% and 5.52%, respectively, well above the five-year averages of 3.07% and 5.09%, respectively, a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance benefited relative performance as interest rates generally declined during the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning detracted from relative performance.
    The fund's greater exposure to both the education and industrial revenue sectors held back relative returns. Security selection within AA and A-rated bonds further weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 1/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	3.03%	0.36%	2.27%
B with CDSC (declining over six years from 4% to 0%)×	(0.95)%	0.02%	2.27%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.70%	0.86%	2.32%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	5,330,889,257	Average Effective Maturity (yrs):	20.5
Total Number of Holdings:	2,013	Average Effective Duration (yrs):	8.5
Total Management Fee ($)#:	25,434,682
Portfolio Turnover Rate (%):	9
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.5%
Equities	0.0%
Composition including fixed income credit
quality
AAA	0.9%
AA	12.0%
A	14.0%
BBB	19.1%
BB	12.5%
B	2.5%
CCC	1.4%
CC	1.0%
Not Rated	34.1%
Non-Fixed Income	0.0%
Money Market Funds	2.5%
Industries
Healthcare Revenue - Long Term Care	15.6%
Healthcare Revenue - Hospitals	12.3%
Secondary Schools	8.2%
Miscellaneous Revenue - Other	7.1%
Multi-Family Housing Revenue	6.8%
Airport Revenue	6.6%
Universities - Colleges	3.9%
Universities - Dormitories	3.8%
Sales & Excise Tax Revenue	3.6%
Tax - Other	3.2%
Other Industries	26.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMHB-ANN

MFS® Municipal High
Income Fund

Class C-MMHCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Municipal High Income Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$168	1.66%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2026, Class C shares of the MFS Municipal High Income Fund (fund) provided a total return of 2.77%, at net asset value. This compares with a return of 4.70% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December..
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  The municipal bond market produced positive returns over the trailing year, particularly benefiting from positive performance over the second half of the period. Following a spike in April 2025, bond yield volatility generally trended lower, and the resumption of Fed rate cuts bolstered the outlook for fixed income assets, including municipals. The investment grade and high yield municipal markets delivered 4.7% and 2.7% returns, respectively, over the period. Bonds with maturities in the seven to 15-year range performed best while the longest maturity bonds lagged as the municipal yield curve steepened during the year. The yields (yield-to-worst) of the investment grade index and the high yield index ended the period at 3.45% and 5.52%, respectively, well above the five-year averages of 3.07% and 5.09%, respectively, a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance benefited relative performance as interest rates generally declined during the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning detracted from relative performance.
    The fund's greater exposure to both the education and industrial revenue sectors held back relative returns. Security selection within AA and A-rated bonds further weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 1/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	2.77%	0.11%	2.02%
C with CDSC (1% for 12 months)×	1.77%	0.11%	2.02%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.70%	0.86%	2.32%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	5,330,889,257	Average Effective Maturity (yrs):	20.5
Total Number of Holdings:	2,013	Average Effective Duration (yrs):	8.5
Total Management Fee ($)#:	25,434,682
Portfolio Turnover Rate (%):	9
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.5%
Equities	0.0%
Composition including fixed income credit
quality
AAA	0.9%
AA	12.0%
A	14.0%
BBB	19.1%
BB	12.5%
B	2.5%
CCC	1.4%
CC	1.0%
Not Rated	34.1%
Non-Fixed Income	0.0%
Money Market Funds	2.5%
Industries
Healthcare Revenue - Long Term Care	15.6%
Healthcare Revenue - Hospitals	12.3%
Secondary Schools	8.2%
Miscellaneous Revenue - Other	7.1%
Multi-Family Housing Revenue	6.8%
Airport Revenue	6.6%
Universities - Colleges	3.9%
Universities - Dormitories	3.8%
Sales & Excise Tax Revenue	3.6%
Tax - Other	3.2%
Other Industries	26.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMHC-ANN

MFS® Municipal High
Income Fund

Class I-MMIIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Municipal High Income Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$67	0.66%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2026, Class I shares of the MFS Municipal High Income Fund (fund) provided a total return of 3.64%, at net asset value. This compares with a return of 4.70% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December..
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  The municipal bond market produced positive returns over the trailing year, particularly benefiting from positive performance over the second half of the period. Following a spike in April 2025, bond yield volatility generally trended lower, and the resumption of Fed rate cuts bolstered the outlook for fixed income assets, including municipals. The investment grade and high yield municipal markets delivered 4.7% and 2.7% returns, respectively, over the period. Bonds with maturities in the seven to 15-year range performed best while the longest maturity bonds lagged as the municipal yield curve steepened during the year. The yields (yield-to-worst) of the investment grade index and the high yield index ended the period at 3.45% and 5.52%, respectively, well above the five-year averages of 3.07% and 5.09%, respectively, a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance benefited relative performance as interest rates generally declined during the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning detracted from relative performance.
    The fund's greater exposure to both the education and industrial revenue sectors held back relative returns. Security selection within AA and A-rated bonds further weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 1/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	3.64%	1.08%	3.02%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.70%	0.86%	2.32%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	5,330,889,257	Average Effective Maturity (yrs):	20.5
Total Number of Holdings:	2,013	Average Effective Duration (yrs):	8.5
Total Management Fee ($)#:	25,434,682
Portfolio Turnover Rate (%):	9
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.5%
Equities	0.0%
Composition including fixed income credit
quality
AAA	0.9%
AA	12.0%
A	14.0%
BBB	19.1%
BB	12.5%
B	2.5%
CCC	1.4%
CC	1.0%
Not Rated	34.1%
Non-Fixed Income	0.0%
Money Market Funds	2.5%
Industries
Healthcare Revenue - Long Term Care	15.6%
Healthcare Revenue - Hospitals	12.3%
Secondary Schools	8.2%
Miscellaneous Revenue - Other	7.1%
Multi-Family Housing Revenue	6.8%
Airport Revenue	6.6%
Universities - Colleges	3.9%
Universities - Dormitories	3.8%
Sales & Excise Tax Revenue	3.6%
Tax - Other	3.2%
Other Industries	26.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMHI-ANN

MFS® Municipal High
Income Fund

Class R6-MMHKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Municipal High Income Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$58	0.57%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended January 31, 2026, Class R6 shares of the MFS Municipal High Income Fund (fund) provided a total return of 3.86%, at net asset value. This compares with a return of 4.70% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December..
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  The municipal bond market produced positive returns over the trailing year, particularly benefiting from positive performance over the second half of the period. Following a spike in April 2025, bond yield volatility generally trended lower, and the resumption of Fed rate cuts bolstered the outlook for fixed income assets, including municipals. The investment grade and high yield municipal markets delivered 4.7% and 2.7% returns, respectively, over the period. Bonds with maturities in the seven to 15-year range performed best while the longest maturity bonds lagged as the municipal yield curve steepened during the year. The yields (yield-to-worst) of the investment grade index and the high yield index ended the period at 3.45% and 5.52%, respectively, well above the five-year averages of 3.07% and 5.09%, respectively, a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance benefited relative performance as interest rates generally declined during the reporting period.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Yield curve positioning detracted from relative performance.
    The fund's greater exposure to both the education and industrial revenue sectors held back relative returns. Security selection within AA and A-rated bonds further weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 1/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	3.86%	1.16%	2.93%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.70%	0.86%	2.34%
*	For the period from the commencement of the class's investment operations, June 2, 2017 through January 31, 2026.
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 3.73%.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	5,330,889,257	Average Effective Maturity (yrs):	20.5
Total Number of Holdings:	2,013	Average Effective Duration (yrs):	8.5
Total Management Fee ($)#:	25,434,682
Portfolio Turnover Rate (%):	9
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.5%
Equities	0.0%
Composition including fixed income credit
quality
AAA	0.9%
AA	12.0%
A	14.0%
BBB	19.1%
BB	12.5%
B	2.5%
CCC	1.4%
CC	1.0%
Not Rated	34.1%
Non-Fixed Income	0.0%
Money Market Funds	2.5%
Industries
Healthcare Revenue - Long Term Care	15.6%
Healthcare Revenue - Hospitals	12.3%
Secondary Schools	8.2%
Miscellaneous Revenue - Other	7.1%
Multi-Family Housing Revenue	6.8%
Airport Revenue	6.6%
Universities - Colleges	3.9%
Universities - Dormitories	3.8%
Sales & Excise Tax Revenue	3.6%
Tax - Other	3.2%
Other Industries	26.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMHR6-ANN

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller and Clarence Otis, Jr. and Ms. Paul E. Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller and Otis and Ms. Smith are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes- Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP (“E&Y”) to serve in the same capacity to certain other series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to each Fund's investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds (“MFS Related Entities”).

For the fiscal years ended January 31, 2026 and 2025, audit fees billed to each Fund by Deloitte and E&Y were as follows:

Fees billed by Deloitte:		Audit Fees
	2026	2025
MFS Global High Yield Fund	91,066	88,437
MFS High Income Fund	89,935	89,935
MFS High Yield Pooled Portfolio	43,303	42,065
Total	224,304	220,437

Fees billed by E&Y:		Audit Fees
	2026	2025
MFS Municipal High Income Fund	71,710	69,645

For the fiscal years ended January 31, 2026 and 2025, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2026	2025	2026	20255	2026	2025
To MFS Global High Yield	0	0	0	0	0	0
Fund
To MFS High Income Fund	0	0	0	0	0	0

To MFS High Yield Pooled	0	0	0	0	0	0
Portfolio
Total fees billed by Deloitte	0	0	0	0	0	0
To above Funds

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2026	2025	2026	2025	2026	2025
To MFS and MFS Related
Entities of MFS Global	0	0	0	0	217,540	234,973
High Yield Fund*
To MFS and MFS Related
Entities of MFS High	0	0	0	0	217,540	234,973
Income Fund *
To MFS and MFS Related
Entities of MFS High	0	0	0	0	217,540	234,973
Yield Pooled Portfolio*
Fees billed by Deloitte:			Aggregate Fees for Non-audit Services
				2026		2025
To MFS Global High Yield Fund, MFS and MFS Related				217,540	252,900
Entities#
To MFS High Income Fund, MFS and MFS Related Entities#				217,540	252,900

To MFS High Yield Pooled Portfolio, MFS and MFS				217,540	252,900
Related Entities#

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees4
	2026	2025	2026	20255	2026	2025
To MFS Municipal High	0	0	0	0	0	0
Income Fund

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees4
	2026	2025	2026	2025	2026	2025

To MFS and MFS Related	0	0	0	0	245,568	3,600
Entities of MFS Municipal
High Income Fund*

Fees billed by E&Y:			Aggregate Fees for Non-audit Services
				2026		2025
To MFS Municipal High Income Fund, MFS				392,046	413,591
and MFS Related Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte or E&Y, as the case may be, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities. If applicable the fees are converted to USD as of the payment date.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

4 The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre- approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS High Yield Pooled Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS High Yield Pooled Portfolio
Portfolio of Investments − 1/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 94.7%
Aerospace & Defense – 3.0%
Axon Enterprise, Inc., 6.125%, 3/15/2030 (n)		$1,917,000	$1,970,578
Axon Enterprise, Inc., 6.25%, 3/15/2033 (n)		643,000	666,244
Bombardier, Inc., 7.5%, 2/01/2029 (n)		455,000	472,640
Bombardier, Inc., 8.75%, 11/15/2030 (n)		404,000	432,954
Bombardier, Inc., 7.25%, 7/01/2031 (n)		1,133,000	1,202,865
Bombardier, Inc., 7%, 6/01/2032 (n)		500,000	524,859
Bombardier, Inc., 6.75%, 6/15/2033 (n)		1,332,000	1,399,122
TransDigm, Inc., 6.75%, 8/15/2028 (n)		1,111,000	1,129,697
TransDigm, Inc., 4.625%, 1/15/2029		1,688,000	1,677,797
TransDigm, Inc., 6.375%, 3/01/2029 (n)		868,000	892,586
TransDigm, Inc., 6.875%, 12/15/2030 (n)		2,753,000	2,867,484
TransDigm, Inc., 6.375%, 5/31/2033 (n)		3,116,000	3,172,125
			$16,408,951
Automotive – 2.9%
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)		$2,941,000	$2,772,280
Allison Transmission, Inc., 5.875%, 12/01/2033 (n)		420,000	425,945
American Axle & Manufacturing, Inc., 6.375%, 10/15/2032 (n)		756,000	771,343
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033 (n)		1,420,000	1,460,793
Clarios Global LP/Clarios US Finance Co., 6.75%, 2/15/2030 (n)		944,000	987,548
Clarios Global LP/Clarios US Finance Co., 4.75%, 6/15/2031 (n)	EUR	952,000	1,146,501
Clarios Global LP/Clarios US Finance Co., 6.75%, 9/15/2032 (n)		$481,000	497,849
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)		1,602,000	1,599,438
Forvia SE, 6.75%, 9/15/2033 (n)		1,396,000	1,431,376
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031 (n)		919,000	954,666
New Flyer Holdings, Inc., 9.25%, 7/01/2030 (n)		1,716,000	1,848,778
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		989,000	487,894
Wabash National Corp., 4.5%, 10/15/2028 (n)		1,889,000	1,757,976
			$16,142,387
Broadcasting – 2.7%
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)		$1,391,000	$1,445,332
Dotdash Meredith, Inc., 7.625%, 6/15/2032 (n)		1,429,000	1,302,787
Gray Media, Inc., 9.625%, 7/15/2032 (n)		1,302,000	1,342,299
Gray Media, Inc., 7.25%, 8/15/2033 (n)		943,000	965,418
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (n)		698,000	644,187
Sinclair Television Group, Inc., 8.125%, 2/15/2033 (n)		1,770,000	1,830,923
Stagwell Global LLC, 5.625%, 8/15/2029 (n)		1,918,000	1,859,815
Univision Communications, Inc., 8%, 8/15/2028 (n)		992,000	1,023,741
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		2,072,000	2,160,800
Versant Media Group, Inc., 7.25%, 1/30/2031 (n)		929,000	952,030
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042		1,690,000	1,187,225
			$14,714,557
Brokerage & Asset Managers – 1.8%
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)		$1,148,000	$1,236,614
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		445,000	443,910
Hightower Holding LLC, 6.75%, 4/15/2029 (n)		1,278,000	1,276,244
Hightower Holding LLC, 9.125%, 1/31/2030 (n)		772,000	814,872
HYPFS-ANN
1

MFS High Yield Pooled Portfolio
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		$3,819,000	$3,889,678
Osaic Holdings, Inc., 8%, 8/01/2033 (n)		1,808,000	1,874,046
Osaic Holdings, Inc., 8%, 8/01/2033 (n)		504,000	522,275
			$10,057,639
Building – 3.1%
AmeriTex Holdco Intermediate LLC, 7.625%, 8/15/2033 (n)		$1,773,000	$1,864,770
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)		1,550,000	684,340
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)		714,000	539,319
Knife River Corp., 7.75%, 5/01/2031 (n)		1,204,000	1,253,665
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		955,000	881,826
LBM Acquisition LLC, 9.5%, 6/15/2031 (n)		1,440,000	1,516,491
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)		590,000	605,967
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		1,594,000	1,548,555
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		652,000	655,260
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)		2,234,000	2,286,448
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)		3,579,000	3,711,751
White Cap Supply Holding Co., 7.375%, 11/15/2030 (n)		1,690,000	1,755,374
			$17,303,766
Business Services – 2.5%
ams-OSRAM AG, 10.5%, 3/30/2029	EUR	876,000	$1,100,934
athenahealth, Inc., 6.5%, 2/15/2030 (n)		$1,940,000	1,881,497
CACI International, Inc., 6.375%, 6/15/2033 (n)		2,223,000	2,306,445
ION Platform Finance US, Inc., 7.875%, 9/30/2032 (n)		1,584,000	1,389,190
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		1,568,000	1,567,553
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)		1,887,000	1,863,359
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)		1,537,000	1,553,125
Wulf Compute LLC, 7.75%, 10/15/2030 (n)		2,324,000	2,423,979
			$14,086,082
Cable TV – 4.3%
Cable One, Inc., 4%, 11/15/2030 (n)		$1,308,000	$952,035
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		4,715,000	4,504,244
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		3,482,000	3,272,526
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032		1,165,000	1,045,456
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		2,150,000	1,604,648
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		1,290,000	507,040
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		775,000	469,963
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		710,000	719,276
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 10%, 2/15/2031 (n)		512,000	527,406
DISH DBS Corp., 5.125%, 6/01/2029		1,646,000	1,456,738
DISH Network Corp., 11.75%, 11/15/2027 (n)		1,356,000	1,403,403
EchoStar Corp., 10.75%, 11/30/2029		1,741,355	1,908,908
EchoStar Corp., 6.75% (6.75% Cash or 6.75% PIK) to 5/30/2027, 6.75% Cash to 11/30/2030 (p)		1,422,664	1,421,758
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		1,579,000	1,379,685
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		2,906,000	2,553,062
			$23,726,148
Chemicals – 2.9%
Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)		$1,865,000	$1,897,115
Chemours Co., 4.625%, 11/15/2029 (n)		2,344,000	2,185,760
Consolidated Energy Finance S.A., 6.5%, 5/15/2026 (n)		300,000	297,000
2

MFS High Yield Pooled Portfolio
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)		$1,648,000	$1,359,600
Maxam Prill S.à r.l., 6%, 7/15/2030 (n)	EUR	1,728,000	2,126,365
Qnity Electronics, Inc., 5.75%, 8/15/2032 (n)		$1,377,000	1,402,769
Qnity Electronics, Inc., 6.25%, 8/15/2033 (n)		770,000	794,713
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		2,097,000	2,095,967
SNF Group SACA, 3.375%, 3/15/2030 (n)		2,168,000	2,038,589
Tronox, Inc., 4.625%, 3/15/2029 (n)		474,000	364,332
W.R. Grace Holdings LLC, 7%, 8/01/2033 (n)		1,404,000	1,405,755
			$15,967,965
Computer Software – 2.3%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)		$2,207,000	$2,325,787
Cloud Software Group, Inc., 9%, 9/30/2029 (n)		492,000	496,807
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)		1,906,000	1,938,560
Cloud Software Group, Inc., 6.625%, 8/15/2033 (n)		1,242,000	1,190,564
Fair Isaac Corp., 6%, 5/15/2033 (n)		2,708,000	2,759,276
Flash Compute LLC, 7.25%, 12/31/2030 (n)		467,000	468,585
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		1,975,000	2,027,942
Neptune Bidco U.S., Inc., 10.375%, 5/15/2031 (n)		585,000	618,517
Neptune Bidco U.S., Inc., 9.5%, 2/15/2033 (n)		649,000	660,855
			$12,486,893
Computer Software - Systems – 1.1%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		$2,048,000	$2,046,228
SS&C Technologies Holdings, Inc., 6.5%, 6/01/2032 (n)		585,000	603,968
Virtusa Corp., 7.125%, 12/15/2028 (n)		1,107,000	1,085,993
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)		2,062,000	2,123,934
			$5,860,123
Conglomerates – 1.2%
Amsted Industries, Inc., 6.375%, 3/15/2033 (n)		$1,297,000	$1,342,318
CompoSecure Holdings LLC, 5.625%, 2/01/2033 (n)		1,408,000	1,403,494
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		1,724,000	1,784,473
SPX Flow, Inc., 8.75%, 4/01/2030 (n)		1,927,000	1,979,887
			$6,510,172
Construction – 1.2%
Empire Communities Corp., 9.75%, 5/01/2029 (n)		$1,537,000	$1,588,222
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		1,037,000	1,012,572
Mattamy Group Corp., 6%, 12/15/2033 (n)		772,000	758,543
New Home Co., 8.5%, 11/01/2030 (n)		1,603,000	1,669,762
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		1,360,000	1,339,785
			$6,368,884
Consumer Products – 2.9%
Acushnet Co., 5.625%, 12/01/2033 (n)		$1,932,000	$1,950,161
Amer Sports Co., 6.75%, 2/16/2031 (n)		1,517,000	1,580,093
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)		1,456,000	1,284,548
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)		1,536,000	1,637,705
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		1,346,000	1,292,809
Energizer Holdings, Inc., 6%, 9/15/2033 (n)		540,000	518,988
MajorDrive Holdings IV LLC, 6.375%, 6/01/2029 (n)		739,000	594,507
Newell Brands, Inc., 6.375%, 5/15/2030		1,708,000	1,688,239
3

MFS High Yield Pooled Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – continued
Newell Brands, Inc., 6.625%, 5/15/2032	$1,111,000	$1,088,040
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032	1,858,000	1,827,393
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	1,256,000	1,256,476
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	1,591,000	1,487,148
		$16,206,107
Consumer Services – 2.8%
Allied Universal Holdco LLC, 6.875%, 6/15/2030 (n)	$838,000	$870,268
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)	1,487,000	1,564,953
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/2030 (n)	654,000	713,812
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	2,006,000	1,961,354
Garda World Security Corp., 6.5%, 1/15/2031 (n)	783,000	802,624
Garda World Security Corp., 8.375%, 11/15/2032 (n)	2,014,000	2,067,705
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)	2,181,000	2,185,635
Service Corp. International, 5.75%, 10/15/2032	3,269,000	3,320,856
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	1,365,000	1,290,045
TriNet Group, Inc., 7.125%, 8/15/2031 (n)	687,000	706,809
		$15,484,061
Containers – 0.9%
Ball Corp., 6%, 6/15/2029	$1,113,000	$1,145,963
Ball Corp., 2.875%, 8/15/2030	2,575,000	2,370,897
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)	1,709,000	1,710,224
		$5,227,084
Electronics – 0.2%
Diebold Nixdorf, Inc., 7.75%, 3/31/2030 (n)	$1,301,000	$1,377,855
Energy - Independent – 3.8%
Chord Energy Corp., 6%, 10/01/2030 (n)	$476,000	$485,281
Chord Energy Corp., 6.75%, 3/15/2033 (n)	1,701,000	1,763,379
CNX Resources Corp., 7.25%, 3/01/2032 (n)	1,893,000	1,980,500
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	2,446,000	2,461,596
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)	2,066,000	2,130,639
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/2029 (n)	1,166,000	1,165,241
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)	2,138,000	2,220,198
Matador Resources Co., 6.875%, 4/15/2028 (n)	1,223,000	1,249,603
Matador Resources Co., 6.5%, 4/15/2032 (n)	624,000	635,387
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	1,284,000	1,288,313
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	1,241,000	1,300,941
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)	478,000	492,412
SM Energy Co., 8.375%, 7/01/2028 (n)	328,000	337,610
SM Energy Co., 8.625%, 11/01/2030 (n)	646,000	683,226
SM Energy Co., 8.75%, 7/01/2031 (n)	1,305,000	1,370,717
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)	1,373,000	1,391,928
		$20,956,971
Entertainment – 2.4%
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/2032 (n)	$1,600,000	$1,530,620
Life Time, Inc., 6%, 11/15/2031 (n)	1,229,000	1,260,082
Lindblad Expeditions Holdings, Inc., 7%, 9/15/2030 (n)	1,433,000	1,495,962
NCL Corp. Ltd., 6.25%, 3/01/2030 (n)	2,068,000	2,113,624
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)	779,000	798,324
4

MFS High Yield Pooled Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	$2,203,000	$2,251,120
Six Flags Entertainment Corp./Canada Wonderland Co., 8.625%, 1/15/2032 (n)	474,000	483,693
Viking Cruises Ltd. Co., 5.875%, 10/15/2033 (n)	1,233,000	1,250,005
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	2,069,000	2,069,087
		$13,252,517
Financial Institutions – 7.2%
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)	$2,398,000	$2,523,631
Azorra Finance Ltd., 7.25%, 1/15/2031 (n)	690,000	722,664
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	661,000	692,643
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)	1,366,000	1,367,341
CrossCountry Intermediate HoldCo LLC, 6.5%, 10/01/2030 (n)	1,103,000	1,119,534
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/01/2032 (n)	600,000	604,933
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	1,441,000	1,508,547
Freedom Mortgage Holdings LLC, 6.875%, 5/01/2031 (n)	745,000	739,319
Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031 (n)	684,000	723,171
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)	1,764,000	1,765,695
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)	1,205,000	1,277,667
Global Aircraft Leasing Co. Ltd., 8.75%, 9/01/2027 (n)	1,607,000	1,663,455
goeasy Ltd., 6.875%, 2/15/2031 (n)	1,383,000	1,299,969
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029	1,622,000	1,631,883
Icahn Enterprises LP/Ichan Enterprises Finance Corp., 10%, 11/15/2029 (n)	668,000	674,270
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030 (n)	1,945,000	2,049,331
LFS TopCo LLC, 8.75%, 7/15/2030 (n)	741,000	744,629
OneMain Finance Corp., 6.625%, 5/15/2029	1,699,000	1,751,290
OneMain Finance Corp., 5.375%, 11/15/2029	901,000	898,626
OneMain Finance Corp., 7.5%, 5/15/2031	1,049,000	1,099,712
OneMain Finance Corp., 6.75%, 9/15/2033	1,044,000	1,055,571
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)	4,053,000	4,134,103
Phoenix Aviation Capital, 9.25%, 7/15/2030 (n)	1,426,000	1,494,484
Rocket Cos., Inc., 6.5%, 8/01/2029 (n)	1,217,000	1,251,830
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)	1,147,000	1,174,309
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)	2,130,000	2,209,792
Rocket Cos., Inc., 4%, 10/15/2033 (n)	536,000	492,171
TrueNoord Capital DAC, 8.75%, 3/01/2030 (n)	1,260,000	1,328,966
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)	1,533,000	1,571,452
		$39,570,988
Food & Beverages – 2.5%
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)	$892,000	$917,409
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)	1,071,000	1,083,416
Performance Food Group Co., 5.5%, 10/15/2027 (n)	1,381,000	1,381,748
Performance Food Group Co., 6.125%, 9/15/2032 (n)	1,171,000	1,202,685
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	3,278,000	3,201,006
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	1,165,000	1,173,337
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	2,634,000	2,623,453
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	748,000	760,933
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)	1,450,000	1,435,814
		$13,779,801
Forest & Paper Products – 0.3%
Veritiv Operating Co., 10.5%, 11/30/2030 (n)	$1,555,000	$1,665,012
5

MFS High Yield Pooled Portfolio
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 3.2%
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)		$3,560,000	$3,579,299
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030		3,263,000	3,269,376
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		1,776,000	1,644,127
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)		806,000	827,053
Rivers Enterprise Lender LLC, 6.25%, 10/15/2030 (n)		1,261,000	1,280,114
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		2,014,000	1,990,795
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		2,155,000	2,150,586
Wynn Macau Ltd., 6.75%, 2/15/2034 (n)		694,000	703,451
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		1,553,000	1,557,614
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)		539,000	580,733
			$17,583,148
Industrial – 1.2%
AECOM, 6%, 8/01/2033 (n)		$2,454,000	$2,513,870
APi Escrow Corp., 4.75%, 10/15/2029 (n)		2,930,000	2,872,713
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)		1,277,000	1,285,454
			$6,672,037
Insurance - Health – 0.4%
Molina Healthcare, Inc., 6.5%, 2/15/2031 (n)		$1,997,000	$2,046,621
Insurance - Property & Casualty – 3.9%
Acrisure LLC/Acrisure Finance, Inc., 7.5%, 11/06/2030 (n)		$511,000	$529,034
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/01/2032 (n)		2,097,000	2,149,849
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		871,000	868,245
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)		1,564,000	1,621,488
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)		1,006,000	1,034,017
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)		636,000	627,505
Amynta Agency Borrower, Inc., 7.5%, 7/15/2033 (n)		1,581,000	1,611,940
Ardonagh Finco Ltd., 6.875%, 2/15/2031	EUR	852,000	1,037,631
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)		$200,000	206,756
Asurion LLC, 8%, 12/31/2032 (n)		1,707,000	1,783,481
Asurion LLC, 8.375%, 2/01/2034 (n)		1,560,000	1,577,098
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)		2,112,000	2,171,820
Hub International Ltd., 5.625%, 12/01/2029 (n)		482,000	481,495
Hub International Ltd., 7.25%, 6/15/2030 (n)		1,817,000	1,895,774
Hub International Ltd., 7.375%, 1/31/2032 (n)		1,005,000	1,052,743
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)		3,069,000	3,160,843
			$21,809,719
Interactive Media Services – 0.5%
Snap, Inc., 6.875%, 3/01/2033 (n)		$2,086,000	$2,140,560
Snap, Inc., 6.875%, 3/15/2034 (n)		483,000	493,203
			$2,633,763
Machinery & Tools – 1.1%
Columbia Pipelines Holding Co., LLC, 7.125%, 2/01/2033 (n)		$1,092,000	$1,097,678
Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)		1,370,000	1,487,968
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		3,118,000	3,250,163
			$5,835,809
6

MFS High Yield Pooled Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 3.6%
Acadia Healthcare Co., Inc., 7.375%, 3/15/2033 (n)	$1,582,000	$1,562,691
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	1,464,000	1,526,220
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	874,000	719,264
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	3,842,000	3,622,676
Concentra, Inc., 6.875%, 7/15/2032 (n)	1,590,000	1,664,738
Encompass Health Corp., 4.75%, 2/01/2030	1,958,000	1,949,010
Encompass Health Corp., 4.625%, 4/01/2031	599,000	586,320
IQVIA, Inc., 5%, 5/15/2027 (n)	1,263,000	1,263,425
IQVIA, Inc., 6.5%, 5/15/2030 (n)	1,715,000	1,776,526
IQVIA, Inc., 6.25%, 6/01/2032 (n)	820,000	851,939
Prime Healthcare Services, Inc., 9.375%, 9/01/2029 (n)	1,242,000	1,293,233
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	1,839,000	1,851,529
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	1,180,000	1,185,167
		$19,852,738
Medical Equipment – 1.1%
Insulet Corp., 6.5%, 4/01/2033 (n)	$1,990,000	$2,071,001
Medline Borrower LP, 5.25%, 10/01/2029 (n)	2,289,000	2,292,955
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	1,644,000	1,696,790
		$6,060,746
Metals & Mining – 2.2%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$1,854,000	$1,613,876
First Quantum Minerals Ltd., 8%, 3/01/2033 (n)	645,000	692,124
Fortescue Treasury Pty Ltd., 4.375%, 4/01/2031 (n)	2,997,000	2,895,702
Mineral Resources Ltd., 9.25%, 10/01/2028 (n)	2,310,000	2,426,445
Mineral Resources Ltd., 7%, 4/01/2031 (n)	465,000	488,694
Novelis, Inc., 4.75%, 1/30/2030 (n)	529,000	512,776
Novelis, Inc., 6.875%, 1/30/2030 (n)	1,032,000	1,069,617
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030 (z)	901,009	547,903
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)	1,556,000	1,651,604
		$11,898,741
Midstream – 6.7%
Antero Midstream Corp., 5.75%, 7/01/2034 (n)	$3,109,000	$3,140,357
Buckeye Partners LP, 6.75%, 2/01/2030 (n)	1,281,000	1,342,191
Buckeye Partners LP, 5.85%, 11/15/2043	575,000	536,477
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)	1,985,000	2,075,962
Delek Logistics Partners LP/Delek Logistics Corp., 7.375%, 6/30/2033 (n)	901,000	926,519
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029	2,414,000	2,516,537
NuStar Logistics LP, 6.375%, 10/01/2030	1,882,000	1,971,865
Prairie Acquiror LP, 9%, 8/01/2029 (n)	1,540,000	1,597,290
Rockies Express Pipeline LLC, 6.75%, 3/15/2033 (n)	887,000	935,599
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)	1,711,000	1,751,595
Sunoco LP, 4.625%, 5/01/2030 (n)	1,731,000	1,687,859
Sunoco LP, 7.25%, 5/01/2032 (n)	2,328,000	2,462,144
Sunoco LP, 6.625%, 8/15/2032 (n)	791,000	815,783
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	2,538,000	2,537,124
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)	750,000	777,504
Tallgrass Energy Partners LP, 6.75%, 3/15/2034 (n)	405,000	412,173
TransMontaigne Partners LLC, 8.5%, 6/15/2030 (n)	1,164,000	1,207,555
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)	812,000	831,242
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)	1,684,000	1,793,241
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)	1,927,000	1,970,965
7

MFS High Yield Pooled Portfolio
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)		$2,081,000	$1,830,704
Venture Global Plaquemines LNG LLC, 7.5%, 5/01/2033 (n)		600,000	657,821
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)		1,557,000	1,615,852
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)		1,407,000	1,474,902
			$36,869,261
Network & Telecom – 1.0%
Altice Financing S.A., 5.75%, 8/15/2029 (n)		$850,000	$611,574
Frontier Communications Holdings LLC, 6.75%, 5/01/2029 (n)		813,000	815,854
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		2,107,000	2,131,186
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	450,000	550,714
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		691,000	873,276
Windstream Services LLC/Windstream Escrow, 8.25%, 10/01/2031 (n)		$687,000	719,650
			$5,702,254
Oil Services – 1.0%
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$1,575,000	$1,601,501
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		2,419,000	2,504,679
Valaris Ltd., 8.375%, 4/30/2030 (n)		1,544,000	1,613,341
			$5,719,521
Oils – 0.1%
PBF Holding Co. LLC, 7.875%, 9/15/2030 (n)		$766,000	$767,036
Pharmaceuticals – 1.2%
1261229 B.C. Ltd., 10%, 4/15/2032 (n)		$2,433,000	$2,496,883
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		405,000	374,619
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		798,000	567,577
Genmab A.S., 6.25%, 12/15/2032 (n)		1,873,000	1,919,896
Grifols S.A., 7.125%, 5/01/2030	EUR	1,111,000	1,376,788
			$6,735,763
Pollution Control – 1.0%
Clean Harbors, Inc., 5.75%, 10/15/2033 (n)		$2,299,000	$2,348,773
GFL Environmental, Inc., 4%, 8/01/2028 (n)		1,370,000	1,348,342
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		896,000	937,334
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		966,000	1,005,196
			$5,639,645
Precious Metals & Minerals – 0.9%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		$1,750,000	$1,758,755
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		1,650,000	1,656,666
New Gold, Inc., 6.875%, 4/01/2032 (n)		1,328,000	1,410,901
			$4,826,322
Printing & Publishing – 0.3%
Graham Holdings Co., 5.625%, 12/01/2033 (n)		$1,709,000	$1,717,242
Real Estate - Healthcare – 0.3%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 4.625%, 8/01/2029		$703,000	$602,734
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)		1,212,000	1,298,485
			$1,901,219
8

MFS High Yield Pooled Portfolio
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Other – 1.7%
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$2,162,000	$2,114,993
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		2,699,000	2,778,836
RHP Hotel Properties LP/RHP Finance Corp., 6.5%, 4/01/2032 (n)		321,000	331,963
Starwood Property Trust, Inc., 5.75%, 1/15/2031 (n)		2,477,000	2,508,131
XHR LP, REIT, 4.875%, 6/01/2029 (n)		1,976,000	1,947,925
			$9,681,848
Restaurants – 1.2%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$2,102,000	$2,154,902
1011778 B.C. ULC/New Red Finance, Inc., 5.625%, 9/15/2029 (n)		1,220,000	1,240,645
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		1,376,000	1,312,878
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		2,001,000	1,892,276
			$6,600,701
Retailers – 1.4%
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)		$1,951,043	$2,136,908
Macy’s Retail Holdings LLC, 5.875%, 3/15/2030 (n)		108,000	109,113
Macy's Retail Holdings LLC, 7.375%, 8/01/2033 (n)		1,649,000	1,741,298
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		1,313,000	1,310,423
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	810,000	748,089
Penske Automotive Group Co., 3.75%, 6/15/2029		$1,861,000	1,798,104
			$7,843,935
Specialty Stores – 1.6%
Carvana Co., 9%, 6/01/2031 (n)		$3,616,450	$3,978,339
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		837,000	827,871
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		1,190,000	1,159,427
Petco Health & Wellness Co., Inc., 8.25%, 2/01/2031 (n)(w)		1,092,000	1,094,860
PetSmart LLC / PetSmart Finance Corp., 7.5%, 9/15/2032 (n)		1,790,000	1,835,575
			$8,896,072
Supermarkets – 1.0%
Albertsons Cos. LLC/Safeway, Inc., 6.25%, 3/15/2033 (n)		$3,167,000	$3,233,828
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		2,342,000	2,453,866
			$5,687,694
Telecommunications - Wireless – 0.8%
Altice France S.A., 9.5%, 11/01/2029 (n)		$731,708	$750,935
Altice France S.A., 6.875%, 10/15/2030 (n)		1,594,513	1,567,587
Altice France S.A., 6.5%, 4/15/2032 (n)		546,493	533,765
Zegona Finance PLC, 6.75%, 7/15/2029 (n)	EUR	181,800	226,137
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		$1,178,000	1,241,887
			$4,320,311
Telephone Services – 0.8%
Level 3 Financing, Inc., 6.875%, 6/30/2033 (n)		$845,660	$871,445
Level 3 Financing, Inc., 7%, 3/31/2034 (n)		813,093	842,206
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)		1,567,000	1,524,041
Uniti Group/CSL Capital Co., 8.625%, 6/15/2032 (n)		1,178,000	1,189,391
			$4,427,083
Tobacco – 0.4%
Turning Point Brands, Inc., 7.625%, 3/15/2032 (n)		$2,030,000	$2,177,449
9

MFS High Yield Pooled Portfolio
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.2%
Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)	EUR	734,000	$892,659
Utilities - Electric Power – 3.9%
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		$2,083,000	$1,950,841
Clearway Energy Operating LLC, 5.75%, 1/15/2034 (n)		1,120,000	1,124,083
Hawaiian Electric Co., Inc., 6%, 10/01/2033 (n)		1,357,000	1,377,641
NRG Energy, Inc., 5.75%, 1/15/2034 (n)		2,309,000	2,324,313
NRG Energy, Inc., 6%, 1/15/2036 (n)		2,473,000	2,498,811
PG&E Corp., 5.25%, 7/01/2030		2,838,000	2,820,803
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055		858,000	885,498
Talen Energy Supply LLC, 6.25%, 2/01/2034 (n)		1,674,000	1,696,532
Talen Energy Supply LLC, 6.5%, 2/01/2036 (n)		778,000	797,639
TerraForm Global Operating LP, 6.125%, 3/01/2026 (n)		367,000	364,470
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		1,918,000	1,920,158
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		425,000	412,361
XPLR Infrastructure Operating Partners LP, 4.5%, 9/15/2027 (n)		1,118,000	1,107,835
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)		1,411,000	1,455,988
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)		448,000	470,588
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)		391,000	410,205
			$21,617,766
Total Bonds (Identified Cost, $516,881,273)			$523,571,066
Exchange-Traded Funds – 1.5%
Fixed Income ETFs – 1.5%
iShares iBoxx $ High Yield Corporate Bond ETF (Identified Cost, $8,291,920)		221,000	$8,318,440
Common Stocks – 0.1%
Metals & Mining – 0.0%
Petra Diamonds Ltd. (a)		61,268	$12,575
Oil Services – 0.1%
LTRI Holdings LP (a)(u)		3,300	$615,912
Total Common Stocks (Identified Cost, $651,262)			$628,487

	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a) (Identified Cost, $0)	GBP 1.14	N/A	42,350	$15,646

Mutual Funds (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 3.73% (v) (Identified Cost, $12,162,210)	12,161,440	$12,163,873
Other Assets, Less Liabilities – 1.5%		8,460,550
Net Assets – 100.0%		$553,158,062
10

MFS High Yield Pooled Portfolio
Portfolio of Investments – continued

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $12,163,873 and
$532,533,639, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$475,246,645, representing 85.9% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030	3/10/21-12/19/24	$893,732	$547,903
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound

Derivative Contracts at 1/31/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	319,343	USD	377,791	Morgan Stanley Capital Services LLC	4/17/2026	$2,073
USD	384,498	EUR	322,188	State Street Corp.	4/17/2026	1,250
						$3,323
Liability Derivatives
EUR	230,372	USD	275,859	JPMorgan Chase Bank N.A.	4/17/2026	$(1,828)
EUR	1,207,137	USD	1,450,206	State Street Corp.	4/17/2026	(14,295)
USD	11,566,045	EUR	9,888,060	HSBC Bank	4/17/2026	(195,967)
USD	370,357	EUR	313,054	State Street Corp.	4/17/2026	(2,026)
						$(214,116)
See Notes to Financial Statements
11

MFS High Yield Pooled Portfolio
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 1/31/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $525,824,455)	$532,533,639
Investments in affiliated issuers, at value (identified cost, $12,162,210)	12,163,873
Cash	36,576
Foreign currency, at value (identified cost, $24,791)	24,770
Receivables for
Forward foreign currency exchange contracts	3,323
Investments sold	809,656
Fund shares sold	74,809
Interest and dividends	9,925,259
Other assets	1,542
Total assets	$555,573,447
Liabilities
Payables for
Distributions	$209
Forward foreign currency exchange contracts	214,116
Investments purchased	587,119
When-issued investments purchased	1,099,327
Fund shares reacquired	441,680
Payable to affiliates
Administrative services fee	142
Shareholder servicing costs	4
Accrued expenses and other liabilities	72,788
Total liabilities	$2,415,385
Net assets	$553,158,062
Net assets consist of
Paid-in capital	$672,008,492
Total distributable earnings (loss)	(118,850,430)
Net assets	$553,158,062
Shares of beneficial interest outstanding	65,242,606
Net asset value per share (net assets of $553,158,062 / 65,242,606 shares of beneficial interest outstanding)	$8.48
See Notes to Financial Statements
12

MFS High Yield Pooled Portfolio
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 1/31/26 Net investment income (loss)
Income
Interest	$37,839,609
Dividends from affiliated issuers	544,164
Other	117,931
Dividends from unaffiliated issuers	57,470
Total investment income	$38,559,174
Expenses
Shareholder servicing costs	$28
Administrative services fee	17,500
Custodian fee	39,029
Shareholder communications	5,595
Audit and tax fees	56,441
Legal fees	2,880
Pricing service fees	9,888
Form N-CEN/N-PORT preparation fees	9,800
Miscellaneous	21,954
Total expenses	$163,115
Fees paid indirectly	(353)
Net expenses	$162,762
Net investment income (loss)	$38,396,412
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(551,770)
Affiliated issuers	(2,075)
Forward foreign currency exchange contracts	(654,465)
Foreign currency	27,536
Net realized gain (loss)	$(1,180,774)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$9,150,477
Affiliated issuers	587
Forward foreign currency exchange contracts	(172,029)
Translation of assets and liabilities in foreign currencies	(1,856)
Net unrealized gain (loss)	$8,977,179
Net realized and unrealized gain (loss)	$7,796,405
Change in net assets from operations	$46,192,817
See Notes to Financial Statements
13

MFS High Yield Pooled Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	1/31/26	1/31/25
Change in net assets
From operations
Net investment income (loss)	$38,396,412	$42,834,641
Net realized gain (loss)	(1,180,774)	(8,019,749)
Net unrealized gain (loss)	8,977,179	18,033,538
Change in net assets from operations	$46,192,817	$52,848,430
Total distributions to shareholders	$(39,005,078)	$(43,210,470)
Change in net assets from fund share transactions	$(33,057,785)	$(88,268,652)
Total change in net assets	$(25,870,046)	$(78,630,692)
Net assets
At beginning of period	579,028,108	657,658,800
At end of period	$553,158,062	$579,028,108
See Notes to Financial Statements
14

MFS High Yield Pooled Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
	Year ended
	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$8.37	$8.24	$8.05	$8.88	$9.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.58	$0.57	$0.53	$0.47	$0.47
Net realized and unrealized gain (loss)	0.12	0.14	0.20	(0.82)	(0.34)
Total from investment operations	$0.70	$0.71	$0.73	$(0.35)	$0.13
Less distributions declared to shareholders
From net investment income	$(0.59)	$(0.58)	$(0.54)	$(0.48)	$(0.50)
Net asset value, end of period (x)	$8.48	$8.37	$8.24	$8.05	$8.88
Total return (%) (s)(x)	8.64	8.89	9.46	(3.84)	1.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.03	0.03	0.02	0.02	0.02
Net investment income (loss)	6.91	6.91	6.63	5.77	5.09
Portfolio turnover rate	50	56	44	25	60
Net assets at end of period (000 omitted)	$553,158	$579,028	$657,659	$726,615	$997,366

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
15

MFS High Yield Pooled Portfolio
Notes to Financial Statements
(1) Business and Organization
MFS High Yield Pooled Portfolio (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported
16

MFS High Yield Pooled Portfolio
Notes to Financial Statements  - continued
that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$615,912	$615,912
United Kingdom	12,575	15,646	—	28,221
U.S. Corporate Bonds	—	446,420,779	—	446,420,779
Foreign Bonds	—	77,150,287	—	77,150,287
Investment Companies	20,482,313	—	—	20,482,313
Total	$20,494,888	$523,586,712	$615,912	$544,697,512

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$3,323	$—	$3,323
Forward Foreign Currency Exchange Contracts – Liabilities	—	(214,116)	—	(214,116)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
17

MFS High Yield Pooled Portfolio
Notes to Financial Statements  - continued
Equity Securities
Balance as of 1/31/25	$750,981
Change in unrealized appreciation or depreciation	401,669
Partial liquidation proceeds	(536,738)
Balance as of 1/31/26	$615,912
The net change in unrealized appreciation or depreciation from investments held as level 3 at January 31, 2026 is $401,669. At January 31, 2026, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at January 31, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$3,323	$(214,116)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended January 31, 2026 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(654,465)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended January 31, 2026 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(172,029)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out
18

MFS High Yield Pooled Portfolio
Notes to Financial Statements  - continued
all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is
19

MFS High Yield Pooled Portfolio
Notes to Financial Statements  - continued
negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended January 31, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 1/31/26	Year ended 1/31/25
Ordinary income (including any short-term capital gains)	$39,005,078	$43,210,470
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 1/31/26
Cost of investments	$539,430,106
Gross appreciation	12,438,264
Gross depreciation	(7,381,651)
Net unrealized appreciation (depreciation)	$5,056,613
Undistributed ordinary income	3,374,014
Capital loss carryforwards	(124,103,317)
Other temporary differences	(3,177,740)
Total distributable earnings (loss)	$(118,850,430)
As of January 31, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(12,381,510)
Long-Term	(111,721,807)
Total	$(124,103,317)
20

MFS High Yield Pooled Portfolio
Notes to Financial Statements  - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from MFS funds that invest in the fund.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended January 31, 2026, these costs amounted to $28.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended January 31, 2026 was equivalent to an annual effective rate of 0.0031% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation - The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the year ended January 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $270,915,401 and $311,968,674, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 1/31/26		Year ended 1/31/25
	Shares	Amount	Shares	Amount
Shares sold	5,369,315	$44,749,514	1,780,399	$14,727,846
Shares issued to shareholders in reinvestment of distributions	4,646,039	39,005,078	5,210,874	43,207,316
Shares reacquired	(13,937,740)	(116,812,377)	(17,626,873)	(146,203,814)
Net change	(3,922,386)	$(33,057,785)	(10,635,600)	$(88,268,652)
The fund is an MFS Pooled Portfolio, which is designed to be used by certain MFS funds to invest in a particular security type rather than invest in the security type directly. The fund is solely invested in by other MFS funds for the purpose of gaining exposure to high income debt instruments, rather than investing in high income debt instruments directly. The MFS funds do not invest in this fund for the purpose of exercising management or control. At the end of the period, the MFS Diversified Income Fund and the MFS Global High Yield Fund were the owners of record of approximately 75% and 25%, respectively, of the value of outstanding voting shares of the fund.
21

MFS High Yield Pooled Portfolio
Notes to Financial Statements  - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended January 31, 2026, the fund’s commitment fee and interest expense were $2,665 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended January 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,373,051	$155,811,277	$152,018,967	$(2,075)	$587	$12,163,873

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$544,164	$—
22

MFS High Yield Pooled Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust III and the Shareholders of MFS High Yield Pooled Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS High Yield Pooled Portfolio (the “Fund”), including the portfolio of investments, as of January 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 18, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
23

MFS High Yield Pooled Portfolio
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS High Yield Pooled Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS High Yield Pooled Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS High Yield Pooled Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
25

MFS High Income Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS High Income Fund
Portfolio of Investments − 1/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 94.1%
Aerospace & Defense – 3.0%
Axon Enterprise, Inc., 6.125%, 3/15/2030 (n)		$6,847,000	$7,038,367
Axon Enterprise, Inc., 6.25%, 3/15/2033 (n)		2,241,000	2,322,012
Bombardier, Inc., 7.5%, 2/01/2029 (n)		1,761,000	1,829,272
Bombardier, Inc., 8.75%, 11/15/2030 (n)		1,283,000	1,374,949
Bombardier, Inc., 7.25%, 7/01/2031 (n)		3,410,000	3,620,274
Bombardier, Inc., 7%, 6/01/2032 (n)		2,523,000	2,648,439
Bombardier, Inc., 6.75%, 6/15/2033 (n)		4,989,000	5,240,406
TransDigm, Inc., 6.75%, 8/15/2028 (n)		3,860,000	3,924,960
TransDigm, Inc., 4.625%, 1/15/2029		5,775,000	5,740,093
TransDigm, Inc., 6.375%, 3/01/2029 (n)		3,773,000	3,879,870
TransDigm, Inc., 6.875%, 12/15/2030 (n)		9,903,000	10,314,816
TransDigm, Inc., 6.375%, 5/31/2033 (n)		11,504,000	11,711,210
			$59,644,668
Asset-Backed & Securitized – 0.0%
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “F”, CDO, FLR, 5.23% ((SOFR - 3mo. + 0.26161%) + 1.3% Cash or PIK) to 4/26/2050 (a)(n)(p)		$989,322	$99
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “G”, CDO, FLR, 5.43% ((SOFR - 3mo. + 0.26161%) + 1.5% Cash or PIK) to 4/26/2050 (a)(n)(p)		3,167,250	317
			$416
Automotive – 2.9%
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)		$10,465,000	$9,864,641
Allison Transmission, Inc., 5.875%, 12/01/2033 (n)		1,868,000	1,894,442
American Axle & Manufacturing, Inc., 6.375%, 10/15/2032 (n)		2,868,000	2,926,206
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033 (n)		5,068,000	5,213,590
Clarios Global LP/Clarios US Finance Co., 6.75%, 2/15/2030 (n)		3,670,000	3,839,301
Clarios Global LP/Clarios US Finance Co., 4.75%, 6/15/2031 (n)	EUR	3,196,000	3,848,967
Clarios Global LP/Clarios US Finance Co., 6.75%, 9/15/2032 (n)		$1,710,000	1,769,901
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)		5,539,000	5,530,143
Forvia SE, 6.75%, 9/15/2033 (n)		4,934,000	5,059,032
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031 (n)		3,391,000	3,522,605
New Flyer Holdings, Inc., 9.25%, 7/01/2030 (n)		6,329,000	6,818,717
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		3,334,000	1,644,729
Wabash National Corp., 4.5%, 10/15/2028 (n)		6,248,000	5,814,629
			$57,746,903
Broadcasting – 2.6%
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)		$5,081,000	$5,279,464
Dotdash Meredith, Inc., 7.625%, 6/15/2032 (n)		5,232,000	4,769,895
Gray Media, Inc., 9.625%, 7/15/2032 (n)		4,529,000	4,669,179
Gray Media, Inc., 7.25%, 8/15/2033 (n)		3,425,000	3,506,423
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (n)		2,570,000	2,371,865
Sinclair Television Group, Inc., 8.125%, 2/15/2033 (n)		6,125,000	6,335,823
Stagwell Global LLC, 5.625%, 8/15/2029 (n)		6,585,000	6,385,234
Univision Communications, Inc., 8%, 8/15/2028 (n)		3,409,000	3,518,078
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		7,861,000	8,197,899
Versant Media Group, Inc., 7.25%, 1/30/2031 (n)		3,424,000	3,508,879
MFHFS-ANN
1

MFS High Income Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042		$6,214,000	$4,365,335
			$52,908,074
Brokerage & Asset Managers – 1.8%
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)		$4,102,000	$4,418,633
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		1,589,000	1,585,107
Hightower Holding LLC, 6.75%, 4/15/2029 (n)		4,310,000	4,304,076
Hightower Holding LLC, 9.125%, 1/31/2030 (n)		2,614,000	2,759,163
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		13,729,000	13,983,083
Osaic Holdings, Inc., 8%, 8/01/2033 (n)		6,671,000	6,914,692
Osaic Holdings, Inc., 8%, 8/01/2033 (n)		1,690,000	1,751,280
			$35,716,034
Building – 3.1%
AmeriTex Holdco Intermediate LLC, 7.625%, 8/15/2033 (n)		$6,163,000	$6,481,997
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)		4,999,000	2,207,108
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)		2,822,000	2,131,593
Knife River Corp., 7.75%, 5/01/2031 (n)		4,392,000	4,573,170
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		3,401,000	3,140,407
LBM Acquisition LLC, 9.5%, 6/15/2031 (n)		5,141,000	5,414,085
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)		1,873,000	1,923,689
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		5,673,000	5,511,263
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		2,209,000	2,220,045
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)		8,637,000	8,839,771
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)		13,191,000	13,680,276
White Cap Supply Holding Co., 7.375%, 11/15/2030 (n)		6,213,000	6,453,337
			$62,576,741
Business Services – 2.5%
ams-OSRAM AG, 10.5%, 3/30/2029	EUR	3,071,000	$3,859,553
athenahealth, Inc., 6.5%, 2/15/2030 (n)		$7,015,000	6,803,456
CACI International, Inc., 6.375%, 6/15/2033 (n)		8,191,000	8,498,465
ION Platform Finance US, Inc., 7.875%, 9/30/2032 (n)		5,651,000	4,956,007
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		5,087,000	5,085,550
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)		7,168,000	7,078,197
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)		5,862,000	5,923,498
Wulf Compute LLC, 7.75%, 10/15/2030 (n)		8,475,000	8,839,594
			$51,044,320
Cable TV – 4.2%
Cable One, Inc., 4%, 11/15/2030 (n)		$4,589,000	$3,340,128
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		18,043,000	17,236,496
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		12,408,000	11,661,546
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032		3,201,000	2,872,537
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		7,540,000	5,627,463
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		4,090,000	1,607,592
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		3,025,000	1,834,372
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		2,447,000	2,478,970
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 10%, 2/15/2031 (n)		1,773,000	1,826,348
DISH DBS Corp., 5.125%, 6/01/2029		5,857,000	5,183,546
DISH Network Corp., 11.75%, 11/15/2027 (n)		4,823,000	4,991,602
EchoStar Corp., 10.75%, 11/30/2029		6,077,534	6,662,314
EchoStar Corp., 6.75% (6.75% Cash or 6.75% PIK) to 5/30/2027, 6.75% Cash to 11/30/2030 (p)		5,122,755	5,119,067
2

MFS High Income Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		$5,484,000	$4,791,762
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		10,139,000	8,907,604
			$84,141,347
Chemicals – 2.9%
Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)		$6,331,000	$6,440,020
Chemours Co., 4.625%, 11/15/2029 (n)		8,644,000	8,060,455
Consolidated Energy Finance S.A., 6.5%, 5/15/2026 (n)		1,100,000	1,089,000
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)		6,068,000	5,006,100
Maxam Prill S.à r.l., 6%, 7/15/2030 (n)	EUR	5,940,000	7,309,379
Qnity Electronics, Inc., 5.75%, 8/15/2032 (n)		$5,099,000	5,194,423
Qnity Electronics, Inc., 6.25%, 8/15/2033 (n)		2,814,000	2,904,312
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		7,682,000	7,678,217
SNF Group SACA, 3.375%, 3/15/2030 (n)		8,369,000	7,869,443
Tronox, Inc., 4.625%, 3/15/2029 (n)		1,689,000	1,298,221
W.R. Grace Holdings LLC, 7%, 8/01/2033 (n)		5,065,000	5,071,331
			$57,920,901
Computer Software – 2.3%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)		$7,636,000	$8,046,992
Cloud Software Group, Inc., 9%, 9/30/2029 (n)		1,668,000	1,684,299
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)		7,417,000	7,543,705
Cloud Software Group, Inc., 6.625%, 8/15/2033 (n)		4,626,000	4,434,421
Fair Isaac Corp., 6%, 5/15/2033 (n)		9,969,000	10,157,763
Flash Compute LLC, 7.25%, 12/31/2030 (n)		1,720,000	1,725,836
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		7,025,000	7,213,312
Neptune Bidco U.S., Inc., 10.375%, 5/15/2031 (n)		2,341,000	2,475,124
Neptune Bidco U.S., Inc., 9.5%, 2/15/2033 (n)		2,204,000	2,244,259
			$45,525,711
Computer Software - Systems – 1.0%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		$6,953,000	$6,946,984
SS&C Technologies Holdings, Inc., 6.5%, 6/01/2032 (n)		2,203,000	2,274,430
Virtusa Corp., 7.125%, 12/15/2028 (n)		3,828,000	3,755,356
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)		7,174,000	7,389,479
			$20,366,249
Conglomerates – 1.2%
Amsted Industries, Inc., 6.375%, 3/15/2033 (n)		$4,473,000	$4,629,291
CompoSecure Holdings LLC, 5.625%, 2/01/2033 (n)		5,066,000	5,049,789
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		6,226,000	6,444,389
SPX Flow, Inc., 8.75%, 4/01/2030 (n)		7,002,000	7,194,170
			$23,317,639
Construction – 1.2%
Empire Communities Corp., 9.75%, 5/01/2029 (n)		$5,648,000	$5,836,225
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		3,689,000	3,602,099
Mattamy Group Corp., 6%, 12/15/2033 (n)		2,897,000	2,846,501
New Home Co., 8.5%, 11/01/2030 (n)		5,895,000	6,140,515
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		4,879,000	4,806,480
			$23,231,820
3

MFS High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 2.9%
Acushnet Co., 5.625%, 12/01/2033 (n)	$7,119,000	$7,185,919
Amer Sports Co., 6.75%, 2/16/2031 (n)	5,524,000	5,753,749
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)	5,136,000	4,531,209
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)	5,315,000	5,666,927
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)	4,566,000	4,385,561
Energizer Holdings, Inc., 6%, 9/15/2033 (n)	2,373,000	2,280,663
MajorDrive Holdings IV LLC, 6.375%, 6/01/2029 (n)	2,506,000	2,016,014
Newell Brands, Inc., 6.375%, 5/15/2030	6,250,000	6,177,689
Newell Brands, Inc., 6.625%, 5/15/2032	3,575,000	3,501,119
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032	6,834,000	6,721,423
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	4,937,000	4,938,871
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	5,568,000	5,204,551
		$58,363,695
Consumer Services – 2.7%
Allied Universal Holdco LLC, 6.875%, 6/15/2030 (n)	$2,840,000	$2,949,356
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)	5,461,000	5,747,282
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/2030 (n)	2,220,000	2,423,030
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	6,936,000	6,781,632
Garda World Security Corp., 6.5%, 1/15/2031 (n)	2,865,000	2,936,805
Garda World Security Corp., 8.375%, 11/15/2032 (n)	6,936,000	7,120,955
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)	7,408,000	7,423,742
Service Corp. International, 5.75%, 10/15/2032	12,017,000	12,207,626
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	5,130,000	4,848,300
TriNet Group, Inc., 7.125%, 8/15/2031 (n)	2,320,000	2,386,895
		$54,825,623
Containers – 1.0%
Ball Corp., 6%, 6/15/2029	$4,589,000	$4,724,909
Ball Corp., 2.875%, 8/15/2030	8,993,000	8,280,183
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)	6,299,000	6,303,512
		$19,308,604
Electronics – 0.2%
Diebold Nixdorf, Inc., 7.75%, 3/31/2030 (n)	$4,712,000	$4,990,357
Energy - Independent – 3.7%
Chord Energy Corp., 6%, 10/01/2030 (n)	$1,716,000	$1,749,459
Chord Energy Corp., 6.75%, 3/15/2033 (n)	6,003,000	6,223,140
CNX Resources Corp., 7.25%, 3/01/2032 (n)	6,977,000	7,299,498
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	8,930,000	8,986,938
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)	7,257,000	7,484,050
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/2029 (n)	3,952,000	3,949,429
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)	7,546,000	7,836,114
Matador Resources Co., 6.875%, 4/15/2028 (n)	4,209,000	4,300,554
Matador Resources Co., 6.5%, 4/15/2032 (n)	2,537,000	2,583,295
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	4,653,000	4,668,629
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	4,475,000	4,691,147
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)	1,922,000	1,979,950
SM Energy Co., 8.375%, 7/01/2028 (n)	1,288,000	1,325,736
SM Energy Co., 8.625%, 11/01/2030 (n)	1,795,000	1,898,439
SM Energy Co., 8.75%, 7/01/2031 (n)	5,187,000	5,448,207
4

MFS High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)	$4,549,000	$4,611,712
		$75,036,297
Entertainment – 2.4%
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/2032 (n)	$5,706,000	$5,458,574
Life Time, Inc., 6%, 11/15/2031 (n)	4,533,000	4,647,639
Lindblad Expeditions Holdings, Inc., 7%, 9/15/2030 (n)	5,054,000	5,276,058
NCL Corp. Ltd., 6.25%, 3/01/2030 (n)	7,273,000	7,433,457
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)	2,855,000	2,925,821
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	8,099,000	8,275,906
Six Flags Entertainment Corp./Canada Wonderland Co., 8.625%, 1/15/2032 (n)	1,715,000	1,750,072
Viking Cruises Ltd. Co., 5.875%, 10/15/2033 (n)	4,569,000	4,632,014
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	7,423,000	7,423,312
		$47,822,853
Financial Institutions – 7.2%
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)	$8,777,000	$9,236,827
Azorra Finance Ltd., 7.25%, 1/15/2031 (n)	2,338,000	2,448,678
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	2,721,000	2,851,257
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)	4,810,000	4,814,720
CrossCountry Intermediate HoldCo LLC, 6.5%, 10/01/2030 (n)	3,941,000	4,000,076
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/01/2032 (n)	2,303,000	2,321,934
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	5,333,000	5,582,984
Freedom Mortgage Holdings LLC, 6.875%, 5/01/2031 (n)	2,883,000	2,861,015
Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031 (n)	2,228,000	2,355,593
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)	6,782,000	6,788,518
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)	4,279,000	4,537,045
Global Aircraft Leasing Co. Ltd., 8.75%, 9/01/2027 (n)	5,606,000	5,802,944
goeasy Ltd., 6.875%, 2/15/2031 (n)	5,084,000	4,778,773
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029	5,498,000	5,531,499
Icahn Enterprises LP/Ichan Enterprises Finance Corp., 10%, 11/15/2029 (n)	2,423,000	2,445,742
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030 (n)	6,914,000	7,284,872
LFS TopCo LLC, 8.75%, 7/15/2030 (n)	2,720,000	2,733,320
OneMain Finance Corp., 6.625%, 5/15/2029	5,494,000	5,663,089
OneMain Finance Corp., 5.375%, 11/15/2029	4,114,000	4,103,162
OneMain Finance Corp., 7.5%, 5/15/2031	3,459,000	3,626,219
OneMain Finance Corp., 6.75%, 9/15/2033	3,981,000	4,025,123
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)	14,665,000	14,958,454
Phoenix Aviation Capital, 9.25%, 7/15/2030 (n)	5,136,000	5,382,656
Rocket Cos., Inc., 6.5%, 8/01/2029 (n)	4,801,000	4,938,405
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)	3,850,000	3,941,665
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)	8,065,000	8,367,123
Rocket Cos., Inc., 4%, 10/15/2033 (n)	1,816,000	1,667,504
TrueNoord Capital DAC, 8.75%, 3/01/2030 (n)	4,505,000	4,751,581
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)	5,187,000	5,317,106
		$143,117,884
Food & Beverages – 2.4%
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)	$3,187,000	$3,277,782
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)	3,704,000	3,746,940
Performance Food Group Co., 5.5%, 10/15/2027 (n)	5,184,000	5,186,810
Performance Food Group Co., 6.125%, 9/15/2032 (n)	3,848,000	3,952,119
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	11,262,000	10,997,477
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	4,837,000	4,871,614
5

MFS High Income Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		$9,515,000	$9,476,899
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)		2,715,000	2,761,943
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)		4,792,000	4,745,119
			$49,016,703
Forest & Paper Products – 0.3%
Veritiv Operating Co., 10.5%, 11/30/2030 (n)		$5,369,000	$5,748,841
Gaming & Lodging – 3.2%
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)		$12,615,000	$12,683,386
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030		11,580,000	11,602,627
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		6,468,000	5,987,732
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)		2,980,000	3,057,838
Rivers Enterprise Lender LLC, 6.25%, 10/15/2030 (n)		4,503,000	4,571,256
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		7,849,000	7,758,565
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		7,594,000	7,578,446
Wynn Macau Ltd., 6.75%, 2/15/2034 (n)		2,482,000	2,515,801
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		5,909,000	5,926,556
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)		1,693,000	1,824,084
			$63,506,291
Industrial – 1.2%
AECOM, 6%, 8/01/2033 (n)		$8,511,000	$8,718,643
APi Escrow Corp., 4.75%, 10/15/2029 (n)		10,453,000	10,248,625
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)		4,666,000	4,696,889
			$23,664,157
Insurance - Health – 0.4%
Molina Healthcare, Inc., 6.5%, 2/15/2031 (n)		$7,344,000	$7,526,484
Insurance - Property & Casualty – 4.0%
Acrisure LLC/Acrisure Finance, Inc., 7.5%, 11/06/2030 (n)		$1,832,000	$1,896,654
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/01/2032 (n)		7,685,000	7,878,677
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		3,110,000	3,100,164
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)		4,848,000	5,026,198
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)		4,605,000	4,733,249
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)		2,273,000	2,242,639
Amynta Agency Borrower, Inc., 7.5%, 7/15/2033 (n)		5,627,000	5,737,121
Ardonagh Finco Ltd., 6.875%, 2/15/2031	EUR	3,200,000	3,897,207
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)		$600,000	620,267
Asurion LLC, 8%, 12/31/2032 (n)		6,292,000	6,573,910
Asurion LLC, 8.375%, 2/01/2034 (n)		5,633,000	5,694,738
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)		7,697,000	7,915,010
Hub International Ltd., 5.625%, 12/01/2029 (n)		1,980,000	1,977,924
Hub International Ltd., 7.25%, 6/15/2030 (n)		6,771,000	7,064,550
Hub International Ltd., 7.375%, 1/31/2032 (n)		3,413,000	3,575,138
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)		11,184,000	11,518,692
			$79,452,138
Interactive Media Services – 0.5%
Snap, Inc., 6.875%, 3/01/2033 (n)		$7,258,000	$7,447,833
Snap, Inc., 6.875%, 3/15/2034 (n)		1,707,000	1,743,060
			$9,190,893
6

MFS High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 1.0%
Columbia Pipelines Holding Co., LLC, 7.125%, 2/01/2033 (n)	$3,940,000	$3,960,488
Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)	4,650,000	5,050,402
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	11,477,000	11,963,476
		$20,974,366
Medical & Health Technology & Services – 3.6%
Acadia Healthcare Co., Inc., 7.375%, 3/15/2033 (n)	$5,797,000	$5,726,246
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	5,049,000	5,263,583
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	3,317,000	2,729,747
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	13,441,000	12,673,708
Concentra, Inc., 6.875%, 7/15/2032 (n)	5,825,000	6,098,804
Encompass Health Corp., 4.75%, 2/01/2030	6,698,000	6,667,247
Encompass Health Corp., 4.625%, 4/01/2031	2,297,000	2,248,376
IQVIA, Inc., 5%, 5/15/2027 (n)	4,355,000	4,356,466
IQVIA, Inc., 6.5%, 5/15/2030 (n)	6,697,000	6,937,255
IQVIA, Inc., 6.25%, 6/01/2032 (n)	2,771,000	2,878,930
Prime Healthcare Services, Inc., 9.375%, 9/01/2029 (n)	4,519,000	4,705,409
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	6,783,000	6,829,211
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	4,326,000	4,344,944
		$71,459,926
Medical Equipment – 1.1%
Insulet Corp., 6.5%, 4/01/2033 (n)	$6,922,000	$7,203,753
Medline Borrower LP, 5.25%, 10/01/2029 (n)	7,992,000	8,005,810
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	6,232,000	6,432,114
		$21,641,677
Metals & Mining – 2.1%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$6,198,000	$5,395,256
First Quantum Minerals Ltd., 8%, 3/01/2033 (n)	2,375,000	2,548,520
Fortescue Treasury Pty Ltd., 4.375%, 4/01/2031 (n)	11,043,000	10,669,748
Mineral Resources Ltd., 9.25%, 10/01/2028 (n)	8,043,000	8,448,442
Mineral Resources Ltd., 7%, 4/01/2031 (n)	1,723,000	1,810,797
Novelis, Inc., 4.75%, 1/30/2030 (n)	1,752,000	1,698,266
Novelis, Inc., 6.875%, 1/30/2030 (n)	3,868,000	4,008,992
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030 (z)	2,962,036	1,801,211
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)	5,634,000	5,980,164
		$42,361,396
Midstream – 6.7%
Antero Midstream Corp., 5.75%, 7/01/2034 (n)	$11,466,000	$11,581,646
Buckeye Partners LP, 6.75%, 2/01/2030 (n)	4,694,000	4,918,223
Buckeye Partners LP, 5.85%, 11/15/2043	1,949,000	1,818,423
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)	7,221,000	7,551,901
Delek Logistics Partners LP/Delek Logistics Corp., 7.375%, 6/30/2033 (n)	3,060,000	3,146,668
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029	8,734,000	9,104,985
NuStar Logistics LP, 6.375%, 10/01/2030	6,719,000	7,039,832
Prairie Acquiror LP, 9%, 8/01/2029 (n)	5,273,000	5,469,161
Rockies Express Pipeline LLC, 6.75%, 3/15/2033 (n)	3,045,000	3,211,836
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)	5,916,000	6,056,363
Sunoco LP, 4.625%, 5/01/2030 (n)	6,824,000	6,653,930
Sunoco LP, 7.25%, 5/01/2032 (n)	8,277,000	8,753,937
Sunoco LP, 6.625%, 8/15/2032 (n)	2,812,000	2,900,104
7

MFS High Income Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		$9,534,000	$9,530,708
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		2,718,000	2,817,675
Tallgrass Energy Partners LP, 6.75%, 3/15/2034 (n)		1,467,000	1,492,982
TransMontaigne Partners LLC, 8.5%, 6/15/2030 (n)		3,947,000	4,094,690
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		3,644,000	3,730,352
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		5,961,000	6,347,690
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		7,086,000	7,247,667
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)		7,195,000	6,329,609
Venture Global Plaquemines LNG LLC, 7.5%, 5/01/2033 (n)		2,060,000	2,258,518
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)		5,493,000	5,700,626
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)		5,277,000	5,531,668
			$133,289,194
Network & Telecom – 1.0%
Altice Financing S.A., 5.75%, 8/15/2029 (n)		$3,235,000	$2,327,579
Frontier Communications Holdings LLC, 6.75%, 5/01/2029 (n)		2,922,000	2,932,259
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		7,007,000	7,087,433
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	1,568,000	1,918,932
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		2,469,000	3,120,286
Iliad Holding S.A.S., 6.875%, 4/15/2031		500,000	631,893
Windstream Services LLC/Windstream Escrow, 8.25%, 10/01/2031 (n)		$2,266,000	2,373,692
			$20,392,074
Oil Services – 1.0%
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$5,790,000	$5,887,422
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		8,639,000	8,944,985
Valaris Ltd., 8.375%, 4/30/2030 (n)		5,381,000	5,622,661
			$20,455,068
Oils – 0.1%
PBF Holding Co. LLC, 7.875%, 9/15/2030 (n)		$2,826,000	$2,829,821
Pharmaceuticals – 1.2%
1261229 B.C. Ltd., 10%, 4/15/2032 (n)		$8,578,000	$8,803,232
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		1,455,000	1,345,853
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		2,714,000	1,930,333
Genmab A.S., 6.25%, 12/15/2032 (n)		6,910,000	7,083,012
Grifols S.A., 7.125%, 5/01/2030	EUR	3,670,000	4,547,984
			$23,710,414
Pollution Control – 1.0%
Clean Harbors, Inc., 5.75%, 10/15/2033 (n)		$8,474,000	$8,657,462
GFL Environmental, Inc., 4%, 8/01/2028 (n)		4,988,000	4,909,146
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		3,043,000	3,183,377
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		3,680,000	3,829,320
			$20,579,305
Precious Metals & Minerals – 0.9%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		$6,792,000	$6,825,980
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		6,090,000	6,114,604
New Gold, Inc., 6.875%, 4/01/2032 (n)		4,686,000	4,978,524
			$17,919,108
8

MFS High Income Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Printing & Publishing – 0.3%
Graham Holdings Co., 5.625%, 12/01/2033 (n)		$6,299,000	$6,329,380
Real Estate - Healthcare – 0.3%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 4.625%, 8/01/2029		$2,536,000	$2,174,301
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)		4,199,000	4,498,628
			$6,672,929
Real Estate - Other – 1.7%
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$7,788,000	$7,618,671
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		9,598,000	9,881,909
RHP Hotel Properties LP/RHP Finance Corp., 6.5%, 4/01/2032 (n)		1,120,000	1,158,249
Starwood Property Trust, Inc., 5.75%, 1/15/2031 (n)		9,041,000	9,154,627
XHR LP, REIT, 4.875%, 6/01/2029 (n)		7,098,000	6,997,151
			$34,810,607
Restaurants – 1.2%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$7,456,000	$7,643,647
1011778 B.C. ULC/New Red Finance, Inc., 5.625%, 9/15/2029 (n)		4,006,000	4,073,790
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		5,590,000	5,333,566
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		6,787,000	6,418,231
			$23,469,234
Retailers – 1.4%
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)		$7,166,476	$7,849,183
Macy’s Retail Holdings LLC, 5.875%, 3/15/2030 (n)		417,000	421,298
Macy's Retail Holdings LLC, 7.375%, 8/01/2033 (n)		5,591,000	5,903,940
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		4,808,000	4,798,563
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	2,955,000	2,729,140
Penske Automotive Group Co., 3.75%, 6/15/2029		$6,313,000	6,099,641
			$27,801,765
Specialty Stores – 1.6%
Carvana Co., 9%, 6/01/2031 (n)		$13,078,500	$14,387,232
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		2,994,000	2,961,346
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		4,252,000	4,142,760
Petco Health & Wellness Co., Inc., 8.25%, 2/01/2031 (n)(w)		3,940,000	3,950,318
PetSmart LLC / PetSmart Finance Corp., 7.5%, 9/15/2032 (n)		6,700,000	6,870,589
			$32,312,245
Supermarkets – 1.0%
Albertsons Cos. LLC/Safeway, Inc., 6.25%, 3/15/2033 (n)		$11,413,000	$11,653,830
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		7,998,000	8,380,025
			$20,033,855
Telecommunications - Wireless – 0.8%
Altice France S.A., 9.5%, 11/01/2029 (n)		$2,545,734	$2,612,628
Altice France S.A., 6.875%, 10/15/2030 (n)		5,659,304	5,563,737
Altice France S.A., 6.5%, 4/15/2032 (n)		1,458,080	1,424,121
Zegona Finance PLC, 6.75%, 7/15/2029 (n)	EUR	537,300	668,337
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		$4,936,000	5,203,694
			$15,472,517
9

MFS High Income Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telephone Services – 0.8%
Level 3 Financing, Inc., 6.875%, 6/30/2033 (n)		$3,286,899	$3,387,120
Level 3 Financing, Inc., 7%, 3/31/2034 (n)		2,827,793	2,929,042
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)		5,643,000	5,488,300
Uniti Group/CSL Capital Co., 8.625%, 6/15/2032 (n)		4,192,000	4,232,534
			$16,036,996
Tobacco – 0.4%
Turning Point Brands, Inc., 7.625%, 3/15/2032 (n)		$7,159,000	$7,678,994
Transportation - Services – 0.2%
Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)	EUR	2,675,000	$3,253,218
Utilities - Electric Power – 3.9%
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		$7,564,000	$7,084,091
Clearway Energy Operating LLC, 5.75%, 1/15/2034 (n)		3,985,000	3,999,528
Hawaiian Electric Co., Inc., 6%, 10/01/2033 (n)		4,993,000	5,068,949
NRG Energy, Inc., 5.75%, 1/15/2034 (n)		8,792,000	8,850,309
NRG Energy, Inc., 6%, 1/15/2036 (n)		8,558,000	8,647,320
PG&E Corp., 5.25%, 7/01/2030		10,334,000	10,271,381
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055		2,900,000	2,992,942
Talen Energy Supply LLC, 6.25%, 2/01/2034 (n)		6,216,000	6,299,667
Talen Energy Supply LLC, 6.5%, 2/01/2036 (n)		2,823,000	2,894,262
TerraForm Global Operating LP, 6.125%, 3/01/2026 (n)		1,184,000	1,175,837
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		6,745,000	6,752,588
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		1,494,000	1,449,569
XPLR Infrastructure Operating Partners LP, 4.5%, 9/15/2027 (n)		3,689,000	3,655,458
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)		5,230,000	5,396,753
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)		1,701,000	1,786,763
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)		1,369,000	1,436,243
			$77,761,660
Total Bonds (Identified Cost, $1,861,614,829)			$1,882,957,392
Exchange-Traded Funds – 1.5%
Fixed Income ETFs – 1.5%
iShares iBoxx $ High Yield Corporate Bond ETF (Identified Cost, $29,202,000)		785,000	$29,547,400
Common Stocks – 0.0%
Metals & Mining – 0.0%
Petra Diamonds Ltd. (a)		201,419	$41,342
Oil Services – 0.0%
LTRI Holdings LP (a)(u)		3,250	$606,580
Total Common Stocks (Identified Cost, $641,394)			$647,922

	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a) (Identified Cost, $0)	GBP 1.14	N/A	62,563	$23,114
10

MFS High Income Fund
Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 2.9%
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 3.73% (v) (Identified Cost, $58,508,382)	58,508,084	$58,519,785
Other Assets, Less Liabilities – 1.5%		29,897,480
Net Assets – 100.0%		$2,001,593,093

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $58,519,785 and
$1,913,175,828, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$1,710,965,716, representing 85.5% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030	3/10/2021-3/29/2022	$2,948,574	$1,801,211
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound

Derivative Contracts at 1/31/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	1,067,968	USD	1,263,433	Morgan Stanley Capital Services LLC	4/17/2026	$6,933
USD	1,558,468	EUR	1,305,911	State Street Corp.	4/17/2026	5,065
						$11,998
Liability Derivatives
EUR	1,265,400	USD	1,515,950	JPMorgan Chase Bank N.A.	4/17/2026	$(10,735)
11

MFS High Income Fund
Portfolio of Investments – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
EUR	3,479,813	USD	4,180,730	State Street Corp.	4/17/2026	$(41,436)
USD	43,301,915	EUR	37,008,824	Barclays Bank PLC	4/17/2026	(720,692)
USD	1,392,201	EUR	1,176,794	State Street Corp.	4/17/2026	(7,615)
						$(780,478)
At January 31, 2026, the fund had cash collateral of $840,000 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
12

MFS High Income Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 1/31/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,891,458,223)	$1,913,175,828
Investments in affiliated issuers, at value (identified cost, $58,508,382)	58,519,785
Foreign currency, at value (identified cost, $10)	10
Restricted cash for
Forward foreign currency exchange contracts	840,000
Receivables for
Forward foreign currency exchange contracts	11,998
Investments sold	2,061,827
Fund shares sold	1,408,566
Interest and dividends	35,590,195
Other assets	4,741
Total assets	$2,011,612,950
Liabilities
Payable to custodian	$44,513
Payables for
Distributions	108,973
Forward foreign currency exchange contracts	780,478
Investments purchased	1,887,602
When-issued investments purchased	3,966,446
Fund shares reacquired	2,721,021
Payable to affiliates
Investment adviser	72,199
Administrative services fee	2,296
Shareholder servicing costs	255,365
Distribution and service fees	16,161
Payable for independent Trustees' compensation	13
Accrued expenses and other liabilities	164,790
Total liabilities	$10,019,857
Net assets	$2,001,593,093
Net assets consist of
Paid-in capital	$2,228,441,149
Total distributable earnings (loss)	(226,848,056)
Net assets	$2,001,593,093
Shares of beneficial interest outstanding	635,791,398

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$741,379,135	235,385,184	$3.15
Class B	698,637	221,611	3.15
Class C	10,015,373	3,170,387	3.16
Class I	148,332,564	47,240,294	3.14
Class R1	722,330	229,177	3.15
Class R2	1,197,372	382,182	3.13
Class R3	363,730	115,919	3.14
Class R4	213,308	67,533	3.16
Class R6	1,098,670,644	348,979,111	3.15

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $3.29 [100 / 95.75 x $3.15]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
13

MFS High Income Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 1/31/26 Net investment income (loss)
Income
Interest	$128,987,927
Dividends from affiliated issuers	3,103,152
Dividends from unaffiliated issuers	1,193,841
Other	411,530
Total investment income	$133,696,450
Expenses
Management fee	$8,822,312
Distribution and service fees	1,933,008
Shareholder servicing costs	1,170,938
Administrative services fee	259,106
Independent Trustees' compensation	45,951
Custodian fee	113,561
Shareholder communications	105,943
Audit and tax fees	103,072
Legal fees	9,555
Miscellaneous	285,207
Total expenses	$12,848,653
Fees paid indirectly	(1,896)
Reduction of expenses by investment adviser and distributor	(270,604)
Net expenses	$12,576,153
Net investment income (loss)	$121,120,297
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,232,959)
Affiliated issuers	(4,326)
Forward foreign currency exchange contracts	(2,278,542)
Foreign currency	80,368
Net realized gain (loss)	$(3,435,459)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$29,282,633
Affiliated issuers	(214)
Forward foreign currency exchange contracts	(610,499)
Translation of assets and liabilities in foreign currencies	(4,060)
Net unrealized gain (loss)	$28,667,860
Net realized and unrealized gain (loss)	$25,232,401
Change in net assets from operations	$146,352,698
See Notes to Financial Statements
14

MFS High Income Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	1/31/26	1/31/25
Change in net assets
From operations
Net investment income (loss)	$121,120,297	$114,548,021
Net realized gain (loss)	(3,435,459)	(14,016,771)
Net unrealized gain (loss)	28,667,860	45,047,997
Change in net assets from operations	$146,352,698	$145,579,247
Total distributions to shareholders	$(123,180,454)	$(116,241,451)
Change in net assets from fund share transactions	$58,197,007	$108,066,803
Total change in net assets	$81,369,251	$137,404,599
Net assets
At beginning of period	1,920,223,842	1,782,819,243
At end of period	$2,001,593,093	$1,920,223,842
See Notes to Financial Statements
15

MFS High Income Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$3.11	$3.06	$3.00	$3.31	$3.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.18	$0.17	$0.14	$0.13
Net realized and unrealized gain (loss)	0.04	0.06	0.06	(0.30)	(0.11)
Total from investment operations	$0.23	$0.24	$0.23	$(0.16)	$0.02
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.19)	$(0.17)	$(0.15)	$(0.15)
Net asset value, end of period (x)	$3.15	$3.11	$3.06	$3.00	$3.31
Total return (%) (r)(s)(t)(x)	7.67	7.98	8.13	(4.60)	0.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	0.88	0.88	0.89	0.90
Expenses after expense reductions (f)	0.85	0.86	0.87	0.87	0.89
Net investment income (loss)	6.03	5.98	5.68	4.69	3.88
Portfolio turnover rate	51	57	48	33	64
Net assets at end of period (000 omitted)	$741,379	$712,966	$659,654	$625,602	$679,622

Class B	Year ended
	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$3.11	$3.06	$3.00	$3.31	$3.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.16	$0.15	$0.12	$0.11
Net realized and unrealized gain (loss)	0.05	0.05	0.06	(0.30)	(0.12)
Total from investment operations	$0.21	$0.21	$0.21	$(0.18)	$(0.01)
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.16)	$(0.15)	$(0.13)	$(0.12)
Net asset value, end of period (x)	$3.15	$3.11	$3.06	$3.00	$3.31
Total return (%) (r)(s)(t)(x)	6.87	7.18	7.34	(5.31)	(0.28)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	1.63	1.63	1.64	1.65
Expenses after expense reductions (f)	1.60	1.61	1.62	1.62	1.64
Net investment income (loss)	5.30	5.26	4.93	3.91	3.15
Portfolio turnover rate	51	57	48	33	64
Net assets at end of period (000 omitted)	$699	$1,339	$2,315	$2,986	$4,729

See Notes to Financial Statements
16

MFS High Income Fund
Financial Highlights - continued
Class C	Year ended
	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$3.12	$3.07	$3.01	$3.32	$3.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.16	$0.15	$0.12	$0.11
Net realized and unrealized gain (loss)	0.04	0.05	0.06	(0.30)	(0.12)
Total from investment operations	$0.21	$0.21	$0.21	$(0.18)	$(0.01)
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.16)	$(0.15)	$(0.13)	$(0.12)
Net asset value, end of period (x)	$3.16	$3.12	$3.07	$3.01	$3.32
Total return (%) (r)(s)(t)(x)	6.87	7.18	7.32	(5.29)	(0.27)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	1.63	1.63	1.64	1.65
Expenses after expense reductions (f)	1.60	1.61	1.62	1.62	1.64
Net investment income (loss)	5.28	5.23	4.93	3.92	3.15
Portfolio turnover rate	51	57	48	33	64
Net assets at end of period (000 omitted)	$10,015	$10,125	$9,778	$11,888	$16,636

Class I	Year ended
	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$3.10	$3.05	$2.99	$3.30	$3.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.19	$0.17	$0.15	$0.14
Net realized and unrealized gain (loss)	0.04	0.05	0.07	(0.30)	(0.11)
Total from investment operations	$0.24	$0.24	$0.24	$(0.15)	$0.03
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.19)	$(0.18)	$(0.16)	$(0.16)
Net asset value, end of period (x)	$3.14	$3.10	$3.05	$2.99	$3.30
Total return (%) (r)(s)(t)(x)	7.94	8.25	8.41	(4.38)	0.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62	0.63	0.63	0.63	0.65
Expenses after expense reductions (f)	0.60	0.61	0.62	0.62	0.64
Net investment income (loss)	6.28	6.23	5.91	4.93	4.13
Portfolio turnover rate	51	57	48	33	64
Net assets at end of period (000 omitted)	$148,333	$136,995	$127,672	$189,210	$208,682

See Notes to Financial Statements
17

MFS High Income Fund
Financial Highlights - continued
Class R1	Year ended
	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$3.11	$3.06	$3.00	$3.31	$3.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.16	$0.15	$0.12	$0.11
Net realized and unrealized gain (loss)	0.05	0.05	0.06	(0.30)	(0.12)
Total from investment operations	$0.21	$0.21	$0.21	$(0.18)	$(0.01)
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.16)	$(0.15)	$(0.13)	$(0.12)
Net asset value, end of period (x)	$3.15	$3.11	$3.06	$3.00	$3.31
Total return (%) (r)(s)(t)(x)	6.87	7.18	7.33	(5.32)	(0.28)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	1.63	1.63	1.64	1.65
Expenses after expense reductions (f)	1.60	1.61	1.62	1.62	1.64
Net investment income (loss)	5.29	5.23	4.93	3.94	3.14
Portfolio turnover rate	51	57	48	33	64
Net assets at end of period (000 omitted)	$722	$826	$775	$695	$946

Class R2	Year ended
	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$3.09	$3.04	$2.98	$3.29	$3.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.18	$0.16	$0.13	$0.13
Net realized and unrealized gain (loss)	0.04	0.05	0.07	(0.29)	(0.13)
Total from investment operations	$0.22	$0.23	$0.23	$(0.16)	$0.00
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.18)	$(0.17)	$(0.15)	$(0.14)
Net asset value, end of period (x)	$3.13	$3.09	$3.04	$2.98	$3.29
Total return (%) (r)(s)(t)(x)	7.41	7.73	7.88	(4.90)	(0.09)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	1.13	1.13	1.14	1.16
Expenses after expense reductions (f)	1.10	1.11	1.12	1.12	1.15
Net investment income (loss)	5.78	5.75	5.43	4.44	3.67
Portfolio turnover rate	51	57	48	33	64
Net assets at end of period (000 omitted)	$1,197	$1,061	$1,485	$1,606	$2,029

See Notes to Financial Statements
18

MFS High Income Fund
Financial Highlights - continued
Class R3	Year ended
	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$3.10	$3.05	$2.99	$3.30	$3.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.18	$0.17	$0.14	$0.13
Net realized and unrealized gain (loss)	0.04	0.06	0.06	(0.30)	(0.11)
Total from investment operations	$0.23	$0.24	$0.23	$(0.16)	$0.02
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.19)	$(0.17)	$(0.15)	$(0.15)
Net asset value, end of period (x)	$3.14	$3.10	$3.05	$2.99	$3.30
Total return (%) (r)(s)(t)(x)	7.67	8.00	8.14	(4.63)	0.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	0.88	0.88	0.89	0.90
Expenses after expense reductions (f)	0.85	0.86	0.87	0.87	0.89
Net investment income (loss)	6.05	6.00	5.68	4.60	3.90
Portfolio turnover rate	51	57	48	33	64
Net assets at end of period (000 omitted)	$364	$677	$909	$1,295	$2,574

Class R4	Year ended
	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$3.12	$3.06	$3.00	$3.31	$3.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.19	$0.18	$0.15	$0.14
Net realized and unrealized gain (loss)	0.04	0.07	0.06	(0.30)	(0.11)
Total from investment operations	$0.24	$0.26	$0.24	$(0.15)	$0.03
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.20)	$(0.18)	$(0.16)	$(0.16)
Net asset value, end of period (x)	$3.16	$3.12	$3.06	$3.00	$3.31
Total return (%) (r)(s)(t)(x)	7.93	8.59	8.39	(4.35)	0.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62	0.63	0.63	0.64	0.65
Expenses after expense reductions (f)	0.60	0.61	0.62	0.62	0.64
Net investment income (loss)	6.27	6.27	5.93	4.95	4.15
Portfolio turnover rate	51	57	48	33	64
Net assets at end of period (000 omitted)	$213	$190	$415	$362	$371

See Notes to Financial Statements
19

MFS High Income Fund
Financial Highlights - continued
Class R6	Year ended
	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$3.11	$3.06	$3.00	$3.31	$3.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.20	$0.18	$0.15	$0.15
Net realized and unrealized gain (loss)	0.04	0.05	0.06	(0.30)	(0.12)
Total from investment operations	$0.24	$0.25	$0.24	$(0.15)	$0.03
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.20)	$(0.18)	$(0.16)	$(0.16)
Net asset value, end of period (x)	$3.15	$3.11	$3.06	$3.00	$3.31
Total return (%) (r)(s)(t)(x)	8.04	8.37	8.52	(4.25)	0.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52	0.52	0.52	0.52	0.54
Expenses after expense reductions (f)	0.50	0.51	0.51	0.51	0.53
Net investment income (loss)	6.38	6.34	6.04	5.05	4.25
Portfolio turnover rate	51	57	48	33	64
Net assets at end of period (000 omitted)	$1,098,671	$1,056,046	$979,817	$919,902	$1,048,137

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
20

MFS High Income Fund
Notes to Financial Statements
(1) Business and Organization
MFS High Income Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported
21

MFS High Income Fund
Notes to Financial Statements  - continued
that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$606,580	$606,580
United Kingdom	41,342	23,114	—	64,456
U.S. Corporate Bonds	—	1,605,601,709	—	1,605,601,709
Commercial Mortgage-Backed Securities	—	416	—	416
Foreign Bonds	—	277,355,267	—	277,355,267
Investment Companies	88,067,185	—	—	88,067,185
Total	$88,108,527	$1,882,980,506	$606,580	$1,971,695,613

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$11,998	$—	$11,998
Forward Foreign Currency Exchange Contracts – Liabilities	—	(780,478)	—	(780,478)
For further information regarding security characteristics, see the Portfolio of Investments.
22

MFS High Income Fund
Notes to Financial Statements  - continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/25	$739,603
Change in unrealized appreciation or depreciation	395,583
Partial liquidation proceeds	(528,606)
Balance as of 1/31/26	$606,580
The net change in unrealized appreciation or depreciation from investments held as level 3 at January 31, 2026 is $395,583.  At January 31, 2026 the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at January 31, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$11,998	$(780,478)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended January 31, 2026 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(2,278,542)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended January 31, 2026 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(610,499)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other
23

MFS High Income Fund
Notes to Financial Statements  - continued
party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
24

MFS High Income Fund
Notes to Financial Statements  - continued
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended January 31, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 1/31/26	Year ended 1/31/25
Ordinary income (including any short-term capital gains)	$123,180,454	$116,241,451
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 1/31/26
Cost of investments	$1,955,602,214
Gross appreciation	43,799,619
Gross depreciation	(28,474,700)
Net unrealized appreciation (depreciation)	$15,324,919
Undistributed ordinary income	7,971,799
Capital loss carryforwards	(239,348,655)
Other temporary differences	(10,796,119)
Total distributable earnings (loss)	$(226,848,056)
As of January 31, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(21,862,773)
Long-Term	(217,485,882)
Total	$(239,348,655)
25

MFS High Income Fund
Notes to Financial Statements  - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees.  The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class.  The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses.  Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 1/31/26	Year ended 1/31/25
Class A	$44,439,847	$41,382,629
Class B	51,244	97,960
Class C	539,005	534,527
Class I	9,039,503	8,153,545
Class R1	38,020	43,760
Class R2	68,442	80,260
Class R3	41,032	43,059
Class R4	13,624	14,821
Class R6	68,949,737	65,890,890
Total	$123,180,454	$116,241,451
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.4 billion	0.46%
In excess of $1.4 billion and up to $3 billion	0.44%
In excess of $3 billion	0.42%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until May 31, 2027. For the year ended January 31, 2026, this management fee reduction amounted to $268,567, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended January 31, 2026 was equivalent to an annual effective rate of 0.44% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $19,105 for the year ended January 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
26

MFS High Income Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,809,016
Class B	0.75%	0.25%	1.00%	1.00%	9,527
Class C	0.75%	0.25%	1.00%	1.00%	99,937
Class R1	0.75%	0.25%	1.00%	1.00%	7,046
Class R2	0.25%	0.25%	0.50%	0.50%	5,811
Class R3	—	0.25%	0.25%	0.25%	1,671
Total Distribution and Service Fees					$1,933,008
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended January 31, 2026 based on each class's average daily net assets.   MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended January 31, 2026, this rebate amounted to $2,016, $7, and $14 for Class A, Class B, and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended January 31, 2026, were as follows:
Amount
Class A	$26,289
Class B	5
Class C	888
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended January 31, 2026, the fee was $216,293, which equated to 0.0111% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended January 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $954,645.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended January 31, 2026 was equivalent to an annual effective rate of 0.0133% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
27

MFS High Income Fund
Notes to Financial Statements  - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$9
8/19/2024	Redemption	Class B	2	7
8/19/2024	Redemption	Class C	2	7
8/19/2024	Redemption	Class I	8	25
8/19/2024	Redemption	Class R2	9	29
(4) Portfolio Securities
For the year ended January 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $983,969,685 and $939,507,932, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 1/31/26		Year ended 1/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	31,081,866	$96,876,288	38,099,811	$117,402,511
Class B	6,843	21,283	12,534	38,296
Class C	678,213	2,123,688	1,207,135	3,721,076
Class I	12,445,463	38,667,859	12,869,121	39,559,800
Class R1	15,807	49,273	18,847	57,964
Class R2	69,115	213,337	36,178	110,532
Class R3	25,018	78,145	64,381	197,956
Class R4	14,445	43,884	18,914	58,938
Class R6	38,943,496	121,335,013	34,463,843	106,148,451
	83,280,266	$259,408,770	86,790,764	$267,295,524
Shares issued to shareholders in reinvestment of distributions
Class A	14,013,395	$43,752,357	13,197,583	$40,639,973
Class B	15,509	48,403	30,780	94,733
Class C	166,526	521,485	166,505	514,254
Class I	2,830,734	8,814,464	2,571,029	7,894,015
Class R1	12,161	38,005	14,195	43,760
Class R2	22,033	68,442	26,218	80,244
Class R3	13,181	41,032	14,035	43,053
Class R4	4,351	13,624	4,801	14,771
Class R6	21,976,378	68,583,847	21,294,580	65,552,904
	39,054,268	$121,881,659	37,319,726	$114,877,707
Shares reacquired
Class A	(38,987,053)	$(121,445,034)	(37,561,985)	$(115,626,833)
Class B	(230,709)	(717,916)	(368,713)	(1,136,755)
Class C	(920,712)	(2,877,388)	(1,312,677)	(4,039,981)
Class I	(12,227,579)	(37,953,455)	(13,097,485)	(40,074,297)
Class R1	(64,113)	(198,496)	(20,723)	(64,132)
Class R2	(51,942)	(157,328)	(207,257)	(638,252)
Class R3	(140,665)	(442,552)	(157,729)	(476,691)
Class R4	(12,144)	(38,280)	(98,244)	(299,313)
Class R6	(51,721,064)	(159,262,973)	(36,293,122)	(111,750,174)
	(104,355,981)	$(323,093,422)	(89,117,935)	$(274,106,428)
28

MFS High Income Fund
Notes to Financial Statements  - continued
	Year ended 1/31/26		Year ended 1/31/25
	Shares	Amount	Shares	Amount
Net change
Class A	6,108,208	$19,183,611	13,735,409	$42,415,651
Class B	(208,357)	(648,230)	(325,399)	(1,003,726)
Class C	(75,973)	(232,215)	60,963	195,349
Class I	3,048,618	9,528,868	2,342,665	7,379,518
Class R1	(36,145)	(111,218)	12,319	37,592
Class R2	39,206	124,451	(144,861)	(447,476)
Class R3	(102,466)	(323,375)	(79,313)	(235,682)
Class R4	6,652	19,228	(74,529)	(225,604)
Class R6	9,198,810	30,655,887	19,465,301	59,951,181
	17,978,553	$58,197,007	34,992,555	$108,066,803
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2035 Fund, were the owners of record of approximately 14%, 13%, 7%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2045 Fund, and the MFS Lifetime 2050 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended January 31, 2026, the fund’s commitment fee and interest expense were $9,324 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended January 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$66,137,172	$454,929,133	$462,541,980	$(4,326)	$(214)	$58,519,785

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,103,152	$—
29

MFS High Income Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust III and the Shareholders of MFS High Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS High Income Fund (the “Fund”), including the portfolio of investments, as of January 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 18, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
30

MFS High Income Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
31

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS High Income Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS High Income Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS High Income Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
32

MFS Municipal High Income Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Municipal High Income Fund
Portfolio of Investments − 1/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.6%
Alabama – 2.0%
Alabama State University, Board of Trustees, General Tuition & Fee Rev., AGM, 5.5%, 9/01/2045	$715,000	$774,778
Alabama State University, Board of Trustees, General Tuition & Fee Rev., AGM, 5.75%, 9/01/2050	925,000	1,002,965
Baldwin County, AL, Industrial Development Authority, Solid Waste Disposal Rev. (Novelis Corp. Project), “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	8,735,000	8,926,464
Baldwin County, AL, Industrial Development Authority, Solid Waste Disposal Rev. (Novelis Corp. Project), “B”, 4.625%, 6/01/2055 (Put Date 6/01/2032)	915,000	921,844
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	1,630,000	1,635,483
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	1,685,000	1,689,782
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	6,525,000	6,277,609
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	2,565,000	2,476,174
Birmingham, AL, Special Care Facilities Financing Authority, Children's Hospital Health Care Facilities Rev., “A”, 5.25%, 6/01/2050 (u)	1,660,000	1,749,849
Birmingham, AL, Special Care Facilities Financing Authority, Children's Hospital Health Care Facilities Rev., “A”, 5.25%, 6/01/2055 (u)	2,490,000	2,608,039
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 5.25%, 5/01/2056 (Put Date 5/01/2032)	12,220,000	12,708,136
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	7,000,000	7,379,837
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	5,175,000	5,471,145
Energy Southeast, AL, Cooperative District Energy Supply Rev., “B-1”, 5.75%, 4/01/2054 (Put Date 11/01/2031)	13,500,000	14,906,175
Homewood, AL, Educational Building Authority Rev. (CHF - Horizons II LLC, Student Housing & Parking Project at Samford University), “C”, 5.5%, 10/01/2054	1,975,000	1,989,189
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), “A”, 6%, 1/01/2060	3,045,000	2,528,700
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), Capital Appreciation, “B”, 0%, 1/01/2060	641,302	32,830
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.25%, 8/01/2053	2,165,000	2,224,423
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.5%, 8/01/2058	1,820,000	1,892,839
Jefferson County, AL, Sewer Rev. Warrants, 5.5%, 10/01/2053	14,410,000	15,113,782
Lauderdale County, AL, Agriculture Center Authority Rev., 4.75%, 7/01/2064	795,000	775,851
Lauderdale County, AL, Agriculture Center Authority Rev., 5.25%, 7/01/2064	775,000	796,209
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2031 (a)(d)	1,565,000	1,017,250
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2033 (a)(d)	1,395,000	906,750
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2044 (a)(d)	1,800,000	1,170,000
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2049 (a)(d)	3,500,000	2,275,000
Southeast Alabama Energy Authority (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	4,980,000	5,324,719
Southeast Alabama Energy Authority, “C”, 5%, 5/01/2055 (Put Date 2/01/2031)	2,385,000	2,550,134
Stadium Trace Village District, AL, Development Incentive Anticipation Bonds, 3.625%, 3/01/2036	1,555,000	1,449,077
		$108,575,033
Alaska – 0.3%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2030	$875,000	$875,833
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2031	1,270,000	1,271,132
Alaska Railroad Corp., Cruise Port Rev., AGM, 6%, 10/01/2050	1,530,000	1,658,254
Alaska Railroad Corp., Cruise Port Rev., AGM, 5.5%, 10/01/2054	4,375,000	4,538,357
Northern Alaska Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, Capital Appreciation, “B-2”, 0%, 6/01/2066	61,290,000	6,871,541
		$15,215,117
MMHFS-ANN

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – 2.9%
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5%, 7/01/2039 (n)	$870,000	$875,974
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5.25%, 7/01/2043	120,000	120,266
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5%, 7/01/2049 (n)	1,395,000	1,278,704
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5.375%, 7/01/2053	440,000	420,202
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5%, 7/01/2054 (n)	2,185,000	1,964,917
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5.5%, 7/01/2058	410,000	396,306
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), “A”, 5%, 7/01/2052	1,140,000	1,090,286
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), “B”, 5.5%, 7/01/2038 (n)	1,065,000	1,072,156
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), “B”, 5.625%, 7/01/2048 (n)	2,050,000	2,038,282
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), “B”, 5.75%, 7/01/2053 (n)	3,190,000	3,190,908
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037 (n)	450,000	452,885
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047 (n)	740,000	699,997
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051 (n)	2,340,000	2,180,131
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037 (n)	770,000	774,937
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047 (n)	770,000	728,375
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051 (n)	735,000	684,785
Arizona Industrial Development Authority, Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5.25%, 7/01/2053	440,000	405,203
Arizona Industrial Development Authority, Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5.5%, 7/01/2058	985,000	930,004
Arizona Industrial Development Authority, Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2047	375,000	371,985
Arizona Industrial Development Authority, Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2057	1,975,000	1,914,283
Arizona Industrial Development Authority, Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2062	665,000	638,168
Arizona Industrial Development Authority, Education Rev. (Mater Academy of Nevada - Bonanza Campus Project), “A”, 5%, 12/15/2040 (n)	1,000,000	1,003,417
Arizona Industrial Development Authority, Education Rev. (Mater Academy of Nevada - Bonanza Campus Project), “A”, 5%, 12/15/2050 (n)	3,200,000	2,908,875
Arizona Industrial Development Authority, Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2030 (n)	710,000	714,673
Arizona Industrial Development Authority, Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2040 (n)	1,425,000	1,345,050
Arizona Industrial Development Authority, Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2050 (n)	1,600,000	1,295,213
Arizona Industrial Development Authority, Education Rev. (Pinecrest Academy of Nevada - Inspirada and St. Rose Campus Projects), “A”, 5%, 7/15/2028 (n)	990,000	994,692
Arizona Industrial Development Authority, Education Rev. (Pinecrest Academy of Nevada - Inspirada and St. Rose Campus Projects), “A”, 5.75%, 7/15/2038 (n)	1,810,000	1,818,818
Arizona Industrial Development Authority, Education Rev. (Pinecrest Academy of Nevada - Inspirada and St. Rose Campus Projects), “A”, 5.75%, 7/15/2048 (n)	3,100,000	3,100,595
Arizona Industrial Development Authority, Education Rev. (Pinecrest Academy of Northern Nevada Project), “A”, 4.5%, 7/15/2029	250,000	244,938
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 3%, 12/15/2031 (n)	460,000	439,405
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2041 (n)	1,090,000	979,149
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2051 (n)	435,000	338,316
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 3.75%, 12/15/2029 (n)	245,000	245,103
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 5%, 12/15/2039 (n)	340,000	342,098
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 5%, 12/15/2049 (n)	600,000	553,864
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2051	2,450,000	2,073,966
Arizona Salt Verde Financial Corp., Senior Gas Rev., 5%, 12/01/2032	2,940,000	3,229,334
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 4%, 7/01/2028	185,000	185,518
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2033	250,000	253,205

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2038	$300,000	$301,842
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2048	1,800,000	1,659,030
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.125%, 7/01/2033	1,405,000	1,218,808
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	885,000	851,568
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Royal Oaks - Inspirata Pointe Project), “A”, 5%, 5/15/2041	1,000,000	991,875
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Royal Oaks - Inspirata Pointe Project), “A”, 5%, 5/15/2056	5,955,000	5,115,917
Goodyear, AZ, Estrella Mountain Ranch Community Facilities District, Montecito Assessment District No. 4, Special Assessment Rev., 5.05%, 7/01/2040	420,000	424,662
Goodyear, AZ, Estrella Mountain Ranch Community Facilities District, Montecito Assessment District No. 4, Special Assessment Rev., 5.8%, 7/01/2049	900,000	889,981
La Paz County, AZ, Industrial Development Authority (Harmony Education Foundation - Harmony Public Schools Project), “A”, 4%, 2/15/2041	430,000	398,800
La Paz County, AZ, Industrial Development Authority (Harmony Education Foundation - Harmony Public Schools Project), “A”, 4%, 2/15/2046	345,000	291,412
La Paz County, AZ, Industrial Development Authority (Harmony Education Foundation - Harmony Public Schools Project), “A”, 4%, 2/15/2051	580,000	469,632
La Paz County, AZ, Industrial Development Authority Education Facility, Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2038	800,000	813,453
La Paz County, AZ, Industrial Development Authority Education Facility, Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2048	435,000	416,986
Maricopa County, AZ, Industrial Development Authority Rev. (Paradise Schools Project), 5.625%, 7/01/2045	535,000	538,367
Maricopa County, AZ, Industrial Development Authority Rev. (Paradise Schools Project), 5.875%, 7/01/2060	1,055,000	1,051,462
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	705,000	690,827
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	590,000	558,190
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5.25%, 7/01/2050	1,130,000	1,102,263
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054	895,000	866,113
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5.25%, 7/01/2055	1,020,000	986,020
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5.5%, 7/01/2060	2,040,000	2,024,505
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “B”, 5%, 7/01/2039 (n)	1,115,000	1,137,151
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “B”, 5%, 7/01/2054 (n)	2,660,000	2,481,066
Maricopa County, AZ, Industrial Development Authority, Single Family Mortgage Rev., “A”, 5.75%, 3/01/2056	2,680,000	2,976,081
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Co. of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	855,000	840,208
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	4,545,000	4,511,011
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	3,980,000	3,799,530
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	2,070,000	2,070,902
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	700,000	700,305
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045 (n)	3,065,000	2,951,489
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046 (n)	1,770,000	1,690,637
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	5,850,000	5,854,290
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	815,000	815,225
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	660,000	660,107
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	3,970,000	3,970,144
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	1,235,000	1,208,091
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035 (n)	1,430,000	1,430,941

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	$1,570,000	$1,515,615
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046 (n)	3,935,000	3,739,812
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC Project), “A”, 4%, 12/01/2041 (n)	2,605,000	1,856,116
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC Project), “A”, 4%, 12/01/2051 (n)	8,630,000	5,240,439
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC Project), “A”, 4.15%, 12/01/2057 (n)	3,245,000	1,937,000
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC Project), “B”, 5.75%, 12/15/2057 (n)	8,330,000	5,777,012
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2044	540,000	540,087
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2049	1,325,000	1,282,910
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2059	1,085,000	1,023,172
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2037	500,000	508,147
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2042	555,000	556,185
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2034 (n)	605,000	605,282
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2039 (n)	655,000	654,989
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	510,000	446,070
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	2,735,000	2,394,803
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2049 (n)	1,235,000	1,106,684
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	3,020,000	2,300,316
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	780,000	592,427
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	685,000	504,443
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	3,420,000	2,518,532
Pima County, AZ, Industrial Development Authority, Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 6.75%, 11/15/2042 (n)	1,825,000	1,987,356
Pima County, AZ, Industrial Development Authority, Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 6.875%, 11/15/2052 (n)	5,160,000	5,515,266
Pima County, AZ, Industrial Development Authority, Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 7%, 11/15/2057 (n)	2,320,000	2,485,976
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.75%, 6/15/2053	1,440,000	1,419,474
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2054 (n)	1,750,000	1,541,868
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.75%, 6/15/2058	1,095,000	1,070,978
Tempe, AZ, Industrial Development Authority Refunding Rev. (Friendship Village of Tempe Project), “A”, 5.625%, 12/01/2055	525,000	535,314
Tempe, AZ, Industrial Development Authority Refunding Rev. (Friendship Village of Tempe Project), “A”, 5.625%, 12/01/2060	3,550,000	3,603,018
		$156,313,165

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arkansas – 0.2%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$800,000	$799,974
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	1,620,000	1,620,371
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	170,000	165,512
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2037	645,000	669,627
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2039	520,000	535,631
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2040	570,000	583,477
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3%, 7/01/2032	180,000	145,503
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.125%, 7/01/2036	520,000	380,617
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	195,000	171,838
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.5%, 7/01/2046	1,235,000	786,658
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	850,000	588,631
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	6,455,000	2,278,046
		$8,725,885
California – 5.2%
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$25,510,000	$27,142,168
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	7,470,000	8,125,274
California Community Housing Agency, Essential Housing Rev. (Aster), “A-2”, 4%, 2/01/2043 (n)	6,160,000	5,718,550
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	7,645,000	1,592,802
California Housing Finance Agency Municipal Certificates, “X”, 0.793%, 8/20/2036 (i)(n)	25,717,212	1,111,212
California Housing Finance Agency Municipal Certificates, “X”, 0.358%, 9/20/2036 (i)	142,596,109	3,086,821
California M-S-R Energy Authority, Gas Rev., “A”, 7%, 11/01/2034	1,135,000	1,394,709
California Municipal Finance Authority Rev. (California Baptist University), “A”, 5%, 11/01/2046 (n)	5,470,000	5,291,497
California Municipal Finance Authority Rev. (Healthcore NorthBay Properties), “A”, 5.69%, 9/01/2035	6,231,000	6,496,513
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,370,000	1,379,661
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	1,265,000	1,269,361
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	210,000	206,562
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	6,550,000	4,928,037
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2048	2,325,000	1,550,685
California Municipal Finance Authority Rev., “B”, 3.537%, 6/20/2049	2,278,187	1,416,817
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 3.875%, 7/01/2028 (n)	500,000	492,982
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2049 (n)	1,600,000	1,456,951
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5.25%, 11/01/2052	3,370,000	3,395,142
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	2,120,000	2,051,577
California Municipal Finance Authority, Refunding Rev. (California Baptist University), “A”, 5%, 11/01/2035	370,000	395,661
California Municipal Special Finance Agency XII, Essential Housing Rev. (Allure Apartments), “A-1”, 3.25%, 2/01/2057 (n)	1,650,000	1,178,285
California Municipal Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	3,380,000	2,894,280
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 7/01/2032 (a)(d)(z)	2,250,000	25,313
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039 (a)(d)(z)	11,405,000	128,306
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 12/01/2039 (a)(d)(z)	12,637,936	126
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	435,000	437,387
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	435,000	431,104
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	1,670,000	1,694,606
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2046 (n)	5,270,000	4,865,024
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2051 (n)	3,875,000	3,467,348
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2056 (n)	3,945,000	3,475,775
California Public Finance Authority, Senior Living Rev. (Kendal at Ventura Project), “A”, 10%, 5/15/2028 (n)	7,490,000	10,049,835
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (n)	625,000	625,048
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 4%, 8/01/2061 (n)	1,145,000	905,058

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
California School Finance Authority, Charter School Rev. (Downtown College Prep - Obligated Group), 5%, 6/01/2046 (a)(d)(z)	$1,325,000	$795,000
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project), “A”, 5%, 7/01/2042 (n)	2,470,000	2,479,942
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project), “A”, 5.25%, 7/01/2052 (n)	2,000,000	1,922,359
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project), “A”, 5.375%, 7/01/2056 (n)	995,000	968,448
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project), “A”, 5.5%, 7/01/2062 (n)	1,775,000	1,737,340
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	1,150,000	1,149,972
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048 (n)	750,000	738,922
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.625%, 10/01/2034	470,000	470,206
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	545,000	544,969
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/2049	1,320,000	1,312,982
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 4%, 7/01/2050 (n)	3,360,000	2,817,225
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2032 (n)	1,370,000	1,396,370
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041 (n)	2,045,000	2,051,319
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.25%, 8/15/2052	4,585,000	4,669,529
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.375%, 8/15/2057	2,515,000	2,574,416
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2041 (n)	3,000,000	3,008,721
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2058	8,600,000	8,687,730
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5%, 7/01/2029 (n)	780,000	798,274
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	725,000	742,040
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	2,550,000	2,541,347
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052 (n)	1,280,000	1,256,579
California Statewide Communities Development Authority, Essential Housing Rev. (Orange Portfolio), “B”, 4%, 3/01/2057 (n)	2,630,000	1,938,498
California Statewide Communities Development Authority, Multi-Family Housing Rev. (Apple Tree Village Apartments), “R”, 3.95%, 4/01/2060 (Put Date 10/01/2037)	8,745,000	7,632,722
Central Valley, CA, Energy Authority, Commodity Supply Rev., 5%, 12/01/2055 (Put Date 8/01/2035)	7,495,000	8,100,331
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	16,585,000	15,188,198
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	4,240,000	3,645,664
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2046	1,735,000	1,370,009
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2050	1,080,000	814,758
Morongo Band of Mission Indians California Rev., “A”, 5%, 10/01/2042 (n)	4,180,000	4,241,434
Morongo Band of Mission Indians California Rev., “B”, 5%, 10/01/2042 (n)	3,605,000	3,657,983
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	205,000	197,437
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	100,000	96,311
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	180,000	173,359
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	285,000	260,872
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	170,000	155,608
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	235,000	209,503
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	170,000	151,555
Palomar Health, CA, Refunding Rev., 5%, 11/01/2042	10,000,000	9,581,764
Pomona, CA, Unified School District, General Obligation, “F”, BAM, 3%, 8/01/2048	940,000	723,721
Sacramento County, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “A-1”, 0%, 6/01/2060	18,750,000	2,926,612
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5.5%, 5/01/2055 (u)	19,090,000	20,230,374
San Francisco, CA, City & County Airports Commission, International Airport Rev., “C”, 5.5%, 5/01/2042	7,115,000	7,893,089
San Francisco, CA, City & County Airports Commission, International Airport Rev., “C”, 5.5%, 5/01/2043	5,285,000	5,805,476
San Francisco, CA, City & County Airports Commission, Refunding Rev., “C”, 5.75%, 5/01/2048	5,135,000	5,505,754

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
San Francisco, CA, City & County Redevelopment Successor Agency (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	$225,000	$225,145
Tulare and Kings Counties, CA, College of the Sequoias Community District (Area Improvement District No. 3), “E”, 3%, 8/01/2051	2,070,000	1,544,373
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	8,810,000	8,453,526
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2061 (n)	9,125,000	8,212,061
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	12,970,000	6,371,321
		$276,651,625
Colorado – 2.0%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2032	$90,000	$91,882
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	895,000	895,644
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2033	350,000	350,277
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2042	1,120,000	1,119,936
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	490,000	490,695
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	295,000	295,420
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	345,000	345,971
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5%, 11/01/2044	1,770,000	1,737,106
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5.125%, 11/01/2049	1,530,000	1,454,619
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	4,310,000	3,774,237
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	295,000	301,900
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	350,000	350,038
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	365,000	359,183
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2035	2,000,000	2,001,246
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2045	2,675,000	2,587,442
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2050	515,000	438,534
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2055	925,000	769,336
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2036	175,000	174,822
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2041	175,000	162,353
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2051	350,000	286,032
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2061	610,000	475,249
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (James Irwin Educational Foundation Project), 5%, 9/01/2052	750,000	724,450
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (James Irwin Educational Foundation Project), 5%, 9/01/2057	1,750,000	1,670,018
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (James Irwin Educational Foundation Project), 5%, 9/01/2062	2,200,000	2,077,055
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2031 (n)	445,000	436,274
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2041 (n)	600,000	507,813
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2051 (n)	715,000	518,483
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2061 (n)	2,030,000	1,380,179
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2042	2,635,000	2,411,449
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.5%, 11/01/2047	3,210,000	3,380,370
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2052	4,870,000	4,981,922
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	3,880,000	3,316,307
Colorado Health Facilities Authority Rev. (Covenant Living Communities & Services), “A”, 5.125%, 12/01/2045	1,625,000	1,653,797

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Colorado – continued
Colorado Health Facilities Authority Rev. (Covenant Living Communities & Services), “A”, 5.125%, 12/01/2050	$2,195,000	$2,181,162
Colorado Health Facilities Authority Rev. (Covenant Living Communities & Services), “A”, 5.125%, 12/01/2055	1,475,000	1,445,678
Colorado Health Facilities Authority Rev. (Frasier Meadows Manor Project), “A”, 4%, 5/15/2041	1,375,000	1,316,213
Colorado Health Facilities Authority Rev. (Frasier Meadows Manor Project), “A”, 4%, 5/15/2048	2,600,000	2,223,183
Colorado Health Facilities Authority Rev. (Frasier Meadows Manor Project), “A”, 5.25%, 5/15/2048	600,000	608,988
Colorado Health Facilities Authority, Health Care Facilities Rev. (American Baptist Homes of the Midwest Obligated Group), 8%, 8/01/2043	2,975,000	1,636,250
Colorado Housing & Finance Authority, Mortgage-Backed Securities (Fitzsimons Gateway Apartments Project), “A”, FNMA, 4.48%, 3/01/2044	1,352,566	1,352,163
Colorado Housing & Finance Authority, Single Family Mortgage, Class I, “C”, GNMA, 4.75%, 5/01/2049	2,710,000	2,750,059
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	3,360,000	3,081,992
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	3,150,000	2,796,739
Denver, CO, City & County Housing Authority, Multi-Family Housing Rev. (4965 Washington Street Project), “A”, 5%, 12/01/2045	865,000	872,670
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	675,000	680,575
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,800,000	1,808,249
Denver, CO, Health & Hospital Authority Rev. (550 Acoma, Inc.), COP, 5%, 12/01/2048	2,670,000	2,670,637
Denver, CO, Health & Hospital Authority Rev., “A”, 5%, 12/01/2039	3,660,000	3,667,851
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	795,000	795,258
Denver, CO, Health & Hospital Authority Rev., “A”, 5.125%, 12/01/2050	500,000	501,926
Denver, CO, Health & Hospital Authority Rev., “A”, 6%, 12/01/2055	1,680,000	1,797,784
Douglas County, CO, Mirabelle Metropolitan District No. 2, “A”, AGM, 4.375%, 12/01/2044	1,000,000	977,893
Douglas County, CO, Mirabelle Metropolitan District No. 2, “A”, AGM, 4.5%, 12/01/2049	1,686,000	1,624,193
El Paso County, CO, Pinon Pines Metropolitan District No. 3, General Obligation, Convertible Capital Appreciation, 0% to 12/01/2027, 5.875% to 12/01/2054	7,478,000	6,798,750
Erie, CO, Parkdale Community Authority, Limited Tax Supported Rev. (District No.1), “A”, AGM, 5.375%, 12/01/2045	909,000	959,707
Erie, CO, Parkdale Community Authority, Limited Tax Supported Rev. (District No.1), “A”, AGM, 5%, 12/01/2050	909,000	924,622
Erie, CO, Parkdale Community Authority, Limited Tax Supported Rev. (District No.1), “A”, AGM, 5.5%, 12/01/2055	909,000	945,722
Gunnison County, CO, Housing Authority, General Rev. (Whetstone Housing Project), BAM, 5.125%, 6/01/2055	2,610,000	2,667,535
Gunnison County, CO, Housing Authority, General Rev. (Whetstone Housing Project), BAM, 5.25%, 6/01/2059	2,220,000	2,272,963
Larimer County, CO, Kinston Metropolitan District No. 5, General Obligation Refunding and Improvement (City of Loveland), “A”, 5.75%, 12/01/2055	1,750,000	1,764,345
Larimer County, CO, Kinston Metropolitan District No. 5, General Obligation Refunding and Improvement (City of Loveland), “A”, 5.5%, 12/01/2045	500,000	505,909
Loretto Heights, CO, Community Authority Special Rev., 4.875%, 12/01/2051 (n)(r)	14,945,000	11,762,875
Vail, CO, Certificates of Participation, 5.5%, 12/01/2064	2,205,000	2,352,579
		$107,264,509
Connecticut – 1.1%
Ansonia, CT, Certificates of Participation (Ansonia Fuel Cell Project), 4.75%, 12/01/2045	$2,790,000	$2,851,150
Ansonia, CT, Certificates of Participation (Ansonia Fuel Cell Project), 4.75%, 12/01/2045	2,790,000	2,851,150
Connecticut Health & Educational Facilities Authority Rev. (Connecticut Children's Medical), “E”, 5.25%, 7/15/2048	1,790,000	1,875,080
Connecticut Health & Educational Facilities Authority Rev. (Connecticut Children's Medical), “E”, 4.25%, 7/15/2053	2,055,000	1,901,882
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2039 (n)	900,000	908,583
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2050 (n)	2,250,000	2,083,048
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	8,535,000	8,537,041
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2030 (n)	400,000	402,544
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2045 (n)	1,500,000	1,345,744
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2055 (n)	2,800,000	2,332,835
Connecticut Mohegan Tribal Finance Authority, Economic Development, 7%, 2/01/2045 (n)	17,705,000	17,854,258
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.5%, 10/01/2042 (n)	2,120,000	2,191,931
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.75%, 10/01/2052 (n)	5,040,000	5,140,563
Norwalk, CT, Housing Authority Multi-Family (Monterey Village Apartments), FNMA, 4.4%, 9/01/2042	1,820,000	1,848,499
Stamford, CT, Housing Authority Rev. (Mozaic Concierge Living Project), “A”, 6.5%, 10/01/2055	1,730,000	1,766,242
Stamford, CT, Housing Authority Rev. (Mozaic Concierge Living Project), “A”, 6.25%, 10/01/2060	1,600,000	1,602,388

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Connecticut – continued
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2031 (n)	$155,000	$158,019
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2036 (n)	255,000	256,021
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2041 (n)	300,000	288,793
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 5.625%, 4/01/2044	395,000	418,632
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2051 (n)	860,000	733,460
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 6%, 4/01/2052 (n)	690,000	732,864
		$58,080,727
Delaware – 0.4%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2046	$620,000	$620,172
Delaware Economic Development Authority, Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2036	920,000	921,252
Delaware Economic Development Authority, Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2046	1,635,000	1,504,183
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2043	4,230,000	4,207,981
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2048	2,115,000	2,019,683
Delaware Health Facilities Authority Rev. (Christiana Care Health System), 5.25%, 10/01/2051 (u)(w)	10,000,000	10,506,300
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2040	750,000	754,208
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2048	1,025,000	961,993
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2053	895,000	821,292
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2058	1,165,000	1,053,455
		$23,370,519
District of Columbia – 1.3%
District of Columbia Refunding Rev. (Catholic University of America), “A”, 5.75%, 10/01/2055	$1,935,000	$2,038,040
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2039 (n)	2,090,000	2,091,209
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5.625%, 6/01/2044 (n)	750,000	750,553
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2049 (n)	1,330,000	1,186,399
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5.75%, 6/01/2054 (n)	500,000	486,317
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2056 (n)	1,680,000	1,453,268
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 6%, 6/01/2058 (n)	305,000	305,142
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2061 (n)	2,100,000	1,788,464
District of Columbia, Housing Finance Agency, Collateralized Multi-Family Housing Mortgage Rev. (Belmont Crossing Phase II), 5%, 3/01/2029 (Put Date 2/01/2028)	2,255,000	2,347,690
District of Columbia, Housing Finance Agency, Multi-Family Sustainable Mortgage Rev. (Edmonson), FNMA, 4.8%, 6/01/2045	1,267,590	1,288,344
District of Columbia, Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	1,300,000	1,300,266
District of Columbia, Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	5,605,000	5,605,572
District of Columbia, Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	9,810,000	9,259,746
District of Columbia, Tobacco Settlement, 6.75%, 5/15/2040	620,000	640,521
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5.5%, 10/01/2055 (u)	11,500,000	12,257,678
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	2,670,000	2,356,346
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Projects), “B”, 4%, 10/01/2049	14,675,000	12,849,414
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev., “A”, 5.25%, 7/15/2059 (u)	9,890,000	10,314,443
		$68,319,412

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – 10.7%
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock at The University of Florida, Inc. Project), 4%, 10/01/2040	$645,000	$624,756
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock at The University of Florida, Inc. Project), 4%, 10/01/2046	860,000	731,987
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock at The University of Florida, Inc. Project), “A”, 5.75%, 10/01/2053	3,280,000	3,430,131
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock at The University of Florida, Inc. Project), “A”, 5.75%, 10/01/2060	15,455,000	16,050,392
Arborwood Community Development District, FL, Capital Improvement Refunding Rev., “A-1”, 6.9%, 5/01/2036	210,000	210,217
Arborwood Community Development District, FL, Capital Improvement Refunding Rev., “A-2”, 4.625%, 5/01/2028	395,000	400,491
Arborwood Community Development District, FL, Capital Improvement Refunding Rev., “A-2”, 5%, 5/01/2036	860,000	879,256
Arborwood Community Development District, FL, Capital Improvement Refunding Rev., “A-2”, 6.9%, 5/01/2036	5,000	5,004
Ave Maria Stewardship Community District, FL, Capital Improvement Rev. (Phase 5 Master Improvement Project), 5.3%, 5/01/2045	1,215,000	1,214,857
Ave Maria Stewardship Community District, FL, Capital Improvement Rev. (Phase 5 Master Improvement Project), 5.6%, 5/01/2056	1,655,000	1,635,515
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	690,000	690,718
Charlotte and Lee Counties, FL, Babcock Ranch Community Independent Special District, Special Assessment Rev., 5.25%, 5/01/2055	1,305,000	1,288,844
Charlotte County, FL, Industrial Development Authority, Utility System Rev. (Town & Country Utilities Project), 5.875%, 10/01/2045	410,000	426,035
Charlotte County, FL, Industrial Development Authority, Utility System Rev. (Town & Country Utilities Project), 6.125%, 10/01/2055	4,455,000	4,609,341
Charlotte County, FL, Starling Community Development District, Special Assessment Rev., 5.375%, 5/01/2045	850,000	846,367
Charlotte County, FL, Starling Community Development District, Special Assessment Rev., 5.6%, 5/01/2056	2,165,000	2,112,033
Creekside Community Development District, FL, Special Assessment, 5.2%, 5/01/2038 (a)(d)	1,269,646	634,823
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	825,000	828,597
Florida Capital Projects Finance Authority, Educational Facilities Rev. (Imagine School at North Port Project), “A”, 6.75%, 6/15/2065	9,705,000	9,752,100
Florida Capital Projects Finance Authority, Student Housing Rev. (PRG-UnionWest Properties LLC Project), “A-1”, 5%, 6/01/2054	4,425,000	3,980,577
Florida Capital Projects Finance Authority, Student Housing Rev. (PRG-UnionWest Properties LLC Project), “A-1”, 5%, 6/01/2058	1,230,000	1,092,384
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	305,000	309,240
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	2,605,000	2,651,846
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 4.5%, 6/15/2028 (n)	495,000	495,755
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2038 (n)	1,005,000	1,007,017
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2048 (n)	1,700,000	1,568,252
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “A”, 3.25%, 6/01/2031 (n)	410,000	385,126
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “A”, 5%, 6/01/2041 (n)	325,000	312,686
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “A”, 5%, 6/01/2056 (n)	1,800,000	1,528,274
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “C”, 5%, 6/01/2041 (n)	230,000	221,285
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “C”, 5%, 6/01/2056 (n)	520,000	441,501
Florida Capital Trust Agency, Educational Facilities Rev. (KIPP Miami North Project), “A”, 6.125%, 6/15/2060	470,000	476,815
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 4%, 8/01/2030	75,000	75,625
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2040	165,000	167,146
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2055	515,000	480,543
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2039 (n)	3,090,000	3,053,138
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2049 (n)	11,995,000	10,796,169
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 4%, 10/15/2029 (n)	270,000	270,324
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2037 (n)	510,000	512,038
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2039 (n)	2,160,000	2,165,075
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2047 (n)	1,180,000	1,107,933
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2049 (n)	1,860,000	1,727,568
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2052 (n)	1,295,000	1,185,576

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2054 (n)	$1,345,000	$1,220,691
Florida Capital Trust Authority, Educational Facilities Lease Refunding Rev. (Plato Academy Schools Project), 5.125%, 12/15/2054	7,585,000	6,914,748
Florida Capital Trust Authority, Educational Facilities Lease Refunding Rev. (Plato Academy Schools Project), 5.125%, 12/15/2059	5,540,000	4,974,729
Florida Capital Trust Authority, Educational Facilities Lease Rev. (Seaside Community Charter School Project), “A”, 5%, 6/15/2044	1,320,000	1,286,614
Florida Capital Trust Authority, Educational Facilities Lease Rev. (Seaside Community Charter School Project), “A”, 5.125%, 6/15/2059	1,490,000	1,392,162
Florida Capital Trust Authority, Educational Facilities Refunding Rev. (St. Johns Classical Academy, Inc. Project), “A”, 4.75%, 6/15/2040	800,000	789,119
Florida Capital Trust Authority, Educational Facilities Refunding Rev. (St. Johns Classical Academy, Inc. Project), “A”, 5.125%, 6/15/2050	500,000	457,947
Florida Capital Trust Authority, Educational Facilities Refunding Rev. (St. Johns Classical Academy, Inc. Project), “A”, 5.25%, 6/15/2059	3,770,000	3,430,590
Florida Capital Trust Authority, Educational Facilities Rev. (Academir Charter Schools, Inc. Project), “A”, 6.625%, 7/01/2065	11,000,000	11,110,284
Florida Capital Trust Authority, Educational Facilities Rev. (KIPP Miami North Project), “A”, 5.625%, 6/15/2044	410,000	417,236
Florida Capital Trust Authority, Educational Facilities Rev. (KIPP Miami North Project), “A”, 6%, 6/15/2054	655,000	663,551
Florida Capital Trust Authority, Educational Facilities Rev. (Madrone-Florida Tech Student Housing I LLC-Florida Institute of Technology Project), “A”, 5.25%, 7/01/2055	725,000	694,546
Florida Capital Trust Authority, Educational Facilities Rev. (Madrone-Florida Tech Student Housing I LLC-Florida Institute of Technology Project), “A”, 5.375%, 7/01/2065	1,615,000	1,545,848
Florida Development Finance Corp. Rev. (Brightline Florida Passenger Rail Project), AGM, 5%, 7/01/2044	18,140,000	17,946,435
Florida Development Finance Corp. Rev. (Brightline Florida Passenger Rail Project), AGM, 5.25%, 7/01/2053	4,250,000	4,180,675
Florida Development Finance Corp., Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 3%, 7/01/2031 (n)	160,000	156,775
Florida Development Finance Corp., Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 4%, 7/01/2051 (n)	1,005,000	825,877
Florida Development Finance Corp., Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.25%, 6/15/2036 (n)	1,155,000	1,160,877
Florida Development Finance Corp., Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.375%, 6/15/2046 (n)	1,980,000	1,983,335
Florida Development Finance Corp., Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2034 (n)	525,000	544,883
Florida Development Finance Corp., Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2039 (n)	610,000	623,044
Florida Development Finance Corp., Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2049 (n)	4,340,000	4,125,993
Florida Development Finance Corp., Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2052	1,135,000	1,068,658
Florida Development Finance Corp., Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2056	1,660,000	1,547,427
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School Projects), “A”, 6.125%, 6/15/2044	9,870,000	9,873,013
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 6.125%, 6/15/2050	720,000	741,832
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 6%, 6/15/2055	1,450,000	1,470,515
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School, Inc. Projects), “C”, 4%, 9/15/2030 (n)	220,000	216,365
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School, Inc. Projects), “C”, 5%, 9/15/2040 (n)	550,000	537,393
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School, Inc. Projects), “C”, 5%, 9/15/2050 (n)	1,080,000	943,226
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2035	175,000	171,875
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2045	320,000	266,947
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2055	445,000	343,471
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2042	220,000	220,529
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2051	200,000	187,842
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 2/01/2057	235,000	217,960
Florida Development Finance Corp., Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037 (n)	1,510,000	1,524,291
Florida Development Finance Corp., Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047 (n)	4,365,000	4,301,935
Florida Development Finance Corp., Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2031 (n)	560,000	591,218
Florida Development Finance Corp., Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2035 (n)	330,000	344,866
Florida Development Finance Corp., Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	13,760,000	12,616,746
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2036 (n)	2,905,000	2,762,236

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 5.125%, 6/01/2040 (n)	$3,455,000	$3,516,347
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2041 (n)	2,730,000	2,398,763
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2046 (n)	3,855,000	3,030,347
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 5.25%, 6/01/2050 (n)	7,500,000	7,135,040
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2055 (n)	840,000	607,669
Florida Development Finance Corp., Solid Waste Disposal Rev. (GFL Solid Waste Southeast LLC Project), “A”, 4.375%, 10/01/2054 (Put Date 10/01/2031)	5,830,000	5,886,428
Florida Development Finance Corp., Student Housing Rev. (SFP - Tampa I - The Henry Project), “A-1”, 5%, 6/01/2044 (n)	1,420,000	1,383,943
Florida Development Finance Corp., Student Housing Rev. (SFP - Tampa I - The Henry Project), “A-1”, 5.25%, 6/01/2054 (n)	835,000	793,702
Florida Development Finance Corp., Student Housing Rev. (SFP - Tampa I - The Henry Project), “A-1”, 5.25%, 6/01/2059	1,290,000	1,218,956
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2036	1,070,000	1,107,399
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2037	1,490,000	1,464,147
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2038	2,030,000	1,977,707
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2039	2,420,000	2,330,668
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2044	3,480,000	3,121,200
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033 (n)	2,220,000	2,207,630
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	3,875,000	3,746,014
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	3,995,000	3,525,607
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, FHLMC, 4%, 7/01/2049	595,000	597,571
Florida Housing Finance Corp., Homeowner Mortgage Rev., “5”, GNMA, 6.25%, 1/01/2055	1,425,000	1,577,243
Florida Local Government Finance Commission, Anticipation Notes Rev. (Sanctuary at Village on the Isle Project), “A”, 11%, 12/22/2030	4,545,000	4,660,920
Florida Local Government Finance Commission, Educational Facilities Rev. (Bridgeprep Academy Projects), “A”, 6.25%, 6/15/2055	2,210,000	2,260,180
Florida Local Government Finance Commission, Educational Facilities Rev. (Bridgeprep Academy Projects), “A”, 6.125%, 6/15/2065	10,430,000	10,515,633
Florida Local Government Finance Commission, Senior Living Rev. (Fleet Landing at Nocatee Project), “A”, 6.625%, 11/15/2045	740,000	784,258
Florida Local Government Finance Commission, Senior Living Rev. (Fleet Landing at Nocatee Project), “A”, 6.75%, 11/15/2055	1,360,000	1,420,823
Florida Local Government Finance Commission, Senior Living Rev. (Fleet Landing at Nocatee Project), “A”, 6.875%, 11/15/2064	3,020,000	3,159,426
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5.25%, 10/01/2048 (u)	11,270,000	11,757,410
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5.25%, 10/01/2051 (u)	6,525,000	6,758,724
Hillsborough County, FL, Aviation Authority, Tampa International Airport Rev., “B”, 5.5%, 10/01/2054 (u)	4,515,000	4,764,385
Hillsborough County, FL, Industrial Development Authority, Baycare Health System Rev., “C”, 5.5%, 11/15/2054 (u)	9,020,000	9,636,995
Hillsborough County, FL, Industrial Development Authority, Hospital Rev. (Tampa General Hospital Project), “A”, 4%, 8/01/2045	135,000	122,163
Hillsborough County, FL, Industrial Development Authority, Hospital Rev. (Tampa General Hospital Project), “A”, 4%, 8/01/2055	2,315,000	1,914,605
Hillsborough County, FL, Solid Waste & Resource Recovery Rev., “A”, 5.25%, 9/01/2050 (u)	2,350,000	2,443,684
Hillsborough County, FL, Solid Waste & Resource Recovery Rev., “A”, AGM, 5.25%, 9/01/2054 (u)	5,710,000	5,911,569
Hillsborough County, FL, Solid Waste & Resource Recovery Rev., “A”, AGM, 5.25%, 9/01/2054	2,490,000	2,577,899
Jacksonville, FL, Coastal Ridge Community Development District, Special Assessment Rev., 5.75%, 5/01/2045	1,000,000	1,031,712
Jacksonville, FL, Coastal Ridge Community Development District, Special Assessment Rev., 6%, 5/01/2055	3,235,000	3,307,524
Jacksonville, FL, Cypress Bluff Community Development District, 4.9%, 5/01/2039	3,590,000	3,665,971
Jacksonville, FL, Cypress Bluff Community Development District, 5.1%, 5/01/2048	2,580,000	2,587,504
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053 (n)	2,345,000	2,009,255
JEA, FL, Water and Sewer System Rev., 5.25%, 10/01/2055	15,295,000	16,220,842
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Calusa Project), 4.6%, 5/01/2035	440,000	455,117
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Calusa Project), 5.7%, 5/01/2045	1,100,000	1,137,403
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Calusa Project), 5.9%, 5/01/2055	1,000,000	1,023,971
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	1,295,000	1,295,224
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	2,305,000	2,252,688
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	2,820,000	2,830,194
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 6.125%, 5/01/2043	1,160,000	1,244,303
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 6.3%, 5/01/2054	1,610,000	1,687,602
Lee County, FL, Airport Rev., 5.25%, 10/01/2054 (u)	2,055,000	2,121,983
Lee County, FL, Airport Rev., 5.25%, 10/01/2054 (u)	3,450,000	3,562,454

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “B-1”, 4.75%, 11/15/2029	$765,000	$770,959
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “B-2”, 4.375%, 11/15/2029	595,000	598,983
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “C”, 5%, 11/15/2044	2,370,000	2,403,558
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “C”, 5%, 11/15/2054	14,005,000	13,683,468
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/2038	830,000	831,139
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.5%, 5/01/2036	3,315,000	3,280,967
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.625%, 5/01/2047	2,720,000	2,482,450
Manatee County, FL, Firethorn Community Development District, Capital Improvement Rev., 5.3%, 5/01/2045	870,000	869,897
Manatee County, FL, Firethorn Community Development District, Capital Improvement Rev., 5.6%, 5/01/2055	1,125,000	1,111,575
Marshall Creek, FL, Community Development District Rev. (St. John's County), “A”, 5%, 5/01/2032	1,070,000	1,071,115
Martin County, FL, Newfield Community Development District, Special Assessment Rev., 5.625%, 5/01/2045	1,800,000	1,843,453
Martin County, FL, Newfield Community Development District, Special Assessment Rev., 5.9%, 5/01/2056	2,455,000	2,500,032
Miami Beach, FL, Health Facilities Authority, Hospital Rev. (Mount Sinai Medical Center of Florida), “B”, 4%, 11/15/2046	2,000,000	1,769,043
Miami Beach, FL, Health Facilities Authority, Hospital Rev. (Mount Sinai Medical Center of Florida), “B”, 4%, 11/15/2051	4,030,000	3,462,263
Miami-Dade County, FL, Aviation Rev., “A”, 5.25%, 10/01/2050 (u)	8,080,000	8,312,584
Miami-Dade County, FL, Aviation Rev., “A”, 5.5%, 10/01/2055 (u)	8,905,000	9,312,981
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2037	1,215,000	1,233,686
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2048	4,185,000	4,075,427
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	2,895,000	2,879,466
Miami-Dade County, FL, Rickenbacker Causeway Rev., 5%, 10/01/2043	2,000,000	2,001,280
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5.25%, 10/01/2052	1,610,000	1,631,149
Midtown Miami, FL, Community Development District, Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	980,000	980,965
Midtown Miami, FL, Community Development District, Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	740,000	740,433
Midtown Miami, FL, Community Development District, Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	1,055,000	1,055,617
Nassau County, FL, Three Rivers Community Development District, Special Assessment Refunding, 5.5%, 5/01/2045	5,690,000	5,682,594
Nassau County, FL, Three Rivers Community Development District, Special Assessment Refunding, 5.75%, 5/01/2056	4,805,000	4,729,185
NatureWalk Community Development District, FL, Capital Improvement Rev., “B”, 2.65%, 5/01/2016 (a)(d)	1,575,000	598,500
Okaloosa County, FL, Industrial Development Rev. (Air Force Enlisted Village, Inc. Project), 5.75%, 5/15/2055	4,305,000	4,376,250
Okaloosa County, FL, Industrial Development Rev. (Air Force Enlisted Village, Inc. Project), 5.75%, 5/15/2060	2,150,000	2,176,646
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2047	3,850,000	3,377,609
Orange County, FL, Health Facilities Authority, Hospital Rev. (Orlando Health Obligated Group), “A”, 5.25%, 10/01/2056	5,565,000	5,761,724
Orange County, FL, Health Facilities Authority, Hospital Rev. (Presbyterian Retirement Communities Obligated Group Project), 5%, 8/01/2054	2,945,000	2,909,540
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2035	700,000	481,060
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2036	840,000	550,738
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	320,000	200,168
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2038	980,000	581,887
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2039	1,180,000	663,794
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2040	1,265,000	668,171
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2041	1,405,000	695,349
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	1,125,000	515,456
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2043	1,545,000	649,963

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2044	$1,685,000	$671,677
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2045	1,965,000	726,983
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2047	940,000	942,672
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2052	1,220,000	1,171,975
Palm Beach County, FL, Health Facilities Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “B”, 5%, 11/15/2042	985,000	1,018,505
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), “A”, 5%, 6/01/2055	2,770,000	2,562,082
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2036	1,740,000	1,703,500
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2041	1,450,000	1,325,937
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/01/2056	4,960,000	4,033,687
Palm Beach County, FL, Provident Group Rev. (Lynn University Housing Project), “A”, 4.25%, 6/01/2031 (n)	1,500,000	1,496,143
Palm Beach County, FL, Provident Group Rev. (Lynn University Housing Project), “A”, 5%, 6/01/2057 (n)	18,845,000	16,321,630
Palm Beach County, FL, Provident Group Rev., Taxable (Lynn University Housing Project), “B”, 5%, 6/01/2027 (n)	635,000	626,781
Palm Beach County, FL, State Rev. (Provident Group - PBAU Properties II LLC - Palm Beach Atlantic University Project), “A”, 5.75%, 10/01/2065	10,000,000	10,262,463
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.1%, 5/01/2026	100,000	100,121
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	1,370,000	1,372,031
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	2,515,000	2,427,601
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.5%, 5/01/2032	1,425,000	1,425,505
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.625%, 5/01/2035	865,000	865,197
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.75%, 5/01/2046	1,000,000	841,620
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.3%, 5/01/2039	980,000	1,013,721
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	1,250,000	1,261,455
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.25%, 11/01/2035	360,000	360,379
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	1,990,000	2,038,460
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	370,000	370,086
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2050	5,175,000	4,314,523
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2051	3,925,000	3,245,973
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2056	5,860,000	4,723,388
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2047	1,020,000	965,397
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2052	1,875,000	1,709,388
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2036 (n)	315,000	300,561
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2041 (n)	425,000	375,903
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2051 (n)	505,000	388,262
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2056 (n)	1,310,000	975,374
St. John's & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 3.85%, 5/01/2029 (n)	600,000	606,560
St. John's & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 4.25%, 5/01/2037 (n)	1,000,000	1,011,504
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2027	110,000	110,249
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2028	105,000	105,420
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2029	120,000	120,621
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2030	105,000	105,573
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2031	110,000	110,294

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2036	$525,000	$509,380
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2041	390,000	352,777
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2046	390,000	319,255
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	380,000	296,095
St. John's County, FL, Rivers Edge III Community Development District, Capital Improvement Rev., 5.75%, 5/01/2045	450,000	464,935
St. John's County, FL, Rivers Edge III Community Development District, Capital Improvement Rev., 6%, 5/01/2056	1,000,000	1,025,470
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	498,908	204,552
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	5,935,000	5,937,938
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	2,695,000	2,695,036
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	7,125,000	6,882,394
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	965,000	966,098
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2034	1,570,000	1,166,170
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2035	865,000	614,759
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2036	1,340,000	909,951
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2037	630,000	408,141
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2038	865,000	533,306
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2039	865,000	506,727
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2040	1,180,000	652,940
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2041	525,000	275,939
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2042	525,000	257,249
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2045	1,800,000	1,631,916
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “A”, 5.5%, 1/01/2055	435,000	427,276
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “A”, 5.625%, 1/01/2060	535,000	530,895
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “B-1”, 4.625%, 1/01/2030	330,000	330,904
Wildwood, FL, Middleton Community Development District A, Special Assessment Rev., 4.55%, 5/01/2044	160,000	155,976
Wildwood, FL, Middleton Community Development District A, Special Assessment Rev., 4.75%, 5/01/2055	200,000	185,023
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4.85%, 5/01/2038	570,000	593,726
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4.2%, 5/01/2039	775,000	775,633
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 5%, 5/01/2043	795,000	811,881
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 5.25%, 5/01/2054	1,685,000	1,689,966
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 16), 4.875%, 5/01/2045	1,700,000	1,704,481
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 16), 5.125%, 5/01/2056	5,960,000	5,917,581
Wiregrass Community Development District, FL, Capital Improvement Rev., 4.875%, 5/01/2036	900,000	901,537
Wiregrass Community Development District, FL, Capital Improvement Rev., 5%, 5/01/2047	1,615,000	1,582,732
		$571,375,427
Georgia – 1.4%
Atlanta, GA, Airport Rev. (Sustainable Bonds), “B-1”, 5.5%, 7/01/2055 (u)	$4,510,000	$4,746,909
Atlanta, GA, Development Authority Rev. (Gulch Enterprise Zone Project), Convertible Capital Appreciation, “A-1”, 0% to 6/15/2028, 6.5% to 12/15/2048	4,713,000	4,243,330
Atlanta, GA, Development Authority Rev. (Westside Gulch Area Project), “A-2”, 5.5%, 4/01/2039 (n)	5,250,000	5,440,130
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “B”, 3.625%, 1/01/2031 (n)	2,175,000	2,135,064
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “B”, 5%, 1/01/2036 (n)	1,995,000	2,055,557
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	6,200,000	5,855,895

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Georgia – continued
Cobb County, GA, Development Authority, Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2030	$570,000	$570,462
Cobb County, GA, Development Authority, Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2033	975,000	975,613
Cobb County, GA, Development Authority, Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2038	1,060,000	1,060,083
Cobb-Marietta, GA, Coliseum & Exhibit Hall Authority Rev. (Cobb Galleria Centre Project), 5.5%, 10/01/2050	2,000,000	2,168,819
Cobb-Marietta, GA, Coliseum & Exhibit Hall Authority Rev. (Cobb Galleria Centre Project), 5.5%, 10/01/2053	3,000,000	3,242,313
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 5%, 6/01/2063	820,000	754,094
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), 5%, 7/01/2042	5,030,000	5,038,432
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	2,245,000	2,380,792
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 5/01/2054 (Put Date 9/01/2031)	10,400,000	11,243,047
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	9,010,000	9,729,319
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2035	235,000	234,819
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2036	300,000	296,451
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2037	250,000	244,188
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel First Tier), “A”, 5.125%, 6/01/2050	570,000	562,506
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel First Tier), “A”, 5.25%, 6/01/2061	835,000	823,355
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel Second Tier), “B”, 6%, 6/01/2050	3,270,000	3,228,279
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel Second Tier), “B”, 6.25%, 6/01/2061	9,260,000	9,235,862
		$76,265,319
Guam – 0.2%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$1,710,000	$1,667,510
Guam Government Department of Education (John F. Kennedy High School Energy Efficiency Project), “A”, COP, 4.25%, 2/01/2030	1,430,000	1,447,817
Guam Government Department of Education (John F. Kennedy High School Energy Efficiency Project), “A”, COP, 5%, 2/01/2040	2,375,000	2,411,120
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2027	250,000	259,071
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2028	250,000	264,140
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2029	325,000	349,732
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2040	1,000,000	1,049,782
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,620,000	1,622,180
		$9,071,352
Hawaii – 0.4%
Hawaii Airports System Rev., “A”, 5.25%, 7/01/2051 (u)	$1,985,000	$2,062,591
Hawaii Airports System Rev., “A”, 5.5%, 7/01/2054 (u)	11,325,000	12,038,329
Hawaii Airports System Rev., “C”, 5%, 7/01/2045	2,250,000	2,341,930
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030 (n)	1,150,000	1,149,981
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2035 (n)	1,125,000	1,118,959
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045 (n)	1,140,000	1,015,429
		$19,727,219
Idaho – 0.2%
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	$1,285,000	$1,287,446
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5.25%, 3/01/2050	4,000,000	4,198,656
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 4.625%, 7/01/2029 (n)	230,000	231,725
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2039 (n)	1,100,000	1,125,210
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2049 (n)	515,000	517,767

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Idaho – continued
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2054 (n)	$565,000	$566,707
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 4.75%, 5/01/2054	605,000	572,682
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 5%, 5/01/2063	705,000	683,035
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (White Pine Charter School Project), “A”, 5.75%, 5/01/2058	465,000	478,303
		$9,661,531
Illinois – 6.0%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$12,665,000	$11,849,355
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6%, 9/01/2035 (n)	2,170,000	2,170,896
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6.25%, 9/01/2045 (n)	3,565,000	3,517,806
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2029	4,250,000	3,721,359
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2030	1,835,000	1,545,654
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2028	5,515,000	5,006,920
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2036	1,110,000	1,126,250
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2037	1,115,000	1,129,757
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2042	2,015,000	2,025,249
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	1,470,000	1,493,481
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2046	2,900,000	2,848,580
Chicago, IL, Board of Education, Dedicated Capital Improvement, 6%, 4/01/2046	19,865,000	20,132,041
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	7,365,000	7,738,556
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5.5%, 12/01/2038	1,905,000	1,991,800
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	10,385,000	8,478,072
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5.875%, 12/01/2047	5,200,000	5,322,962
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2042	14,200,000	14,034,836
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 7%, 12/01/2046 (n)	7,105,000	7,284,518
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2036	1,215,000	1,185,764
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2039	1,920,000	1,806,372
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2040	1,255,000	1,161,693
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	2,910,000	2,674,438
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 7%, 12/01/2042 (n)	1,750,000	1,809,928
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	10,610,000	10,115,947
Chicago, IL, Board of Education, Unlimited Tax General Obligation, “A”, 6%, 12/01/2049	10,700,000	10,992,444
Chicago, IL, General Obligation, “A”, 5%, 1/01/2033	23,325,000	24,598,188
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	280,000	283,079
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	500,000	529,919
Chicago, IL, General Obligation, “A”, 6%, 1/01/2050	6,085,000	6,367,012
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), “A”, 4%, 6/15/2052	985,000	832,890
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 12/15/2056	5,495,000	1,184,189
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B”, BAM, 0%, 12/15/2054	11,735,000	2,825,391
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2046	15,000,000	5,802,174
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2047	29,475,000	10,706,452
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 4.5%, 1/01/2048	5,490,000	5,227,084
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	4,695,000	4,696,403
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 4.625%, 1/01/2053	6,585,000	6,292,027
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5.5%, 1/01/2059	3,385,000	3,513,257
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	528,000	529,294
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2034	405,000	421,012

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2038	$500,000	$506,044
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2042	310,000	299,844
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2047	565,000	519,301
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2052	490,000	436,486
Illinois Finance Authority Rev. (McKinley Foundation), “A”, 5.125%, 11/01/2055 (n)	3,570,000	3,054,706
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2040	3,020,000	3,046,088
Illinois Finance Authority Rev. (Moorings of Arlington Heights), “A”, 5.125%, 11/01/2046	880,000	887,400
Illinois Finance Authority Rev. (Moorings of Arlington Heights), “A”, 5.375%, 11/01/2050	770,000	774,336
Illinois Finance Authority Rev. (Moorings of Arlington Heights), “A”, 5.375%, 11/01/2055	1,235,000	1,239,886
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2041	400,000	395,912
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.5%, 5/15/2042	1,745,000	1,875,989
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.5%, 5/15/2047	2,530,000	2,659,462
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2051	1,000,000	874,470
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.625%, 5/15/2052	2,060,000	2,162,459
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2056	1,330,000	1,139,321
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.75%, 5/15/2058	2,735,000	2,865,341
Illinois Finance Authority Rev. (Presence Health Network), 4%, 2/15/2041 (Prerefunded 2/15/2027)	20,000	20,336
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	640,000	641,690
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	1,310,000	1,262,929
Illinois Finance Authority Rev. (Rosalind Franklin University), “C”, 5%, 8/01/2046	1,005,000	975,681
Illinois Finance Authority Rev. (Rosalind Franklin University), “C”, 5%, 8/01/2049	970,000	925,092
Illinois Finance Authority Rev., Taxable (McKinley Foundation), “B”, 7%, 11/01/2037 (n)	745,000	743,732
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2051	580,000	586,419
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.25%, 7/01/2033	610,000	534,914
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	430,000	403,142
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2028	210,000	214,264
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	1,415,000	1,427,874
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	1,945,000	1,854,940
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	415,000	389,575
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035 (z)	8,854,734	8,027,215
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035 (z)	3,611,148	3,273,668
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035 (z)	3,603,465	3,266,704
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/15/2035 (z)	3,288,157	2,980,862
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035 (z)	2,264,073	2,052,484
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	1,664,000	1,667,044
Lincolnwood, IL, Tax Increment Allocation Rev. (District 1860 Development Project), “A”, 5.75%, 12/01/2043	1,200,000	1,220,539
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,450,000	1,436,164
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2049	900,000	910,658
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2054	390,000	392,546
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2039	240,000	262,310
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2040	210,000	226,246
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2041	220,000	234,680
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2042	230,000	242,681
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2043	250,000	260,813
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2044	255,000	264,013
State of Illinois, General Obligation, 5.5%, 5/01/2039	8,810,000	9,470,361
State of Illinois, General Obligation, 4.5%, 11/01/2039	2,420,000	2,427,071

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
State of Illinois, General Obligation, 5%, 11/01/2040	$10,180,000	$10,256,549
State of Illinois, General Obligation, 5.75%, 5/01/2045	9,310,000	9,841,681
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	3,465,000	3,639,407
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2050	1,205,000	1,064,288
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2043	8,455,000	8,515,280
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2048	8,460,000	8,462,018
		$318,085,964
Indiana – 0.5%
Gary/Chicago, IN, International Airport Authority, Development Zone Rev., AGM, 4.5%, 2/01/2045	$435,000	$430,457
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.21%, 11/15/2028	785,000	752,193
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.26%, 11/15/2029	930,000	876,200
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.3%, 11/15/2030	720,000	664,984
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.39%, 11/15/2031	570,000	516,307
Indiana Finance Authority Rev. (Marquette Project), “A”, 5.25%, 3/01/2050	1,380,000	1,388,775
Indiana Finance Authority Rev. (Marquette Project), “A”, 5.375%, 3/01/2055	4,445,000	4,488,884
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 4%, 7/01/2030	375,000	371,948
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 5%, 7/01/2040	340,000	333,897
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 5%, 7/01/2055	1,150,000	1,017,680
Indiana Finance Authority, Educational Facilities Rev. (Marian University Project), 4%, 9/15/2044	470,000	396,979
Indiana Finance Authority, Educational Facilities Rev. (Marian University Project), 4%, 9/15/2049	600,000	478,497
Indiana Finance Authority, Hospital Rev. (Reid Health), AGM, 4.25%, 1/01/2047	2,460,000	2,327,351
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “B”, 5%, 5/01/2040	255,000	266,019
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “B”, 5.25%, 5/01/2045	910,000	919,564
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “B”, 5.375%, 5/01/2050	1,215,000	1,220,071
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “B”, 5.5%, 5/01/2054	1,230,000	1,239,828
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5%, 6/01/2053	960,000	948,970
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5.125%, 6/01/2058	790,000	778,475
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5.375%, 6/01/2064	2,360,000	2,373,525
Indianapolis, IN, Local Public Improvement Bond Bank Senior Rev. (Convention Center Hotel), “E”, 6%, 3/01/2053	1,065,000	1,107,345
Indianapolis, IN, Local Public Improvement Bond Bank Senior Rev. (Convention Center Hotel), “E”, 6.125%, 3/01/2057	1,190,000	1,244,582
Terre Haute, IN, Rev. (Westminster Village), 6%, 8/01/2039	4,600,000	3,793,955
		$27,936,486
Iowa – 0.8%
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	$1,095,000	$1,106,796
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	865,000	870,379
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	1,590,000	1,504,690
Iowa Finance Authority, Senior Living Facility Rev. (Presbyterian Homes Mill Pond Project), 5.75%, 10/01/2055	1,000,000	1,016,795
Iowa Finance Authority, Senior Living Facility Rev. (Presbyterian Homes Mill Pond Project), 5.875%, 10/01/2065	2,500,000	2,536,893
Iowa Finance Authority, Single Family Mortgage Rev., “A”, FNMA, 4%, 7/01/2047	165,000	165,858
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 4.75%, 10/01/2042	775,000	782,863
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5%, 10/01/2047	820,000	822,935
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 4%, 10/01/2050	395,000	328,929
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5.375%, 10/01/2052	910,000	921,386
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	120,000	117,829
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	7,710,000	6,127,366
Iowa Student Loan Liquidity Corp. Rev., “C”, 5%, 12/01/2054	995,000	944,567
Iowa Tobacco Settlement Authority Asset-Backed, Senior Capital Appreciation, “B-2”, 0%, 6/01/2065	158,880,000	22,603,143
		$39,850,429

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Kansas – 1.0%
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	$1,405,000	$1,372,530
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	615,000	563,587
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2030	1,085,000	1,106,200
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2032	985,000	1,002,833
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2039	1,280,000	1,291,360
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2043	4,000,000	4,003,640
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2036	1,000,000	977,387
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2046	1,150,000	965,800
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2052	4,390,000	3,495,661
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 5.5%, 6/01/2055	1,500,000	1,507,599
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 5.5%, 6/01/2060	2,035,000	2,035,439
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2032	1,360,000	1,423,520
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2033	1,430,000	1,492,930
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2034	1,500,000	1,562,765
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2036	1,660,000	1,718,785
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2038	1,835,000	1,887,477
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2044	2,615,000	2,626,989
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2049	5,640,000	5,475,911
Overland Park, KS, Sales Tax Special Rev. (Bluhawk STAR Bond Project), “A”, 6%, 11/15/2034 (n)	1,510,000	1,591,635
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.25%, 12/01/2042	1,320,000	1,375,307
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.5%, 12/01/2052	2,420,000	2,461,881
Wichita, KS, Health Care Facilities Rev. (Larksfield Place), “VII-A”, 6.75%, 6/01/2055	2,500,000	2,567,718
Wichita, KS, Health Care Facilities Rev. (Larksfield Place), “VII-A”, 6.75%, 6/01/2060	3,245,000	3,322,147
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2033	605,000	610,219
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	1,095,000	1,095,354
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 4.625%, 5/15/2041	605,000	562,759
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	1,860,000	1,617,400
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “III”, 5%, 5/15/2034	1,750,000	1,770,386
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	905,000	906,782
		$52,392,001
Kentucky – 1.2%
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 4.45%, 1/01/2042 (n)	$4,005,000	$4,017,684
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2036	2,590,000	2,517,468
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2046	6,945,000	5,764,271
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2051	1,755,000	1,392,362
Kentucky Economic Development Finance Authority, Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6%, 11/15/2036	2,385,000	1,884,660
Kentucky Economic Development Finance Authority, Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	5,105,000	3,646,870
Kentucky Economic Development Finance Authority, Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	5,415,000	3,787,711
Kentucky Economic Development Finance Authority, Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	2,915,000	2,556,512
Kentucky Economic Development Finance Authority, Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	940,000	795,114
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	1,995,000	2,005,207
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	1,555,000	1,572,520
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	2,490,000	2,490,330

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Kentucky – continued
Kentucky Economic Development Finance Authority, Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2045	$9,930,000	$10,028,630
Kentucky Higher Education Student Loan Corp. Rev., “B-1”, 5%, 6/01/2036	8,965,000	9,361,392
Kentucky Municipal Energy Agency, Power System Rev. (Energy Center I Project), AGM, 5%, 1/01/2055	6,185,000	6,282,616
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2051	245,000	223,520
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2034	1,440,000	1,405,823
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2035	2,290,000	2,214,173
		$61,946,863
Louisiana – 2.3%
Louisiana Juban Crossing Economic Development District Refunding Rev. (General Infrastructure Projects), “C”, 5%, 9/15/2049	$1,805,000	$1,810,239
Louisiana Juban Crossing Economic Development District Refunding Rev. (General Infrastructure Projects), “C”, 5%, 9/15/2054	1,235,000	1,231,596
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	10,100,000	8,139,192
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Christwood Project), 5%, 11/15/2037	1,900,000	1,993,829
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Christwood Project), 5%, 11/15/2044	450,000	437,701
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Christwood Project), 5.25%, 11/15/2053	500,000	473,876
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Christwood Project), 5.25%, 11/15/2059	625,000	584,241
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Jefferson Parish GOMESA Project), 4%, 11/01/2044 (n)	4,030,000	3,744,359
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Lafourche Parish GOMESA Project), 3.95%, 11/01/2043 (n)	2,942,044	2,771,105
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Bernard Parish GOMESA Project), 4%, 11/01/2045 (n)	3,610,000	3,290,589
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Bernard Parish GOMESA Project), 5.125%, 11/01/2050	3,500,000	3,484,911
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Parish GOMESA Project), 3.9%, 11/01/2044 (n)	3,300,000	3,024,836
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Mary's Parish GOMESA Project), 4.4%, 11/01/2044 (n)	2,655,000	2,602,893
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Tammany Parish GOMESA Project), 3.875%, 11/01/2045 (n)	4,640,000	4,155,314
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Tangipahoa Parish GOMESA Project), 5.375%, 11/01/2038 (n)	1,410,000	1,467,707
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Terrebonne Parish GOMESA Project), 5.5%, 11/01/2039 (n)	725,000	755,150
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Vermilion Parish GOMESA Project), 4.625%, 11/01/2038 (n)	1,060,000	1,082,834
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 5.75%, 2/01/2032 (n)	810,000	811,448
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.125%, 2/01/2037 (n)	3,480,000	3,484,241
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.25%, 2/01/2047 (n)	2,830,000	2,633,166
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	1,145,000	1,145,727
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	5,405,000	5,404,853

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Louisiana – continued
Louisiana Local Government, Environmental Facilities & Community Development Authority, Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2029 (n)	$495,000	$497,451
Louisiana Local Government, Environmental Facilities & Community Development Authority, Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039 (n)	1,660,000	1,585,188
Louisiana Local Government, Environmental Facilities & Community Development Authority, Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054 (n)	2,635,000	2,166,372
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2031 (n)	580,000	566,001
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2041 (n)	1,330,000	1,128,156
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2051 (n)	3,545,000	2,569,082
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2056 (n)	2,200,000	1,546,891
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “C”, 4%, 6/01/2031 (n)	470,000	458,656
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “C”, 4%, 6/01/2041 (n)	880,000	746,449
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “C”, 4%, 6/01/2056 (n)	1,160,000	810,799
Louisiana Public Facilities Authority Rev. (BBR Schools - Mid City Campus Project), “C”, 4%, 6/01/2051 (n)	1,250,000	905,882
Louisiana Public Facilities Authority Rev. (GEO Academies EBR - GEO Prep Mid-City Project), 5.625%, 6/01/2037 (n)	415,000	430,630
Louisiana Public Facilities Authority Rev. (GEO Academies EBR - GEO Prep Mid-City Project), 6.125%, 6/01/2052 (n)	1,030,000	1,039,427
Louisiana Public Facilities Authority Rev. (GEO Academies EBR - GEO Prep Mid-City Project), 6.25%, 6/01/2062 (n)	1,425,000	1,439,128
Louisiana Public Facilities Authority Rev. (I-10 Calcasieu River Bridge Public-Private Partnership Project), 5.75%, 9/01/2064	13,495,000	13,904,356
Louisiana Public Facilities Authority Rev. (Jefferson Rise Charter School Project), “A”, 6%, 6/01/2037 (n)	500,000	516,403
Louisiana Public Facilities Authority Rev. (Jefferson Rise Charter School Project), “A”, 6.25%, 6/01/2052 (n)	1,440,000	1,434,302
Louisiana Public Facilities Authority Rev. (Jefferson Rise Charter School Project), “A”, 6.375%, 6/01/2062 (n)	1,545,000	1,537,792
Louisiana Public Facilities Authority Rev. (Loyola University Project), 5.25%, 10/01/2046	8,470,000	8,531,128
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.375%, 1/01/2040 (n)	4,365,000	3,558,882
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.5%, 1/01/2050 (n)	2,995,000	2,295,515
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	10,045,000	7,602,322
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-2”, 7%, 1/01/2057 (n)	10,000,000	7,888,957
Port of New Orleans, LA, Board of Commissioners, Port Facility Rev., “B”, AGM, 5.5%, 4/01/2051	1,585,000	1,665,998
Port of New Orleans, LA, Board of Commissioners, Port Facility Rev., “B”, AGM, 5.5%, 4/01/2054	2,025,000	2,123,161
		$121,478,735
Maine – 0.0%
Maine Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4.625%, 12/01/2047 (Put Date 6/01/2035)	$1,380,000	$1,427,292
Maryland – 1.0%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2026	$520,000	$523,756
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2034	3,595,000	3,646,507
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	2,375,000	2,381,335
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	1,480,000	1,450,705
Baltimore, MD, Mayor & City Council Special Obligation (City-Wide Affordable Housing Program), 5.25%, 6/01/2055	725,000	711,500
Baltimore, MD, Special Obligation Refunding (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	2,680,000	2,708,915
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	415,000	416,381
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	550,000	561,660
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), “B”, 4.625%, 7/01/2043 (n)	1,020,000	1,006,936
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	1,225,000	1,233,180
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	3,930,000	3,956,243
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.125%, 2/15/2034 (n)	850,000	849,989
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039 (n)	745,000	744,972
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	2,190,000	2,031,435

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Maryland – continued
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.5%, 9/01/2048	$2,205,000	$2,242,941
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 4.5%, 9/01/2048	1,800,000	1,822,920
Maryland Economic Development Corp., Senior Student Housing Rev. (Morgan State University Project), “A”, 6%, 7/01/2058	2,250,000	2,373,514
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park - Leonardtown Project), AGM, 5.125%, 7/01/2059	2,380,000	2,415,939
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park - Leonardtown Project), AGM, 5.25%, 7/01/2064	3,275,000	3,339,555
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 3.25%, 9/01/2030 (n)	565,000	549,529
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2040 (n)	920,000	855,955
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	175,000	164,116
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	525,000	425,021
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	1,395,000	1,058,232
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.5%, 1/01/2036	2,290,000	2,333,547
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland), “A”, 5.25%, 7/01/2052	3,250,000	3,384,116
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2051	6,160,000	1,806,543
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2052	9,235,000	2,569,822
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2054	6,775,000	1,700,675
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2055	4,185,000	997,476
Maryland Stadium Authority, Baltimore City Public Schools Construction & Revitalization Program Rev., Capital Appreciation, “C”, 0%, 5/01/2053	4,515,000	1,193,420
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	890,000	898,935
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	1,530,000	1,530,419
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	1,605,000	1,478,076
		$55,364,265
Massachusetts – 2.3%
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2029	$740,000	$743,328
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2049	750,000	713,758
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2054	580,000	540,848
Massachusetts Development Finance Agency Refunding Rev. (Lasell Village, Inc.), 5.25%, 7/01/2045	1,220,000	1,256,855
Massachusetts Development Finance Agency Refunding Rev. (Lasell Village, Inc.), 5.25%, 7/01/2055	705,000	710,184
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	7,684,178	77
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “D”, 5%, 7/01/2044	2,635,000	2,606,293
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “G”, 4.375%, 7/01/2052	5,985,000	5,338,434
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,930,000	2,833,537
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	870,000	705,946
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	1,008,760
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2042	3,000,000	2,984,930
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2040	1,075,000	985,409
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2045	495,000	419,277
Massachusetts Development Finance Agency Rev. (Lasell Village, Inc.), 5.25%, 7/01/2050	925,000	936,514
Massachusetts Development Finance Agency Rev. (Lowell General Hospital), “G”, 5%, 7/01/2037	2,085,000	2,084,875
Massachusetts Development Finance Agency Rev. (Merrimack College Student Housing Project), “A”, 5%, 7/01/2044	395,000	397,147
Massachusetts Development Finance Agency Rev. (Merrimack College Student Housing Project), “A”, 5%, 7/01/2054	3,570,000	3,433,493
Massachusetts Development Finance Agency Rev. (Merrimack College Student Housing Project), “A”, 5%, 7/01/2060	3,200,000	3,035,706
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	1,330,000	1,347,220
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047 (n)	3,645,000	3,606,466
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	10,260,000	9,856,428

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Massachusetts – continued
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.125%, 1/01/2040 (n)	$515,000	$521,337
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.25%, 1/01/2050 (n)	1,355,000	1,263,132
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5.25%, 10/01/2037	545,000	537,313
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5.25%, 10/01/2038	550,000	535,597
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5.25%, 10/01/2039	580,000	559,906
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5%, 10/01/2043	1,750,000	1,567,757
Massachusetts Development Finance Agency Rev. (Springfield College), “B”, 4%, 6/01/2041	2,750,000	2,429,440
Massachusetts Development Finance Agency Rev. (Springfield College), “B”, 4%, 6/01/2050	2,700,000	2,084,880
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.5%, 7/01/2045	105,000	108,842
Massachusetts Development Finance Agency Rev. (Suffolk University), 6%, 7/01/2050	1,365,000	1,445,161
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.25%, 7/01/2055	3,415,000	3,345,208
Massachusetts Development Finance Agency Rev. (Tufts University Student Housing Project - PRG Medford Properties, Inc.), 5.25%, 6/01/2065	1,540,000	1,579,005
Massachusetts Development Finance Agency Rev. (Tufts University Student Housing Project), 5.25%, 6/01/2060	1,135,000	1,165,458
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “N-1”, 5.25%, 7/01/2050	5,000,000	5,115,593
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2039	1,435,000	1,446,806
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	1,520,000	1,492,753
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	985,000	938,142
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2028	960,000	960,957
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	340,000	286,466
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5.5%, 7/01/2055	4,875,000	5,008,781
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	9,285,000	7,968,872
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3.75%, 7/01/2047	12,070,000	9,798,005
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3%, 7/01/2051	3,215,000	2,160,005
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2052	10,360,000	8,555,756
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 5%, 7/01/2053	4,500,000	4,365,204
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “D”, 5%, 7/01/2054	4,775,000	4,568,180
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2047	5,905,000	4,572,339
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	3,715,000	2,747,617
		$122,673,997
Michigan – 1.0%
Detroit, MI, Unlimited Tax General Obligation, 5.5%, 4/01/2045	$1,250,000	$1,296,563
Detroit, MI, Unlimited Tax General Obligation, “C”, 6%, 5/01/2043	1,500,000	1,670,409
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2037	1,155,000	1,158,114
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2047	2,660,000	2,340,561
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2052	1,185,000	1,010,901
Grand Rapids, MI, Economic Development Corp., Limited Obligation Rev. (Beacon Hill at Eastgate Project), “A”, 6%, 11/01/2050	1,265,000	1,261,311
Grand Rapids, MI, Economic Development Corp., Limited Obligation Rev. (Beacon Hill at Eastgate Project), “A”, 6.125%, 11/01/2060	11,860,000	11,857,175
Kalamazoo, MI, Economic Development Corp. Limited Obligation Rev. (Friendship Village of Kalamazoo Project), “A”, 6%, 8/15/2046	810,000	822,682
Kalamazoo, MI, Economic Development Corp. Limited Obligation Rev. (Friendship Village of Kalamazoo Project), “A”, 6.25%, 8/15/2056	1,325,000	1,343,101
Kalamazoo, MI, Economic Development Corp. Limited Obligation Rev. (Friendship Village of Kalamazoo Project), “A”, 6.25%, 8/15/2061	1,110,000	1,120,183
Michigan Building Authority Rev. (Facilities Program), 4%, 10/15/2052	1,685,000	1,535,073
Michigan Finance Authority, ACT 38 Facilities Senior Rev. (Henry Ford Health Detroit Utility Plant Project), 4.375%, 2/28/2054	1,115,000	1,049,064
Michigan Finance Authority, ACT 38 Facilities Senior Rev. (Henry Ford Health Detroit Utility Plant Project), 5.5%, 2/28/2057	1,000,000	1,036,302
Michigan Finance Authority, Higher Education Facilities, Limited Obligation Rev. (Kalamazoo College Project), 6%, 12/01/2054	2,380,000	2,572,532
Michigan Housing Development Authority, Rental Housing Rev., “A”, 4.7%, 10/01/2054	2,795,000	2,758,840
Michigan Housing Development Authority, Single Family Mortgage Rev., “D”, 6.25%, 6/01/2055	6,210,000	6,876,648
Michigan State Housing Development Authority, Rental Housing Rev., “A”, 4.625%, 10/01/2049	15,870,000	15,817,830
		$55,527,289

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Minnesota – 0.7%
Center City, MN, Health Care Facilities Rev. (Hazelden Betty Ford Foundation Project), 5%, 11/01/2044	$505,000	$525,043
Center City, MN, Health Care Facilities Rev. (Hazelden Betty Ford Foundation Project), 5%, 11/01/2047	435,000	444,295
Dakota County, MN, Community Development Agency Multi-Family Housing Rev. (Heart of the City Apartments Project), FNMA, 4.2%, 5/01/2043	3,955,000	3,895,679
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.25%, 7/01/2040	500,000	500,267
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.5%, 7/01/2050	3,000,000	3,000,010
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2031	1,370,000	1,354,235
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2036	3,335,000	3,175,094
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2041	2,755,000	2,426,349
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	2,500,000	2,454,181
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	2,895,000	2,624,733
Duluth, MN, Independent School District No. 709, “A”, COP, 4.2%, 3/01/2034	420,000	427,789
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “B”, 5.25%, 1/01/2049	4,315,000	4,431,579
Minnesota Higher Educational Facilities Authority Rev. (St. Catherine University), 5%, 10/01/2052	3,000,000	2,807,698
Minnesota Joint Powers Entity, Rum River Special Education Cooperative, COP, “A”, 5%, 2/01/2040	855,000	884,813
Minnesota Joint Powers Entity, Rum River Special Education Cooperative, COP, “A”, 5.5%, 2/01/2046	535,000	543,216
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037	1,655,000	1,664,389
St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Refunding Rev. (Nova Classical Academy Project), 5.625%, 9/01/2065	560,000	548,449
St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Rev. (Great River School Project), “A”, 4.75%, 7/01/2029 (n)	135,000	135,941
St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Rev. (Great River School Project), “A”, 5.25%, 7/01/2033 (n)	420,000	425,307
St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052 (n)	705,000	663,783
Woodbury, MN, Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2031	595,000	584,174
Woodbury, MN, Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2041	2,000,000	1,720,842
Woodbury, MN, Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2051	660,000	488,804
Woodbury, MN, Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2056	575,000	409,013
		$36,135,683
Mississippi – 0.5%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5.5%, 7/01/2050	$2,630,000	$2,721,799
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5.5%, 7/01/2055	4,250,000	4,370,282
Hinds County, MS, Certificates of Participation (Lease Purchase Project), “A”, BAM, 4.625%, 9/01/2054 (n)	4,740,000	4,370,363
Mississippi Development Bank, Special Obligation (Hancock County GOMESA Project), 4.55%, 11/01/2039 (n)	2,770,000	2,817,280
Mississippi Development Bank, Special Obligation (Jackson County GOMESA Project), 3.625%, 11/01/2036 (n)	1,665,000	1,613,354
Mississippi Home Corp., Multi-Family Housing Rev. (Jackson Housing Portfolio Project), 4.55%, 4/01/2042	7,225,000	7,397,839
Mississippi Home Corp., Single Family Mortgage Rev., “A”, 4%, 12/01/2044	600,000	606,320
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	2,635,000	2,601,520
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2039	1,020,000	1,017,469
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	575,000	567,487
		$28,083,713
Missouri – 1.1%
Cape Girardeau County, MO, Industrial Development Authority, Health Facilities Rev. (Southeast Health), 4%, 3/01/2046	$520,000	$485,400
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 5/01/2026 (d)(q)	2,495,000	848,300
Kansas City, MO, Industrial Development Authority Refunding Improvement Rev. (Platte Purchase Project A, C, & E), 6%, 1/01/2048	2,750,000	2,786,452
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040 (n)	2,140,000	2,154,723

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Missouri – continued
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050 (n)	$6,160,000	$6,023,798
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2036	1,300,000	1,289,145
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2037	415,000	405,676
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2041	520,000	478,421
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2051	1,755,000	1,402,243
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2040	1,650,000	1,650,364
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2045	2,300,000	2,242,260
Missouri Health & Educational Facilities Authority, Educational Facilities Rev. (Maryville University of Saint Louis Project), “A”, 5.5%, 6/15/2047	2,700,000	2,723,099
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “G”, GNMA, 5.5%, 5/01/2055	4,235,000	4,580,292
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2030	370,000	357,149
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3.125%, 5/01/2035	240,000	219,131
Poplar Bluff, MO, Transportation Development District Convertible Transportation Sales Tax Refunding & Improvement Rev., “B”, 4%, 12/01/2037	1,090,000	1,090,505
St. Louis County, MO, Industrial Development Authority Rev. (Friendship Village St. Louis Obligated Group), “A”, 5.25%, 9/01/2053	11,920,000	11,645,895
St. Louis County, MO, Industrial Development Authority Rev. (St. Andrew's Resources for Seniors Obligated Group), “A”, 5.125%, 12/01/2045	3,620,000	3,534,449
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	695,000	695,263
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	490,000	490,003
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	1,355,000	1,206,534
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken-Jordan Project), 5%, 11/15/2030	1,015,000	1,015,725
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken-Jordan Project), 4%, 11/15/2036	1,165,000	1,083,748
St. Louis, MO, Industrial Development Authority, Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	715,000	691,829
St. Louis, MO, Industrial Development Authority, Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	2,110,000	1,980,742
St. Louis, MO, Industrial Development Authority, Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	4,220,000	3,702,985
St. Louis, MO, Industrial Development Authority, Tax Increment & Special District Rev. (Union Station Phase 2 Redevelopment Project), “A”, 5.75%, 6/15/2054	990,000	998,698
St. Louis, MO, Land Clearance Redevelopment Authority Rev. (Kiel Opera House Renovation Project), 3.875%, 10/01/2035	1,305,000	1,321,556
		$57,104,385
Montana – 0.3%
Kalispell, MT, Refunding Rev. (Immanuel Living at Buffalo Hill Project), “A”, 6%, 5/15/2060	$6,530,000	$6,666,309
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2043	3,840,000	3,931,037
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2048	5,530,000	5,562,727
		$16,160,073
Nebraska – 0.1%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2034	$1,200,000	$1,345,338
Nebraska Investment Finance Authority, Single Family Housing Rev., “C”, FHLMC, 4%, 9/01/2048	1,080,000	1,088,756
Omaha, NE, Airport Authority, Facilities Rev., AGM, 5.25%, 12/15/2054	4,565,000	4,723,359
		$7,157,453
Nevada – 0.3%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 4.5%, 12/15/2029 (n)	$425,000	$425,125
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035 (n)	1,715,000	1,715,446
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2038 (n)	1,825,000	1,825,205
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045 (n)	2,205,000	2,127,509

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Nevada – continued
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048 (n)	$4,760,000	$4,427,314
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2037 (n)	1,000,000	1,000,186
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2047 (n)	2,015,000	1,848,221
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	435,000	398,410
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	545,000	502,545
Reno-Tahoe, NV, Airport Authority Rev., “A”, 5.25%, 7/01/2049	1,805,000	1,862,572
Reno-Tahoe, NV, Airport Authority Rev., “A”, 5.25%, 7/01/2054	1,465,000	1,501,463
		$17,633,996
New Hampshire – 4.9%
National Finance Authority, NH, Lease Rent Rev. (Centurion Biosquare, Inc.), “A”, 5.88%, 12/15/2038	$23,475,000	$24,516,339
National Finance Authority, NH, Lease Rent Rev. (Centurion Foundation West Main Street LLC), “A”, 5%, 5/15/2034	13,730,000	14,224,722
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Biosquare, Inc.), “B”, 9.58%, 12/15/2038	1,410,000	1,431,554
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Foundation West Main Street LLC), “B”, 8.33%, 5/15/2034	990,000	1,023,592
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 5.25%, 6/01/2051	2,290,000	2,380,978
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 4.5%, 6/01/2053	1,020,000	976,450
National Finance Authority, NH, Multi-Family Housing Rev., 4.45%, 7/01/2044	11,400,000	11,438,659
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	11,398,061	11,708,601
National Finance Authority, NH, Municipal Certificates, “1-X”, 0.35%, 9/20/2036 (i)	71,848,905	1,342,181
National Finance Authority, NH, Municipal Certificates, “1-X”, 0.813%, 1/20/2038 (i)	120,626,711	6,090,346
National Finance Authority, NH, Municipal Certificates, “1-X”, 0.494%, 7/20/2051 (i)	50,926,457	1,810,863
National Finance Authority, NH, Municipal Certificates, “3-A”, 4.162%, 10/01/2051	4,915,475	4,955,377
National Finance Authority, NH, Municipal Certificates, “4-A”, 4.182%, 11/20/2039	13,784,903	13,842,593
National Finance Authority, NH, Municipal Certificates, “A-1”, 4.167%, 1/20/2041	4,328,413	4,323,460
National Finance Authority, NH, Municipal Certificates, “A-1”, 4.946%, 2/20/2041	6,611,124	6,982,187
National Finance Authority, NH, Municipal Certificates, “A-2”, 4%, 10/20/2036	7,472,708	7,484,639
National Finance Authority, NH, Municipal Certificates, “A-2”, 4.167%, 1/20/2041	1,538,771	1,459,789
National Finance Authority, NH, Municipal Certificates, “A-2”, 4.946%, 2/20/2041	5,277,233	5,348,858
National Finance Authority, NH, Municipal Certificates, “B”, 4.167%, 1/20/2041	2,250,000	1,776,351
National Finance Authority, NH, Municipal Certificates, “X-2”, 0.674%, 10/20/2036	32,804,957	1,340,348
National Finance Authority, NH, Municipal Certificates, “1-A“, 4.25%, 7/20/2041	3,759,662	3,812,686
National Finance Authority, NH, Municipal Certificates, “2-B”, 4.219%, 6/20/2049	3,411,810	2,610,050
National Finance Authority, NH, Municipal Certificates, “3-B”, 4.946%, 10/20/2042	4,000,000	2,931,660
National Finance Authority, NH, Resource Recovery Refunding Rev. (Covanta Project), “B”, 3.75%, 7/01/2045 (Put Date 7/02/2040) (n)	3,090,000	2,573,660
National Finance Authority, NH, Resource Recovery Refunding Rev. (Covanta Project), “C”, 4.875%, 11/01/2042 (n)	7,730,000	7,125,883
National Finance Authority, NH, Rev. (Presbyterian Senior Living Project), “A”, 5.25%, 7/01/2048	1,840,000	1,856,021
National Finance Authority, NH, Rev. (Winston-Salem Sustainable Energy Partners), “A”, 5.5%, 6/01/2050	19,495,000	20,296,861
National Finance Authority, NH, Rev., Taxable (Centurion Foundation), “C”, 11%, 12/15/2038	770,000	781,208
National Finance Authority, NH, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2041	1,210,000	1,143,050
National Finance Authority, NH, Special Rev. (Canyon Ranch Project, Burnet County, TX), Capital Appreciation, 0%, 12/01/2035 (i)	12,000,000	6,170,706
National Finance Authority, NH, Special Rev. (Chambers Creek Project, Montgomery County, TX), Capital Appreciation, 0%, 12/15/2032	15,000,000	9,579,732
National Finance Authority, NH, Special Rev. (Emberly & Canterra Creek Projects, Fort Bend & Brazoria Counties, TX), 5.375%, 12/01/2031	3,673,000	3,676,177
National Finance Authority, NH, Special Rev. (Grand Pines Project, Montgomery County, TX), 5.625%, 6/01/2039	4,000,000	4,006,819
National Finance Authority, NH, Special Rev. (Highland Project, Montgomery County, TX), 5.125%, 12/15/2030	6,138,000	6,147,372
National Finance Authority, NH, Special Rev. (Mill Creek Project, Montgomery County, TX), 5.95%, 12/01/2031	6,451,000	6,457,807
National Finance Authority, NH, Special Rev. (River Ranch Project, Liberty County, TX), Capital Appreciation, 0%, 12/01/2031	8,065,000	5,550,615
National Finance Authority, NH, Special Rev. (Tamarron Project, Fort Bend County, TX), 5.25%, 12/01/2035	7,877,000	7,876,355
National Finance Authority, NH, Special Rev. (The Wildflower Project, Denton County, TX), Capital Appreciation, 0%, 12/15/2033	9,115,000	5,505,968

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Hampshire – continued
National Finance Authority, NH, Special Rev. (Valencia Project, Brazoria County, TX), 5.3%, 12/01/2032	$2,623,000	$2,626,680
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5.75%, 4/01/2050	1,000,000	1,030,976
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5.875%, 4/01/2060	1,215,000	1,236,789
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health), 4%, 7/01/2037	12,080,000	10,653,758
New Hampshire Health & Education Facilities Authority Rev. (Rivier University), 5%, 2/01/2049	1,905,000	1,879,780
New Hampshire Health & Education Facilities Authority Rev. (Rivier University), 5.25%, 2/01/2054	15,370,000	15,430,879
New Hampshire National Finance Authority, Municipal Certificates, “A-2”, 4.219%, 11/20/2042	7,750,226	7,384,855
		$262,804,234
New Jersey – 1.3%
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 11/01/2035	$1,610,000	$1,459,989
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2042	245,000	259,851
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2047	665,000	691,589
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2052	600,000	620,670
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2062	2,000,000	2,060,167
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	325,000	325,828
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	325,000	325,696
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	975,000	981,100
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	530,000	532,826
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Reclamation Project), 6.5%, 4/01/2028	1,774,304	1,831,578
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Reclamation Project), 6.5%, 4/01/2031	5,975,000	6,015,383
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	2,850,000	2,850,870
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,510,000	1,510,247
New Jersey Economic Development Authority, Charter School Rev. (Central Jersey College Prep Charter School Project), 5%, 11/01/2045	180,000	181,163
New Jersey Economic Development Authority, Charter School Rev. (Central Jersey College Prep Charter School Project), 5.125%, 11/01/2055	465,000	459,091
New Jersey Economic Development Authority, Charter School Rev. (Central Jersey College Prep Charter School Project), 5.25%, 11/01/2060	375,000	373,224
New Jersey Economic Development Authority, Dock & Wharf Facility Rev. (Repauno Port & Rail Terminal Project), 6.375%, 1/01/2035	3,075,000	3,206,229
New Jersey Economic Development Authority, Dock & Wharf Facility Rev. (Repauno Port & Rail Terminal Project), 6.625%, 1/01/2045	3,145,000	3,263,948
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	2,380,000	2,383,611
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	6,850,000	6,877,388
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., “B”, 4%, 12/01/2044	10,390,000	10,095,484
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 3.25%, 12/01/2039	1,395,000	1,366,739
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	10,550,000	10,571,296
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 2.5%, 12/01/2040	1,745,000	1,658,693
New Jersey Higher Education Student Assistance Authority, Student Loan Refunding Rev. (Immediate Delivery), “C-1”, 5.5%, 12/01/2055	1,935,000	1,990,445
New Jersey Higher Education Student Assistance Authority, Subordinate Student Loan Refunding Rev., “C”, 5%, 12/01/2053	1,380,000	1,322,699
New Jersey Higher Education Student Assistance Authority, Subordinate Student Loan Refunding Rev., “C”, 5.25%, 12/01/2054	825,000	834,413
New Jersey Higher Education Student Assistance Authority, Subordinate Student Loan Rev., ”C“, 3.25%, 12/01/2051	960,000	678,737
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/2032)	2,520,000	3,018,478
Passaic County, NJ, Improvement Authority, Charter School Rev. (Community Charter School of Paterson Project), “A”, 5%, 1/01/2034	215,000	225,531
Passaic County, NJ, Improvement Authority, Charter School Rev. (Community Charter School of Paterson Project), “A”, 4.75%, 1/01/2045	1,055,000	995,635
Passaic County, NJ, Improvement Authority, Charter School Rev. (Community Charter School of Paterson Project), “A”, 5%, 1/01/2055	1,000,000	940,882

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Jersey – continued
Passaic County, NJ, Improvement Authority, Charter School Rev. (Community Charter School of Paterson Project), “A”, 5%, 1/01/2060	$375,000	$343,760
Passaic County, NJ, Improvement Authority, Charter School Rev. (Paterson Charter School for Science & Technology, Inc. Project), 4.5%, 7/01/2040	665,000	673,951
		$70,927,191
New Mexico – 0.2%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A-1”, FNMA, 4%, 1/01/2049	$395,000	$399,026
New Mexico Municipal Energy Acquisition Authority, Gas Supply Refunding Rev., 5%, 6/01/2054 (Put Date 11/01/2030)	5,400,000	5,758,857
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), 5%, 5/15/2042	105,000	105,005
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2034	520,000	536,131
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2039	275,000	278,439
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2044	285,000	282,339
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2049	735,000	687,821
		$8,047,618
New York – 6.0%
Albany, NY, Capital Resource Corp. Rev. (Albany Medical Center Hospital Project), “A”, 5.5%, 5/01/2055	$2,610,000	$2,756,791
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	1,000,000	1,018,107
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	11,860,000	11,763,060
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2052	355,000	338,550
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “B”, 5%, 7/01/2062	2,700,000	2,516,711
Build NYC Resource Corp. Rev. (International Leadership Charter High School Project), “A”, 6.25%, 7/01/2046 (n)	1,315,000	1,315,976
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 5.75%, 7/01/2033	3,265,000	3,266,774
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	4,025,000	4,025,726
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2057	1,695,000	1,682,183
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2062	2,125,000	2,091,199
Build NYC Resource Corp. Rev. (Renaissance Charter School 2 Project), “A”, 5.5%, 6/15/2055	1,130,000	1,096,158
Build NYC Resource Corp. Rev. (Renaissance Charter School 2 Project), “A”, 5.75%, 6/15/2060	3,030,000	3,021,890
Build NYC Resource Corp. Rev. (Urban Resource Institute Project), “A”, 5.375%, 12/01/2046	365,000	390,627
Build NYC Resource Corp. Rev. (Urban Resource Institute Project), “A”, 5.5%, 12/01/2051	380,000	399,117
Build NYC Resource Corp. Rev. (Zeta Charter Schools, Inc. Project), “A”, 5.375%, 10/15/2055	10,900,000	10,662,623
Build NYC Resource Corp., Senior Airport Facilities Rev. (TRIPS Obligated Group), 5.5%, 7/01/2050	1,795,000	1,863,327
Build NYC Resource Corp., Senior Airport Facilities Rev. (TRIPS Obligated Group), 5.5%, 7/01/2055	2,275,000	2,343,088
Genesee County, NY, Funding Corp. Rev. (Rochester Regional Health Energy Projects), 5.25%, 12/01/2050	515,000	525,695
Genesee County, NY, Funding Corp. Rev. (Rochester Regional Health Energy Projects), 5.5%, 12/01/2055	940,000	974,105
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 4%, 11/01/2032	535,000	520,818
New York Dormitory Authority Rev. (Montefiore Obligated Group), 5.25%, 11/01/2043	1,000,000	1,053,265
New York Dormitory Authority Rev. (Montefiore Obligated Group), 5.5%, 11/01/2044	130,000	138,607
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4%, 5/01/2045	5,630,000	5,177,246
New York Dormitory Authority Rev. (Orchard Park CCRC, Inc. Obligated Group), 5.125%, 11/15/2050	1,510,000	1,525,135
New York Dormitory Authority Rev. (The New School), “A”, 4.25%, 7/01/2050	1,800,000	1,597,675
New York Dormitory Authority Rev. (White Plains Hospital Obligated Group), AGM, 5.5%, 10/01/2054	6,165,000	6,549,860
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 5.25%, 3/15/2052	4,000,000	4,194,988
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	17,960,000	17,960,338
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040 (n)	5,850,000	5,850,294
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	4,205,000	4,405,389
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5.625%, 4/01/2040	7,370,000	7,824,538
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	3,245,000	3,340,482

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New York – continued
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4.375%, 10/01/2045	$16,750,000	$15,840,472
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), “A”, 5.5%, 12/31/2060	10,465,000	10,570,458
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), “A”, AGM, 5.25%, 12/31/2054	7,895,000	8,020,958
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), Capital Appreciation, “B”, AGM, 0%, 12/31/2054	2,550,000	1,693,071
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), 6%, 6/30/2054	17,420,000	18,106,426
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5%, 6/30/2054	4,765,000	4,739,706
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	24,605,000	24,562,089
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	23,315,000	23,576,860
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2036	55,000	58,306
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2039	570,000	563,790
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “D-1”, 4.5%, 11/01/2054	4,400,000	4,257,471
New York, NY, City Housing Development Corp., Multi-Family Mortgage Rev. (8 Spruce Street), “E”, 4.375%, 12/15/2031	522,989	538,447
New York, NY, City Housing Development Corp., Multi-Family Mortgage Rev. (8 Spruce Street), “F”, 5.25%, 12/15/2031 (n)	3,822,794	3,961,135
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	595,000	595,537
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA-1”, 5.25%, 6/15/2055 (u)	13,120,000	13,849,183
Niagara, NY, Area Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 4.75%, 11/01/2042 (n)	6,865,000	6,236,025
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 4.5%, 7/01/2052	4,115,000	3,430,815
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2052	2,460,000	2,217,386
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2028	1,905,000	1,633,625
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2029	2,955,000	2,444,672
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2030	2,135,000	1,723,586
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2031	5,765,000	4,575,268
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2032	7,900,000	6,181,744
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2033	4,625,000	3,581,085
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	17,535,000	13,462,438
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	13,015,000	9,922,844
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	4,435,000	3,361,698
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	3,020,000	3,036,948
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 5%, 9/15/2037	7,780,000	7,821,870
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 5.875%, 9/15/2059	4,000,000	4,008,177
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5.75%, 11/01/2049	1,075,000	1,159,411
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5%, 11/01/2051	1,535,000	1,557,422
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5.75%, 11/01/2053	1,630,000	1,746,875
		$321,226,140
North Carolina – 0.7%
Greater Asheville, NC, Regional Airport Authority, System Rev., AGM, 5.25%, 7/01/2048	$690,000	$709,269
North Carolina Housing Finance Agency, Home Ownership Rev., “55-A”, GNMA, 6.25%, 7/01/2055	2,440,000	2,699,430
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2041	505,000	486,153

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
North Carolina – continued
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2051	$10,900,000	$9,129,414
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	280,000	263,892
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2040	975,000	1,006,193
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2045	925,000	926,665
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	795,000	774,082
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Plantation Village, Inc.), “A”, 4%, 1/01/2052	1,760,000	1,447,473
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Carol Woods Project), 5.25%, 12/01/2055	5,000,000	5,117,578
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Galloway Ridge), “A”, 5%, 1/01/2039	1,000,000	980,085
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2040	1,075,000	1,084,259
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2045	1,000,000	954,442
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2026	670,000	674,173
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2030	1,500,000	1,510,237
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2039	1,540,000	1,568,091
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2044	1,030,000	1,020,319
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,700,000	2,714,322
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), 5.125%, 10/01/2056	780,000	782,253
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “A”, 5%, 10/01/2049	600,000	600,835
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	990,000	991,140
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	2,015,000	2,016,396
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	1,665,000	1,666,252
		$39,122,953
North Dakota – 0.4%
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5%, 12/01/2048	$465,000	$473,770
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5%, 12/01/2053	1,145,000	1,154,780
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5.42%, 12/01/2053	2,770,000	2,807,425
Horace, ND, Refunding Improvement, “C”, 5%, 5/01/2050	1,500,000	1,485,579
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “D”, 4.25%, 1/01/2049	2,070,000	2,088,339
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	5,445,000	5,445,511
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2038	3,050,000	2,988,723
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2048	710,000	631,396
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2053	5,310,000	4,546,208
		$21,621,731
Ohio – 4.2%
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 A-2, “1”, 4%, 6/01/2048	$7,300,000	$6,285,971
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 B-2, “2”, 5%, 6/01/2055	39,235,000	32,267,880
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2035	1,500,000	1,494,024
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2037	1,250,000	1,228,048
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2037	920,000	931,824
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2047	2,480,000	2,367,018
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2050	915,000	860,431
Columbus, OH, Metropolitan Housing Authority, Affordable Housing Rev. (Cobblestone Manor Project), 4.625%, 8/01/2042	475,000	478,505
Columbus, OH, Metropolitan Housing Authority, General Rev. (Orchards Project & Eden Park Project), 4%, 12/01/2034	4,825,000	4,863,592

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Ohio – continued
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), “A”, 5.5%, 1/01/2055 (u)	$22,085,000	$23,088,313
Columbus-Franklin County, OH, Finance Authority, Multi-Family Housing Rev. (Caravel Apartments), “A”, FNMA, 4.46%, 11/01/2044	3,129,582	3,122,123
Columbus-Franklin County, OH, Finance Authority, Multi-Family Housing Rev. (Westerville Crossing Apartments), “A”, FNMA, 4.375%, 6/01/2043	8,940,000	8,946,034
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5%, 2/15/2042	3,915,000	3,919,143
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 4.75%, 2/15/2047	5,240,000	4,718,582
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.25%, 2/15/2047	3,160,000	3,040,105
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.5%, 2/15/2052	13,520,000	13,180,595
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5%, 2/15/2057	3,355,000	3,057,226
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.5%, 2/15/2057	875,000	848,836
Cuyahoga County, OH, Port Authority, Financing Rev. (Flats East Bank Project), “A”, 4%, 12/01/2055 (n)	910,000	693,788
Cuyahoga County, OH, Port Authority, Financing Rev. (Flats East Bank Project), “B”, 4.5%, 12/01/2055 (n)	520,000	414,809
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2040	860,000	779,730
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2045	1,545,000	1,270,262
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 5%, 9/01/2049	1,725,000	1,608,549
Fayette County, OH, Hospital Facilities Improvement Rev. (Adena Health System Obligated Group Project), AGM, 5.25%, 12/01/2049	1,185,000	1,243,306
Fayette County, OH, Hospital Facilities Improvement Rev. (Adena Health System Obligated Group Project), AGM, 5.25%, 12/01/2054	1,415,000	1,474,120
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2034	1,380,000	1,380,885
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2044	2,055,000	2,020,547
Franklin County, OH, Hospital Improvement & Refunding Rev. (Nationwide Children's Hospital), 5.25%, 11/01/2055 (u)	6,540,000	6,834,889
Greene County, OH, Port Authority Economic Development, Facilities Refunding & Improvement Rev. (Community First Solutions Obligated Group), “B”, 5%, 5/15/2055	4,435,000	4,270,720
Greene County, OH, Port Authority Economic Development, Facilities Rev. (Community First Solutions Obligated Group), “B”, 5%, 5/15/2059	865,000	822,498
Hamilton County, OH, Healthcare Improvement & Refunding Rev. (Life Enriching Communities Project), 5.5%, 1/01/2050	635,000	649,507
Hamilton County, OH, Healthcare Improvement & Refunding Rev. (Life Enriching Communities Project), 5.5%, 1/01/2055	2,565,000	2,612,866
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), 5%, 1/01/2051	2,660,000	2,554,745
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2047	950,000	929,341
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5.75%, 1/01/2053	2,105,000	2,174,573
Hamilton County, OH, Hospital Facilities Rev. (UC Health), “A”, 5.5%, 8/01/2051	6,160,000	6,291,981
Hickory Chase, OH, Community Authority Infrastructure Improvement Rev. (Hickory Chase Project), “A”, 5%, 12/01/2040 (n)	1,690,000	1,725,502
Huron County, OH, Norwalk City School District, School Facilities (General Obligation-Unlimited Tax), 5%, 11/01/2061	1,320,000	1,353,990
Margaretta, OH, Local School District Erie & Sandusky Counties, Certificates of Participation (School Facilities Project), BAM, 5.5%, 10/01/2050	2,845,000	2,972,803
Margaretta, OH, Local School District, Erie & Sandusky Counties (Ohio Certificates of Participation School Facilities Project), BAM, 5.5%, 10/01/2047	1,685,000	1,770,731
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041	3,455,000	3,295,117
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2047	2,075,000	1,782,567
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2038	2,210,000	2,193,930
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2045	1,100,000	953,551
Ohio Air Quality Development Authority Refunding Rev. (American Electric Power Co. Project), “A”, 3.75%, 1/01/2029	1,145,000	1,158,515
Ohio Air Quality Development Authority Refunding Rev. (American Electric Power Co. Project), “C”, 3.65%, 12/01/2027	1,045,000	1,051,624
Ohio Air Quality Development Authority Refunding Rev. (American Electric Power Co. Project), “D”, 3.7%, 10/01/2028	7,500,000	7,565,865
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5%, 12/01/2038	2,045,000	1,963,229
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.25%, 12/01/2043	1,390,000	1,292,964
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.25%, 12/01/2048	1,600,000	1,415,293
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.5%, 12/01/2053	1,000,000	886,552
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5.125%, 12/01/2042	1,455,000	1,497,961
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5.375%, 12/01/2052	2,115,000	2,133,641
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), 5.25%, 5/01/2054	9,180,000	8,837,542
Ohio Housing Finance Agency, Multi-Family Housing Rev. (Haven's Edge Apartments Project), “A”, 5.7%, 8/01/2043	2,500,000	2,610,286

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Ohio – continued
Ohio Housing Finance Agency, Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.8%, 9/01/2048	$7,530,000	$7,652,382
Ohio Housing Finance Agency, Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.9%, 9/01/2053	3,605,000	3,588,952
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2035	825,000	870,155
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2037	675,000	673,096
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2038	660,000	653,254
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2040	725,000	693,768
Port of Greater Cincinnati, OH, Development Authority Rev. (Duke Energy Convention Center Project), “C”, AGM, 5.25%, 12/01/2053	365,000	379,216
Port of Greater Cincinnati, OH, Development Authority Rev. (Duke Energy Convention Center Project), “C”, AGM, 5.25%, 12/01/2063	550,000	570,185
Port of Greater Cincinnati, OH, Development Authority Rev. (RBM Phase 3 Garage Project), 5%, 12/01/2044	1,000,000	995,113
Port of Greater Cincinnati, OH, Development Authority Rev. (RBM Phase 3 Garage Project), 5.125%, 12/01/2055	1,250,000	1,197,852
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/2027	1,220,000	1,220,698
Warren County, OH, Hospital Facilities Refunding Rev. (Community First Solutions Obligated Group), “A”, 5%, 5/15/2044	1,185,000	1,204,337
West Central Ohio Port Authority Rev. (Global Impact STEM Academy Project), “A”, 5.5%, 12/01/2055	1,000,000	1,008,844
West Central Ohio Port Authority Rev. (Global Impact STEM Academy Project), “A”, 5.5%, 12/01/2062	1,485,000	1,488,681
		$221,383,562
Oklahoma – 1.1%
Norman, OK, Regional Hospital Authority Rev., 4%, 9/01/2045	$2,790,000	$1,928,498
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	3,830,000	3,187,871
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	90,000	86,132
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2041	3,295,000	3,411,022
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2044	3,340,000	3,374,188
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	4,935,000	5,021,750
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	4,280,000	4,320,767
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	4,930,000	4,835,683
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2057	14,300,000	14,201,090
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	6,254,000	6,213,536
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “A”, 4.75%, 9/01/2048	1,285,000	1,303,593
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “C”, GNMA, 6%, 3/01/2056	4,910,000	5,477,494
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc. Project), 6.25%, 12/01/2035	3,350,000	3,889,129
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc. Project), 6.25%, 12/01/2040	2,210,000	2,483,314
		$59,734,067
Oregon – 1.2%
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2040 (n)	$1,000,000	$1,011,624
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.25%, 11/15/2050 (n)	2,000,000	1,977,076
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.375%, 11/15/2055 (n)	3,000,000	2,973,884
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2041	2,860,000	2,610,270
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2051	7,725,000	5,959,248
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2056	10,440,000	7,808,261
Oregon Facilities Authority Rev. (Southern Oregon Goodwill Project), “A”, 5%, 12/01/2040	420,000	437,901
Oregon Facilities Authority Rev. (Southern Oregon Goodwill Project), “A”, 5.375%, 12/01/2045	500,000	507,389
Oregon Facilities Authority Rev. (Southern Oregon Goodwill Project), “A”, 5.5%, 12/01/2054	1,500,000	1,505,590
Oregon Facilities Authority, Charter School Rev. (Redmond Proficiency Academy Project), “A”, 4.625%, 6/15/2035	265,000	274,044
Oregon Facilities Authority, Charter School Rev. (Redmond Proficiency Academy Project), “A”, 5.5%, 6/15/2045	475,000	478,695
Oregon Facilities Authority, Charter School Rev. (Redmond Proficiency Academy Project), “A”, 5.625%, 6/15/2055	810,000	801,215
Oregon Facilities Authority, Charter School Rev. (Redmond Proficiency Academy Project), “A”, 6%, 6/15/2065	345,000	349,554
Oregon Facilities Authority, Lease Rent Rev. (Legacy Health System - Centurion Foundation), “A”, 4.9%, 9/15/2035	12,160,000	12,943,562
Oregon Housing & Community Services Department, Multi-Family Housing Rev. (Redmond Landing Apartments Project), “K-1”, FNMA, 4.33%, 11/01/2043	1,995,000	1,985,823
Port of Portland, OR, International Airport Rev., “A”, 5.25%, 7/01/2054 (u)	9,020,000	9,313,618
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2036	745,000	758,999

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Oregon – continued
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2046	$2,625,000	$2,352,221
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2051	725,000	626,175
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2051	3,115,000	2,690,393
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2056	6,520,000	5,531,844
		$62,897,386
Pennsylvania – 6.1%
Adams County, PA, General Authority Rev. (Brethren Home Community Project), “A”, 5%, 6/01/2054	$1,870,000	$1,799,003
Adams County, PA, General Authority Rev. (Brethren Home Community Project), “A”, 5%, 6/01/2059	955,000	908,060
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2050	9,765,000	10,322,058
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2055	7,835,000	8,231,423
Allegheny County, PA, Sanitary Authority Sewer Rev., 5.25%, 12/01/2058 (u)	4,045,000	4,266,444
Allentown, PA, Commercial & Industrial Development Authority, Education Facility Lease Rev. (Executive Education Academy Charter School Project), 5%, 7/01/2059 (n)	1,265,000	1,152,695
Allentown, PA, Commercial & Industrial Development Authority, Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 6%, 6/15/2053 (n)	920,000	940,265
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033 (n)	765,000	790,796
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042 (n)	2,175,000	2,193,190
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.25%, 5/01/2042 (n)	6,005,000	6,171,529
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042 (n)	6,700,000	6,790,495
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 6%, 5/01/2042	2,000,000	2,192,912
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2032 (n)	2,505,000	2,556,843
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042 (n)	1,990,000	2,001,784
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-2”, 6%, 6/30/2034	2,152,000	2,317,238
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-3”, 5%, 6/30/2039	33,839,000	31,180,615
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-1”, 0% to 11/15/2029, 6% to 6/30/2044	16,911,000	12,075,822
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-1”, 8%, 6/30/2034	2,715,000	2,764,369
Blythe, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037 (Prerefunded 12/01/2027)	4,565,000	4,912,622
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2035	6,355,000	5,189,394
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2040	5,915,000	4,396,001
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2044	4,455,000	3,100,575
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2051	3,445,000	2,182,881
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 5%, 12/01/2051	3,695,000	2,839,058
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	815,000	768,475
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2035	1,000,000	899,596
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	1,730,000	1,419,807
Chester County, PA, Health & Education Facilities Authority Rev. (Tel Hai Retirement Community Project), 5.25%, 6/01/2055	1,205,000	1,216,511
Chester County, PA, Industrial Development Authority, Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	885,000	893,753
Chester County, PA, Industrial Development Authority, Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	2,040,000	1,950,606
Chester County, PA, Industrial Development Authority, Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2051	610,000	569,398
Cumberland County, PA, Cumberland Valley School District, General Obligation, “A”, BAM, 5%, 12/01/2049	915,000	944,284
Cumberland County, PA, Cumberland Valley School District, General Obligation, “A”, BAM, 5%, 12/01/2053	1,545,000	1,589,986
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033	590,000	590,205
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038	130,000	130,094
Cumberland County, PA, Municipal Authority Rev. (Messiah Village Project), “A”, 5.5%, 6/01/2056	5,435,000	5,474,653
Cumberland County, PA, Municipal Authority Rev. (Penn State Health), 4%, 11/01/2049	4,310,000	3,715,666
Doylestown, PA, Hospital Authority Rev., 5.375%, 7/01/2039	860,000	951,435
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	690,000	639,639

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049 (Prerefunded 7/01/2029)	$80,000	$86,137
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	690,000	702,583
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 5%, 5/01/2035	160,000	170,357
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 5%, 5/01/2038	280,000	291,814
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 5%, 5/01/2048	225,000	207,627
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2029	105,000	107,042
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2032	1,550,000	1,577,528
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2038	2,795,000	2,814,953
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2039	1,140,000	1,141,919
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2043	3,745,000	3,635,001
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2048	3,730,000	3,398,753
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2049	510,000	459,805
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2053	5,730,000	5,026,158
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	7,745,000	6,601,692
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2046	3,450,000	2,734,436
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2051	5,280,000	4,048,738
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2040	500,000	480,318
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2045	750,000	656,634
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2050	1,500,000	1,245,250
Lancaster, PA, Municipal Authority Healthcare Facilities Rev. (Garden Spot Village Project), “A”, 5%, 5/01/2044	850,000	867,685
Lancaster, PA, Municipal Authority Healthcare Facilities Rev. (Luthercare Project), “A”, 5%, 12/01/2045	1,000,000	1,006,210
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2039	265,000	276,931
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2040	930,000	966,494
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2041	685,000	707,486
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2042	710,000	729,103
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 4.5%, 1/01/2045	2,440,000	2,311,853
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	2,120,000	1,832,058
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2051	4,795,000	4,081,090
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “A”, 4%, 9/01/2049	1,920,000	1,655,840
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, AGM, 3.125%, 5/01/2053	2,975,000	2,156,678
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	14,730,000	14,078,576
Montgomery County, PA, Industrial Development Authority, Retirement Communities Rev. (Acts Retirement - Life Communities, Inc. Obligated Group), “C”, 5%, 11/15/2045	2,130,000	2,158,464
Northeastern, PA, Hospital & Education Authority, College Rev. (King's College Project), 5%, 5/01/2044	1,810,000	1,735,578
Northeastern, PA, Hospital & Education Authority, College Rev. (King's College Project), 5%, 5/01/2049	1,095,000	998,361
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2041	1,050,000	1,009,145
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2046	2,000,000	1,745,403
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-1”, 5.25%, 7/01/2049	1,045,000	1,052,631
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-2”, 5%, 7/01/2042	1,555,000	1,597,175
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-2”, 5.25%, 7/01/2046	825,000	836,067
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2035	1,460,000	1,058,369
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2036	1,540,000	1,060,036
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2037	1,490,000	971,280
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2038	1,535,000	949,753
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2039	1,675,000	984,089
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2040	1,615,000	883,823

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2041	$1,555,000	$800,602
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2042	1,490,000	718,182
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2043	1,425,000	641,751
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-3”, 0%, 1/01/2049	7,090,000	1,501,259
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5.25%, 6/30/2053	5,000,000	5,050,546
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	18,845,000	18,893,709
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5.75%, 12/31/2062	2,005,000	2,097,269
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Facility Rev. (Core Natural Resources, Inc. Project), 5.45%, 1/01/2051 (Put Date 3/27/2035)	3,000,000	3,275,033
Pennsylvania Economic Development Financing Authority, Tax-Exempt Private Activity Rev. (PennDOT Major Bridges Package One Project), 5.75%, 6/30/2048	1,990,000	2,087,384
Pennsylvania Economic Development Financing Authority, UPMC Rev., “A”, 4%, 5/15/2053	1,985,000	1,710,168
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1C”, 5%, 6/01/2051	2,892,000	2,767,446
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1C”, 5.5%, 6/01/2052	4,677,000	4,792,087
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	860,000	788,820
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4.5%, 6/01/2043	640,000	653,172
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “B”, 3.125%, 6/01/2048	1,800,000	1,265,501
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “B”, 5%, 6/01/2050	775,000	739,395
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033	430,000	430,715
Pennsylvania School District Authority Rev. (William Penn School District Project), “B”, BAM, 5%, 3/15/2045	595,000	616,641
Pennsylvania School District Authority Rev. (William Penn School District Project), “B”, BAM, 5%, 3/15/2049	440,000	449,662
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 4%, 4/01/2026	230,000	229,462
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	885,000	889,467
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	2,635,000	2,638,302
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	1,910,000	1,907,582
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	3,000,000	3,004,278
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2030	255,000	264,637
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2040	600,000	611,457
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2050	575,000	558,991
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Green Woods Charter School Project), “A”, 5.125%, 6/15/2042	415,000	416,640
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Green Woods Charter School Project), “A”, 5.25%, 6/15/2052	470,000	449,902
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Green Woods Charter School Project), “A”, 5.375%, 6/15/2057	225,000	217,302
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Philadelphia Performing Arts: A String Theory Charter School Project), 5%, 6/15/2050 (n)	1,700,000	1,564,809
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Tacony Academy School Project), 5%, 6/15/2033 (n)	1,700,000	1,734,246
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Tacony Academy School Project), 5.375%, 6/15/2038 (n)	1,500,000	1,524,913
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Tacony Academy School Project), 5.5%, 6/15/2043 (n)	550,000	549,659
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2037 (Prerefunded 12/01/2026)	2,400,000	2,445,879
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047 (Prerefunded 12/01/2026) (n)	3,245,000	3,313,647
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058 (Prerefunded 12/01/2026) (n)	4,690,000	4,798,776

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	$2,475,000	$2,484,509
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	3,665,000	3,617,349
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	3,790,000	3,438,247
Philadelphia, PA, Authority for Industrial Development, University Rev. (Holy Family University Project), “A”, 5.125%, 9/01/2045	295,000	299,451
Philadelphia, PA, Authority for Industrial Development, University Rev. (Holy Family University Project), “A”, 5.375%, 9/01/2055	1,540,000	1,541,016
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038 (Prerefunded 9/01/2026)	5,000	5,077
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038	240,000	242,544
Scranton-Lackawanna, PA, Health and Welfare Authority, University Rev. (Marywood University Project), 5%, 6/01/2046	10,015,000	8,505,442
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	355,000	357,515
		$323,017,544
Puerto Rico – 3.6%
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	$2,046,409	$2,011,203
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	5,782,333	5,428,407
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	2,893,588	2,576,893
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	3,413,676	2,498,445
Puerto Rico Children's Trust Fund, Tobacco Settlement Rev., Capital Appreciation, 0%, 5/15/2050	25,000,000	5,116,493
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	27,420,000	18,268,575
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 4.75%, 7/01/2033	1,530,000	1,506,276
Puerto Rico Electric Power Authority Rev., “RR”, AGM, 5%, 7/01/2028	425,000	425,100
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	515,000	509,405
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	65,000	65,001
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	1,705,000	1,695,758
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	1,260,000	1,262,223
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	5,090,000	5,162,700
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	5,270,000	5,361,168
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	630,000	639,333
Puerto Rico Electric Power Authority Rev., “XX”, 5.75%, 7/01/2036 (a)(d)	4,890,000	3,257,963
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	3,000,000	2,002,500
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico Project), 6.625%, 1/01/2027	392,840	281,776
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico Project), 6.625%, 1/01/2028	2,996,125	2,179,681
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	3,490,000	3,498,354
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	525,000	523,314
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	1,330,000	1,277,319
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	298,000	274,617
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	1,542,000	1,544,185
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	8,003,000	7,719,122
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	102,934,000	100,747,033
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	7,178,000	7,134,523
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	3,802,000	3,626,807
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	14,210,000	4,923,502
		$191,517,676

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Rhode Island – 0.1%
Rhode Island Health & Educational Building Corp., Student Housing Rev. (PRG - RI Properties LLC), “A”, AGM, 5%, 7/01/2060	$1,320,000	$1,311,695
Rhode Island Health & Educational Building Corp., Student Housing Rev. (PRG - RI Properties LLC), “A”, AGM, 5%, 7/01/2065	1,565,000	1,541,492
Rhode Island Health & Educational Building Corp., Student Housing Rev. (PRG - RI Properties LLC), “B”, AGM, 5.625%, 7/01/2065	225,000	230,548
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, “84-A”, GNMA, 5%, 4/01/2049	765,000	786,907
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 2.25%, 12/01/2039	1,455,000	1,304,266
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	1,105,000	1,105,139
		$6,280,047
South Carolina – 1.9%
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4%, 11/01/2030 (n)	$425,000	$425,417
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.25%, 11/01/2040 (n)	1,000,000	957,046
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.375%, 11/01/2049 (n)	500,000	436,326
Charleston, SC, Housing Authority, General Rev. (Kiawah Homes), 5%, 12/01/2041	715,000	749,510
Goose Creek, SC, Carnes Crossroads Improvement District, Assessment Rev., 5.25%, 10/01/2045	800,000	802,382
Goose Creek, SC, Carnes Crossroads Improvement District, Assessment Rev., 5.5%, 10/01/2055	800,000	802,115
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 6.5%, 7/01/2055 (u)	4,300,000	4,930,951
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, 6%, 1/01/2055	11,350,000	12,676,404
South Carolina Jobs & Economic Development Authority Rev. (Bishop Gadsden Episcopal Retirement Community Obligated Group), 5.375%, 4/01/2056	790,000	791,726
South Carolina Jobs & Economic Development Authority Rev. (Charleston Southern University), “C”, 5.5%, 9/01/2045	1,200,000	1,220,752
South Carolina Jobs & Economic Development Authority Rev. (Charleston Southern University), “C”, 5.625%, 9/01/2050	1,180,000	1,190,606
South Carolina Jobs & Economic Development Authority Rev. (Charleston Southern University), “C”, 5.75%, 9/01/2055	600,000	607,950
South Carolina Jobs & Economic Development Authority Rev. (Wesley Commons Project), “A”, 5.5%, 10/01/2045	187,000	188,812
South Carolina Jobs & Economic Development Authority Rev. (Wesley Commons Project), “A”, 5.625%, 10/01/2050	650,000	651,963
South Carolina Jobs & Economic Development Authority, Economic Development Rev. (Foothill Affordable Housing Foundation - Paddock Club and Fairway Projects), FHLMC, 4%, 3/01/2062 (Put Date 3/01/2035)	1,580,000	1,630,496
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2036 (n)	520,000	459,740
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2046 (n)	330,000	242,201
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2056 (n)	1,195,000	805,138
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Oceanside Collegiate Academy Project), “A”, 5%, 6/15/2054	3,400,000	3,071,075
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Orangeburg High School for Health Professions Project), “A”, 6.5%, 6/15/2050	7,880,000	7,928,792
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Orangeburg High School for Health Professions Project), “A”, 6.625%, 6/15/2060	3,195,000	3,214,530
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	805,000	687,102
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2037	925,000	899,889
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2042	460,000	422,613
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Rolling Green Village Project), 5.5%, 12/01/2045	120,000	121,423
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Rolling Green Village Project), 5.8%, 12/01/2050	800,000	810,145
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Rolling Green Village Project), 5.75%, 12/01/2060	2,010,000	1,999,067
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036 (n)	5,735,000	5,758,507
South Carolina Jobs & Economic Development Authority, Healthcare Rev. (Beaufort Memorial Hospital & South of Broad Healthcare Project), 5.25%, 11/15/2039	525,000	557,962
South Carolina Jobs & Economic Development Authority, Healthcare Rev. (Beaufort Memorial Hospital & South of Broad Healthcare Project), 5.5%, 11/15/2044	100,000	103,640
South Carolina Jobs & Economic Development Authority, Healthcare Rev. (Beaufort Memorial Hospital & South of Broad Healthcare Project), 5.75%, 11/15/2054	500,000	508,339

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
South Carolina – continued
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 4%, 11/01/2029	$2,215,000	$2,230,513
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2033	3,570,000	3,615,313
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	1,380,000	1,386,188
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2042	3,515,000	3,222,546
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2046	1,905,000	1,643,955
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2047	3,480,000	3,311,457
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2048	1,500,000	1,417,052
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2052	2,805,000	2,597,990
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5.25%, 4/01/2053	4,060,000	3,886,044
South Carolina Public Service Authority Rev. (Santee Cooper), “A”, 5%, 12/01/2050	1,685,000	1,749,863
South Carolina Public Service Authority Rev. (Santee Cooper), “A”, 5.25%, 12/01/2050	1,795,000	1,877,094
South Carolina Public Service Authority Rev. (Santee Cooper), “A”, 5.5%, 12/01/2054	5,000,000	5,309,447
South Carolina Public Service Authority Rev. (Santee Cooper), “A”, 5%, 12/01/2055	4,170,000	4,302,460
South Carolina Public Service Authority Rev. (Santee Cooper), “A”, 5%, 12/01/2055	3,930,000	3,992,131
South Carolina Public Service Authority Rev. (Santee Cooper), “B”, 5.25%, 12/01/2054	1,035,000	1,072,133
South Carolina State Ports Authority Rev., “B”, 4%, 7/01/2049	6,545,000	5,764,201
		$103,031,006
Tennessee – 0.7%
Cleveland, TN, Health & Educational Facilities, Board of Multi-Family Housing Rev. (Horizon Square Apartments Project), FNMA, 4.2%, 5/01/2040	$2,176,000	$2,197,991
Cleveland, TN, Health & Educational Facilities, Board of Rev. (Hamilton Health Care System, Inc. Project), “A”, 5%, 8/15/2049	6,050,000	6,197,506
Knox County, TN, Health, Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	680,000	691,587
Knox County, TN, Health, Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), 5%, 4/01/2031	800,000	812,754
Knox County, TN, Health, Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.25%, 7/01/2049	485,000	501,034
Knox County, TN, Health, Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.5%, 7/01/2054	570,000	599,083
Knox County, TN, Health, Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.5%, 7/01/2059	530,000	554,659
Knox County, TN, Health, Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5%, 7/01/2064	1,360,000	1,363,494
Knox County, TN, Health, Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “C”, BAM, 5.125%, 7/01/2064	225,000	227,305
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board Senior Tax Increment Rev. (Graceland Project), “A”, 4.75%, 7/01/2027	200,000	189,653
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board Senior Tax Increment Rev. (Graceland Project), “A”, 5.5%, 7/01/2037	3,425,000	2,597,569
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board Senior Tax Increment Rev. (Graceland Project), “A”, 5.625%, 1/01/2046	250,000	170,233
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.5%, 7/01/2056 (w)	4,740,000	5,035,267
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5%, 12/01/2034	500,000	500,137
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2044	1,000,000	956,560

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tennessee – continued
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2032	$610,000	$482,766
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2033	875,000	661,158
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2037	780,000	479,386
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2038	650,000	377,195
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	13,735,000	14,694,491
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 4.25%, 7/01/2049	480,000	484,614
		$39,774,442
Texas – 5.5%
Anna, TX, Special Assessment Rev. (Woods at Lindsey Place Public Improvement District Improvement Areas #2-3 Projects), 5.2%, 9/15/2045	$200,000	$200,413
Anna, TX, Special Assessment Rev. (Woods at Lindsey Place Public Improvement District Improvement Areas #2-3 Projects), 5.5%, 9/15/2055	1,250,000	1,248,902
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), 5%, 6/15/2064	605,000	542,919
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2030 (n)	810,000	810,078
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2040 (n)	3,620,000	3,349,290
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2050 (n)	5,810,000	4,666,379
Arlington, TX, Higher Education Finance Corp. Education Rev. (Brooks Academies of Texas), “A”, 5%, 6/15/2041 (n)	8,445,000	7,867,135
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 4%, 8/15/2031	355,000	325,717
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	820,000	760,924
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5%, 8/15/2041	900,000	743,644
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	3,680,000	2,949,682
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5%, 8/15/2051	1,500,000	1,063,811
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2038	1,060,000	1,064,841
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2048	1,750,000	1,643,450
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2053	1,695,000	1,559,205
Arlington, TX, Higher Education Finance Corp. Refunding Rev. (Basis Texas Charter Schools, Inc.), 5.75%, 6/15/2055	505,000	509,758
Arlington, TX, Higher Education Finance Corp. Refunding Rev. (Basis Texas Charter Schools, Inc.), 5.875%, 6/15/2065	3,025,000	3,058,528
Arlington, TX, Higher Education Finance Corp. Rev. (Basis Texas Charter Schools, Inc.), 4.875%, 6/15/2059	585,000	523,036
Austin, TX, Affordable PFC, Inc., Multi-Family Housing Rev. (Village at Collinwood Apartments), “A”, FNMA, 4.45%, 3/01/2043	1,420,000	1,438,191
Austin, TX, Airport System Rev., “B”, 5%, 11/15/2041	930,000	935,541
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	890,000	898,406
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	1,325,000	1,336,846
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	260,000	261,331
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	400,000	402,950
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	585,000	589,348
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 2.35%, 4/01/2040	40,000	39,885
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2040	1,100,000	920,037
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 4%, 4/01/2045	4,320,000	3,919,054
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 3.414%, 4/01/2040	75,000	74,548
Buda, TX, Special Assessment Rev. (Persimmon Public Improvement District Improvement Project), 6%, 9/01/2055	2,000,000	1,960,522
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 2.5%, 10/01/2031	490,000	449,019
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 4%, 10/01/2050	1,540,000	1,195,257
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2046	365,000	336,894
Dallas Fort Worth, TX, International Airport, Joint Refunding & Improvements Rev., “A-1”, 5.5%, 11/01/2050 (u)	4,510,000	4,763,224
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2033	550,000	576,864
Ector County, TX, Hospital District General Obligation Refunding, 4%, 9/15/2034	1,270,000	1,260,086
El Paso County, TX, Hospital District Refunding Rev., BAM, 4.25%, 2/15/2054	945,000	878,089
El Paso, TX, EP La Privada PFC Residential Development Rev. (Home Essential Function Housing Program, LA Privada Apartments), 4.5%, 6/01/2040	5,115,000	5,258,287

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
El Paso, TX, Water & Sewer Rev., 5.25%, 3/01/2050 (u)	$13,475,000	$14,227,292
EP Cimarron Ventanas, TX, Residential Development Rev. (Lifestyles at Los Paseos), 4.125%, 12/01/2039	1,925,000	1,946,158
Fredericksburg, TX, Independent School District, Unlimited Tax Building, 4%, 2/15/2052 (Prerefunded 2/15/2032)	240,000	260,810
Fredericksburg, TX, Independent School District, Unlimited Tax Building, 4%, 2/15/2052	4,705,000	4,320,480
Galveston, TX, Wharves and Terminal, First Lien Rev., 6%, 8/01/2043	925,000	1,005,432
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5.25%, 8/01/2037	1,025,000	1,114,982
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5.25%, 8/01/2039	900,000	968,487
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5.5%, 8/01/2041	805,000	868,745
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5.5%, 8/01/2043	450,000	477,317
Gray and Roberts Counties, TX, Pampa Independent School District, Unlimited Tax School Building, Texas PSF, 4.125%, 8/15/2058	1,990,000	1,828,629
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/2028	875,000	876,423
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	10,140,000	9,124,333
Harris County, TX, Houston Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	745,000	362,440
Harris County, TX, Houston Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	3,185,000	1,130,033
Houston, TX, Airport System Special Facilities Refunding Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	100,000	100,131
Houston, TX, Airport System Special Facilities Refunding Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	730,000	742,317
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B”, 5.25%, 7/15/2034	5,000,000	5,424,523
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	1,005,000	1,022,711
Houston, TX, Higher Education Finance Corp., University Rev. (Houston Baptist University Project), 3.375%, 10/01/2037	260,000	233,470
Houston, TX, Higher Education Finance Corp., University Rev. (Houston Baptist University Project), 4%, 10/01/2051	880,000	685,047
Houston, TX, Higher Education Finance Corp., University Rev. (Houston Christian University Project), 5.125%, 10/01/2051	325,000	306,444
Houston, TX, Higher Education Finance Corp., University Rev. (Houston Christian University Project), 5.25%, 10/01/2054	890,000	849,529
Hunt County, TX, City of Greenville Electric System Rev., 5.25%, 2/15/2049 (u)	7,450,000	7,765,489
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2038	310,000	316,145
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2043	565,000	563,612
Lavon, TX, Special Assessment Rev. (Elevon Public Improvement District Area #3-5 Project), 5.375%, 9/15/2045	565,000	562,866
Lavon, TX, Special Assessment Rev. (Elevon Public Improvement District Area #3-5 Project), 5.75%, 9/15/2055	1,195,000	1,188,919
Lavon, TX, Special Assessment Rev. (Trails of Lavon Public Improvement District Projects), 5.75%, 9/15/2045	850,000	875,495
Lavon, TX, Special Assessment Rev. (Trails of Lavon Public Improvement District Projects), 6%, 9/15/2054	787,000	807,953
Mesquite, TX, Housing Finance Corp., Multi-Family (Wooded Lake), “A”, FNMA, 4.53%, 2/01/2044	3,176,593	3,179,488
Mesquite, TX, Special Assessment Rev. (Solterra Public Improvement District Improvement Area A-2-A-4 Projects), 5.5%, 9/01/2045	1,000,000	1,001,377
Mesquite, TX, Special Assessment Rev. (Solterra Public Improvement District Improvement Area A-2-A-4 Projects), 5.75%, 9/01/2055	1,300,000	1,284,418
Mission, TX, Economic Development Corp. (Natgasoline Project), 4.625%, 10/01/2031 (n)	3,940,000	3,954,475
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	1,685,000	1,666,422
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 3.375%, 8/15/2029 (n)	455,000	439,407
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2039 (n)	2,625,000	2,614,266
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2049 (n)	1,555,000	1,407,650
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Cumberland Academy), “A”, 5%, 8/15/2040 (n)	3,500,000	3,301,477
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Cumberland Academy), “A”, 5%, 8/15/2050 (n)	5,000,000	4,250,198
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Jubilee Academic Center), 4%, 8/15/2046 (n)	3,040,000	2,472,156
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Bella Vida Forefront Living Project), “A”, 6.5%, 10/01/2055	3,885,000	4,016,160
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Bella Vida Forefront Living Project), “A”, 6.5%, 10/01/2060	945,000	974,570
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Brazos Presbyterian Homes, Inc. Project), 5.375%, 1/01/2055	780,000	777,731
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Brazos Presbyterian Homes, Inc. Project), 5.375%, 1/01/2060	975,000	959,866
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Longhorn Village Project), 5%, 1/01/2042	3,000,000	3,005,805

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2032	$430,000	$410,283
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2037	1,145,000	1,054,838
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2042	925,000	790,844
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2047	1,505,000	1,148,821
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4.25%, 1/01/2057	3,225,000	2,327,680
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 5%, 1/01/2057	2,100,000	1,741,096
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), “A”, 5%, 1/01/2055	1,000,000	841,319
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.375%, 11/15/2036	1,250,000	1,223,909
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2046	835,000	733,430
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2052	960,000	807,681
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 4%, 1/01/2029	200,000	203,010
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2035	1,325,000	1,326,850
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2039	475,000	484,084
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2043	3,630,000	3,632,026
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2049	1,470,000	1,470,081
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2050	565,000	533,659
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2055	1,500,000	1,391,023
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2040	1,125,000	1,203,627
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2055	470,000	461,165
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2060	1,075,000	1,044,576
Peaster, TX, Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2051	3,250,000	2,423,347
Pflugerville, TX, Special Assessment Rev. (Meadowlark Preserve Public Improvement District Project), 4.25%, 9/01/2033	400,000	404,648
Pflugerville, TX, Special Assessment Rev. (Meadowlark Preserve Public Improvement District Project), 5.125%, 9/01/2045	550,000	544,237
Pflugerville, TX, Special Assessment Rev. (Meadowlark Preserve Public Improvement District Project), 5.375%, 9/01/2055	750,000	736,864
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3%, 1/01/2050 (n)	1,940,000	1,308,973
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 10%, 7/01/2026	16,215,000	16,262,011
San Antonio, TX, Electric & Gas Systems Refunding Rev., “D”, 5.25%, 2/01/2054 (u)	5,785,000	6,106,970
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Cedar Ridge Terrace Apartments), “A”, FNMA, 4.45%, 4/01/2043	1,670,000	1,691,330
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Sageland Flats Apartments), “A”, FNMA, 4.55%, 3/01/2043	3,035,000	3,101,546
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family Tax-Exempt (Residences at Pearsall Park), “A”, FNMA, 4.43%, 4/01/2043	1,898,000	1,917,852
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 4%, 7/01/2053	11,230,000	9,747,945
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	1,500,000	1,501,780
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	3,295,000	3,297,937
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Stayton Museum Way), 5.75%, 12/01/2054	16,562,153	14,293,721
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Trinity Terrace Project), 5%, 10/01/2049	1,260,000	1,251,249
Terrell, TX, Special Assessment Rev. (Arboretum Estates Public Improvement District No. 6 Improvement Area No. 1 Project), 6%, 9/15/2045	1,000,000	1,028,171

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Terrell, TX, Special Assessment Rev. (Arboretum Estates Public Improvement District No. 6 Improvement Area No. 1 Project), 6.25%, 9/15/2055	$1,000,000	$1,024,920
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	4,380,000	4,238,257
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	1,765,000	1,685,279
Texas Community Housing & Economic Development Corp., Residential Development Senior Lien Rev. (Agape Helotes), “A-1”, 6.25%, 1/01/2065	10,000,000	9,306,918
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, 4.75%, 1/01/2049 (u)	2,115,000	2,144,463
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, GNMA, 4.75%, 3/01/2049	1,120,000	1,132,155
Texas Rockwall Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2053	2,130,000	1,937,000
Texas SA Energy Acquisition Public Facility Corp., Gas Supply Rev., 5.5%, 8/01/2027	4,000,000	4,131,820
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 5.5%, 8/01/2042	1,595,000	1,749,771
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 5.75%, 8/01/2047	2,275,000	2,453,610
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 6%, 8/01/2054	2,185,000	2,373,267
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	5,725,000	5,771,756
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	520,000	283,416
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	520,000	266,684
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	1,430,000	652,058
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	1,170,000	504,448
Texas Transportation Finance Corp., Subordinate Tier Toll Refunding Rev. (TELA Supported), “A”, 5.5%, 10/01/2055 (u)	4,285,000	4,638,004
White Settlement, TX, Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 4%, 8/15/2052	2,475,000	2,251,139
		$290,637,317
U.S. Virgin Islands – 0.4%
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055	$12,195,000	$12,103,044
Virgin Islands Public Finance Authority, Economic Recovery Fee Rev., Taxable (Frenchman's Reef Hotel Development Project), “B”, 9%, 4/01/2053	5,595,000	5,595,165
Virgin Islands Public Finance Authority, Hotel Occupancy Tax Rev. (Frenchman's Reef Hotel Development Project), “A”, 6%, 4/01/2053 (n)	5,355,000	5,355,964
		$23,054,173
Utah – 1.3%
Arrowhead Springs, UT, Public Infrastructure District (Arrowhead Springs Assessment Area), 5.625%, 12/01/2054	$3,700,000	$3,718,584
Arrowhead Springs, UT, Public Infrastructure District, Limited Tax General Obligation Special Rev., 6%, 3/01/2056	7,500,000	7,468,672
Brook View, UT, Infrastructure Financing District, Special Assessment (Brook View Assessment Area), 6.25%, 12/01/2055	4,512,000	4,506,815
MIDA Mountain Village, UT, Public Infrastructure District, Tax Allocated Rev., “1”, 5.5%, 6/01/2055	2,875,000	2,861,259
MIDA Mountain Village, UT, Public Infrastructure District, Tax Allocated Rev., “1”, 5.75%, 6/01/2060	2,010,000	2,034,495
NWQ Public Infrastructure District, UT, Limited Tax General Obligation, “A”, 6.125%, 3/01/2056	1,800,000	1,807,834
Pine View, UT, Public Infrastructure District No. 2, Special Assessment (Firelight Assessment Area No. 1), 6.25%, 12/01/2055 (w)	3,073,178	3,073,422
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5.5%, 7/01/2053 (u)	8,000,000	8,332,930
Salt Lake County, UT, Copper Rim Infrastructure Financing District, Utah Special Assessment (Copper Rim Assessment Area), 6.125%, 12/01/2054	1,976,475	2,026,582
Sawmill Infrastructure Financing District, UT, Special Assessment Rev. (Sawmill Assessment Area), 6%, 12/01/2054	2,805,816	2,898,251
Utah Charter School Finance Authority, Charter School Rev. (Bridge Elementary Project), “A”, 4%, 6/15/2031 (n)	370,000	358,552
Utah Charter School Finance Authority, Charter School Rev. (Bridge Elementary Project), “A”, 4%, 6/15/2041 (n)	890,000	749,995
Utah Charter School Finance Authority, Charter School Rev. (Bridge Elementary Project), “A”, 4.25%, 6/15/2051 (n)	1,315,000	995,909
Utah Charter School Finance Authority, Charter School Rev. (Lakeview Academy), 5%, 4/15/2045	565,000	577,626
Utah Charter School Finance Authority, Charter School Rev. (Lakeview Academy), 5%, 4/15/2055	1,625,000	1,636,930
Utah Charter School Finance Authority, Charter School Rev. (Lakeview Academy), 5%, 4/15/2060	1,500,000	1,505,451
Utah Charter School Finance Authority, Charter School Rev. (Mountain Sunrise Academy), “A”, 4%, 12/15/2041 (n)	2,770,000	2,287,144
Utah Charter School Finance Authority, Charter School Rev. (Mountain Sunrise Academy), “A”, 4%, 12/15/2051 (n)	4,120,000	2,920,529
Utah Charter School Finance Authority, Charter School Rev. (Mountain Sunrise Academy), “A”, 4%, 12/15/2056 (n)	2,770,000	1,899,865
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2036 (n)	1,530,000	1,529,919
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2046 (n)	1,285,000	1,173,367
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2049	650,000	651,316

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utah – continued
Utah Downtown Revitalization, Public Infrastructure District Sales Tax Rev. (SEG Redevelopment Project), “B”, AGM, 5.5%, 6/01/2055	$1,115,000	$1,191,019
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “G”, GNMA, 4.5%, 7/21/2049	786,256	788,388
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “H”, GNMA, 4.5%, 8/21/2049	470,783	472,048
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 4%, 9/21/2049	731,309	720,899
Utah Housing Corp., Tax-Exempt Mortgage-Backed Securities, “G”, GNMA, 3.5%, 2/21/2050	1,090,881	1,033,980
Wakara Ridge, UT, Public Infrastructure District, Special Assessment (Wakara Ridge Assessment Area), 5.625%, 12/01/2054	3,803,021	3,870,657
Washington County, UT, Black Desert Public Infrastructure District (Assessment Area No. 1), 5.625%, 12/01/2053	8,523,200	8,570,978
		$71,663,416
Vermont – 0.2%
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028) (n)	$2,445,000	$2,483,967
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “A-2”, 4.375%, 6/01/2052 (Put Date 6/01/2032)	945,000	966,027
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.625%, 6/15/2029	145,000	144,983
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.75%, 6/15/2030	160,000	160,068
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2033	145,000	145,160
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2034	160,000	160,176
Vermont Student Assistance Corp., Education Loan Rev., “A”, 2.375%, 6/15/2039	790,000	737,613
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.375%, 6/15/2040	1,170,000	1,156,949
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	755,000	663,456
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4%, 6/15/2047	1,740,000	1,439,906
		$8,058,305
Virginia – 0.9%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027 (Put Date 4/01/2027)	$440,000	$431,163
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), “A”, 5%, 10/01/2052	3,375,000	3,379,150
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (United Methodist Homes of Williamsburg, Inc.), “A”, 4%, 6/01/2041	1,230,000	1,108,618
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (United Methodist Homes of Williamsburg, Inc.), “A”, 4%, 6/01/2047	2,055,000	1,643,255
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (Williamsburg Landing), “A”, 6.75%, 12/01/2053	855,000	921,589
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (Williamsburg Landing), “A”, 6.875%, 12/01/2058	2,185,000	2,361,555
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2028 (n)	475,000	479,727
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037 (n)	1,105,000	1,117,049
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045 (n)	3,215,000	2,985,017
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	1,905,000	1,886,001
Prince William County, VA, Cherry Hill Community Development Authority (Potomac Shores Project), 5.4%, 3/01/2045 (n)	1,765,000	1,766,264
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), 7%, 9/01/2053	3,700,000	4,063,696
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “A”, 6.5%, 9/01/2043	1,320,000	1,460,070
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “A”, 7%, 9/01/2059	5,515,000	6,029,843
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2030 (n)	2,810,000	2,626,839
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	2,590,000	2,261,662
Virginia Small Business Financing Authority Rev., 5%, 6/01/2047	1,500,000	1,453,240
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2040	3,000,000	3,017,436
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2045	1,965,000	1,815,977

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Virginia – continued
Virginia Small Business Financing Authority Rev. (Pinnacle Living), 5%, 6/01/2052	$6,085,000	$5,697,232
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Lifespire of Virginia), 5.5%, 12/01/2054	1,080,000	1,109,360
Virginia Small Business Financing Authority, Solid Water Disposal Rev. (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	715,000	697,313
		$48,312,056
Washington – 2.1%
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	$12,345,000	$12,297,343
Grays Harbor County, WA, Public Hospital District No. 2, General Obligation Refunding, 5%, 12/15/2033	2,675,000	2,749,978
Grays Harbor County, WA, Public Hospital District No. 2, General Obligation Refunding, 5%, 12/15/2038	3,415,000	3,462,866
Grays Harbor County, WA, Public Hospital District No. 2, General Obligation Refunding, 5%, 12/15/2048	6,565,000	6,057,337
Kalispel Tribe of Indians, WA, Priority Distribution Rev., “A”, 5.25%, 1/01/2038 (n)	2,500,000	2,551,172
Kalispel Tribe of Indians, WA, Priority Distribution Rev., “B”, 5%, 1/01/2032 (n)	700,000	714,902
Kalispel Tribe of Indians, WA, Priority Distribution Rev., “B”, 5.25%, 1/01/2038 (n)	900,000	918,422
King County, WA, Housing Authority, Housing Refunding Rev., 5.375%, 7/01/2045	1,845,000	1,935,647
Port of Seattle, WA, Industrial Development Corp., Special Facilities Rev. (Delta Airlines, Inc.), 5%, 4/01/2030	4,000,000	4,001,102
Seattle, WA, Port Intermediate Lien Refunding Rev., “B”, 4%, 8/01/2047	1,460,000	1,309,416
Vancouver, WA, Housing Authority, Multi-Family Rev., (Esther Short Project), 4.5%, 10/01/2042	785,000	805,837
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Emerald Heights Project), “A”, 5%, 7/01/2043	920,000	944,321
Washington State Housing Finance Commission, Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2041 (n)	2,000,000	2,000,161
Washington State Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	560,000	574,747
Washington State Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 4%, 8/15/2042	4,925,000	4,732,868
Washington State Housing Finance Commission, Multi-Family Mortgage-Backed (Camas Flats Apartments Project), “A”, FNMA, 4.55%, 8/01/2043	795,000	811,908
Washington State Housing Finance Commission, Municipal Certificates, “A”, 4.084%, 3/01/2050	2,895,251	2,851,549
Washington State Housing Finance Commission, Municipal Certificates, “X”, 0.727%, 12/20/2035	63,388,016	2,347,163
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Emerald Heights Project), “A”, 5%, 7/01/2048	810,000	806,901
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2038 (n)	830,000	702,085
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2048 (n)	1,420,000	1,046,224
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2053 (n)	1,375,000	963,062
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Horizon House Project), “A”, 6.25%, 1/01/2056	11,890,000	11,919,636
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Horizon House Project), “A”, 6.25%, 1/01/2061	10,350,000	10,326,137
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2033 (n)	225,000	227,885
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2038 (n)	325,000	326,995
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2048 (n)	450,000	414,757
Washington State Housing Finance Commission, Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036 (n)	2,460,000	2,478,360
Washington State Housing Finance Commission, Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046 (n)	4,675,000	4,416,056
Washington State Housing Finance Commission, Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051 (n)	2,970,000	2,707,072
Washington State Housing Finance Commission, Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2036 (n)	1,000,000	1,002,306
Washington State Housing Finance Commission, Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2046 (n)	2,385,000	2,184,415
Washington State Housing Finance Commission, Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2051 (n)	3,635,000	3,219,721
Washington State Housing Finance Commission, Nonprofit Refunding Rev. (Seattle Academy of Arts and Sciences Project), 6.375%, 7/01/2063 (n)	2,590,000	2,768,395
Washington State Housing Finance Commission, Nonprofit Rev. (Blakeley & Laurel Villages Portfolio), “A”, 5.5%, 7/01/2050	2,500,000	2,479,766
Washington State Housing Finance Commission, Nonprofit Rev. (Blakeley & Laurel Villages Portfolio), “A”, 5.75%, 7/01/2060	6,260,000	6,287,448
Washington State Housing Finance Commission, Nonprofit Rev. (Blakeley & Laurel Villages Portfolio), “A”, BAM, 5.25%, 7/01/2055	1,865,000	1,866,558
Washington State Housing Finance Commission, Nonprofit Rev. (Blakeley & Laurel Villages Portfolio), “A”, BAM, 5.25%, 7/01/2064	2,685,000	2,650,600
Whatcom County, WA, Public Utility District No. 1, Limited Tax General Obligation (Private Activity), “A”, BAM, 5.5%, 12/01/2042	515,000	561,993
Whatcom County, WA, Public Utility District No. 1, Limited Tax General Obligation (Private Activity), “A”, BAM, 5.5%, 12/01/2044	550,000	588,040
		$111,011,151

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
West Virginia – 0.5%
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), “A”, 4.125%, 6/01/2043 (n)	$1,390,000	$1,269,582
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), “A”, 7%, 6/01/2043 (n)	829,000	873,650
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), “B”, 4.875%, 6/01/2043 (n)	3,415,000	3,415,503
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), Convertible Capital Appreciation, “B”, 0% to 6/01/2043, 8% to 6/01/2053 (n)	12,717,000	2,814,320
Ohio County, WV, County Commission Tax Increment Refunding & Improvement Rev. (Highlands Project), 5.25%, 6/01/2044	300,000	304,725
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Commercial Metals Co. Project), 4.625%, 4/15/2055 (Put Date 5/15/2032)	3,665,000	3,747,987
West Virginia Economic Development Authority, Solid Waste Disposal Facility Rev. (Core Natural Resources, Inc. Project), 5.45%, 1/01/2055 (Put Date 3/27/2035)	4,010,000	4,376,424
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2038	1,160,000	1,194,615
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2039	350,000	359,210
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, AGM, 4%, 6/01/2051	6,660,000	5,867,250
West Virginia Housing Development Fund, “A”, FHA, 3.75%, 11/01/2038	585,000	586,541
		$24,809,807
Wisconsin – 6.9%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2032	$725,000	$588,222
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2033	1,105,000	862,687
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2034	1,050,000	786,264
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2035	1,580,000	1,127,620
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2036	1,620,000	1,098,743
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2038	2,845,000	1,737,785
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2039	3,095,000	1,787,977
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2040	1,340,000	731,145
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2032	740,000	600,392
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2033	710,000	554,305
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2034	655,000	490,479
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2035	840,000	599,494
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2036	815,000	552,763
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2037	815,000	524,633
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2038	840,000	513,089
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2039	790,000	456,382
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2040	195,000	106,398
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 4.375%, 8/01/2027 (a)(d)	100,000	55,000
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2027 (a)(d)	1,520,000	836,000
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2032 (a)(d)	2,315,000	1,273,250
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2037 (a)(d)	1,265,000	695,750
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2039 (a)(d)	1,315,000	723,250
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2036	530,000	525,810
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2036	800,000	793,676
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2041	770,000	724,977
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2045	650,000	561,800
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5%, 6/01/2037	1,110,000	1,120,787
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5%, 6/01/2041	1,910,000	1,909,063
Wisconsin Health & Educational Facilities Authority Rev. (Cedar Crest, Inc. Project), 5.125%, 4/01/2057	13,945,000	12,151,737
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	675,000	675,940
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 4.75%, 3/15/2043	465,000	440,513
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 5%, 3/15/2053	460,000	417,625
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2037	2,665,000	2,629,725

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2047	$4,540,000	$3,798,645
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2057	6,015,000	4,683,940
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), 5.25%, 2/01/2043	4,870,000	4,735,580
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), “A”, 5.125%, 2/01/2038	5,110,000	5,016,683
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2039	1,060,000	1,075,322
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2046	1,995,000	1,868,081
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2054	11,510,000	10,357,066
Wisconsin Housing & Economic Development Authority, Home Ownership Rev., “D”, 4%, 3/01/2047	1,925,000	1,941,104
Wisconsin Public Finance Authority Rev. (Kahala Nui Project), 5.25%, 11/15/2050	890,000	906,021
Wisconsin Public Finance Authority Rev. (Kahala Nui Project), 5.25%, 11/15/2055	765,000	774,945
Wisconsin Public Finance Authority Rev. (Kahala Nui Project), 5.25%, 11/15/2061	1,290,000	1,301,111
Wisconsin Public Finance Authority Rev. (McLemore Hotel & Conference Center), “B”, 6.5%, 6/01/2056 (n)	6,165,000	4,685,400
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2047	360,000	320,529
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2052	490,000	419,435
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2030 (n)	600,000	616,143
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	2,805,000	2,807,761
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2040 (Prerefunded 4/01/2030) (n)	95,000	104,151
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2040 (n)	1,055,000	1,065,009
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2042 (n)	1,000,000	899,913
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.875%, 4/01/2045	3,780,000	3,780,124
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2050 (Prerefunded 4/01/2030) (n)	100,000	109,633
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2050 (n)	1,900,000	1,760,530
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2052 (n)	1,950,000	1,540,204
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2052 (Prerefunded 4/01/2032) (n)	105,000	112,939
Wisconsin Public Finance Authority Rev., Bluehub Loan Fund (Sustainability Bonds), “B”, 4.5%, 7/01/2044	1,105,000	1,107,437
Wisconsin Public Finance Authority, Affordable Housing Multi-Family Certificates, “B-1”, 7.125%, 7/25/2034	5,115,000	5,353,616
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2035	1,295,000	1,416,121
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2038	1,140,000	1,214,200
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.25%, 7/01/2053	1,000,000	960,002
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	17,855,000	17,861,442
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “C”, 5%, 7/01/2042	2,870,000	2,871,035
Wisconsin Public Finance Authority, Charter School Rev. (Alamance Community School Project), “A”, 4.25%, 6/15/2031 (n)	170,000	169,291
Wisconsin Public Finance Authority, Charter School Rev. (Alamance Community School Project), “A”, 5%, 6/15/2041 (n)	515,000	498,738
Wisconsin Public Finance Authority, Charter School Rev. (Alamance Community School Project), “A”, 6.5%, 6/15/2043	1,030,000	1,099,022
Wisconsin Public Finance Authority, Charter School Rev. (Alamance Community School Project), “A”, 5%, 6/15/2051 (n)	930,000	800,783
Wisconsin Public Finance Authority, Charter School Rev. (Alamance Community School Project), “A”, 7%, 6/15/2053	1,105,000	1,175,973
Wisconsin Public Finance Authority, Charter School Rev. (Alamance Community School Project), “A”, 5%, 6/15/2056 (n)	900,000	757,576
Wisconsin Public Finance Authority, Charter School Rev. (Alamance Community School Project), “A”, 7%, 6/15/2058	1,400,000	1,477,371
Wisconsin Public Finance Authority, Charter School Rev. (Eno River Academy Project), “A”, 4%, 6/15/2030 (n)	375,000	375,281
Wisconsin Public Finance Authority, Charter School Rev. (Eno River Academy Project), “A”, 5%, 6/15/2040 (n)	815,000	819,324
Wisconsin Public Finance Authority, Charter School Rev. (Eno River Academy Project), “A”, 5%, 6/15/2054 (n)	1,380,000	1,260,948
Wisconsin Public Finance Authority, Charter School Rev. (Foundation Academy Charter School Project), 5%, 7/01/2055	2,000,000	1,816,777
Wisconsin Public Finance Authority, Charter School Rev. (Foundation Academy Charter School Project), 5%, 7/01/2060	675,000	601,512
Wisconsin Public Finance Authority, Charter School Rev. (North East Carolina Preparatory School Project), “A”, 4.25%, 6/15/2034	1,000,000	1,028,673
Wisconsin Public Finance Authority, Charter School Rev. (North East Carolina Preparatory School Project), “A”, 5%, 6/15/2044	1,000,000	999,328
Wisconsin Public Finance Authority, Charter School Rev. (North East Carolina Preparatory School Project), “A”, 5.25%, 6/15/2054	725,000	717,686
Wisconsin Public Finance Authority, Charter School Rev. (Rocketship Tennessee Obligated Group - Issue No. 1), “A”, 5.75%, 6/01/2045	1,000,000	994,486
Wisconsin Public Finance Authority, Charter School Rev. (Rocketship Tennessee Obligated Group - Issue No. 1), “A”, 6%, 6/01/2055	1,320,000	1,296,541
Wisconsin Public Finance Authority, Charter School Rev. (Rocketship Tennessee Obligated Group - Issue No. 1), “A”, 6%, 6/01/2060	1,250,000	1,220,150

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority, Charter School Rev. (Unity Classical Charter School; A Challenge Foundation Academy), 5.75%, 7/01/2033 (n)	$485,000	$507,696
Wisconsin Public Finance Authority, Charter School Rev. (Unity Classical Charter School; A Challenge Foundation Academy), 6.625%, 7/01/2043 (n)	1,000,000	1,026,910
Wisconsin Public Finance Authority, Charter School Rev. (Unity Classical Charter School; A Challenge Foundation Academy), 6.875%, 7/01/2053 (n)	1,650,000	1,676,375
Wisconsin Public Finance Authority, Charter School Rev. (Unity Classical Charter School; A Challenge Foundation Academy), 7%, 7/01/2058 (n)	1,130,000	1,148,378
Wisconsin Public Finance Authority, Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2039	285,000	290,806
Wisconsin Public Finance Authority, Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2049	1,265,000	1,217,946
Wisconsin Public Finance Authority, Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2053	580,000	551,070
Wisconsin Public Finance Authority, Education Refunding Rev. (Pinecrest Academy of Nevada - Sloan Canyon Campus Project), “A”, 4.5%, 7/15/2053 (n)	715,000	617,787
Wisconsin Public Finance Authority, Education Rev. (Master Academy of Nevada-Cactus Park Campus Project), “A”, 6%, 12/15/2045	385,000	398,988
Wisconsin Public Finance Authority, Education Rev. (Master Academy of Nevada-Cactus Park Campus Project), “A”, 6%, 12/15/2055	590,000	604,953
Wisconsin Public Finance Authority, Education Rev. (Master Academy of Nevada-Cactus Park Campus Project), “A”, 6.125%, 12/15/2060	625,000	643,702
Wisconsin Public Finance Authority, Education Rev. (Mountain Island Charter School), 5%, 7/01/2037	665,000	665,291
Wisconsin Public Finance Authority, Education Rev. (Mountain Island Charter School), 5%, 7/01/2047	1,015,000	959,900
Wisconsin Public Finance Authority, Education Rev. (Signature Preparatory), “A”, 5%, 6/15/2041 (n)	1,945,000	1,865,818
Wisconsin Public Finance Authority, Education Rev. (Signature Preparatory), “A”, 5%, 6/15/2051 (n)	2,435,000	2,122,149
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5%, 6/15/2042	520,000	515,099
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5.5%, 6/15/2050	660,000	638,267
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5.25%, 6/15/2052	735,000	684,561
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5.5%, 6/15/2055	955,000	921,401
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5.375%, 6/15/2057	705,000	660,981
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5.5%, 6/15/2062	1,750,000	1,655,676
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5.25%, 6/15/2065	740,000	674,058
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5.4%, 6/15/2065	500,000	466,970
Wisconsin Public Finance Authority, Education Rev. (Wilson Preparatory Academy), “A”, 4.125%, 6/15/2029 (n)	270,000	267,926
Wisconsin Public Finance Authority, Education Rev. (Wilson Preparatory Academy), “A”, 5%, 6/15/2039 (n)	500,000	494,035
Wisconsin Public Finance Authority, Education Rev. (Wilson Preparatory Academy), “A”, 5%, 6/15/2049 (n)	1,100,000	973,370
Wisconsin Public Finance Authority, Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2033 (n)	560,000	571,481
Wisconsin Public Finance Authority, Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2048 (n)	8,865,000	8,254,213
Wisconsin Public Finance Authority, Educational Facility Rev. (Cornerstone Charter Academy), 5%, 2/01/2054	900,000	850,954
Wisconsin Public Finance Authority, Educational Facility Rev. (Cornerstone Charter Academy), 5%, 2/01/2064	1,310,000	1,210,088
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Appalachian Regional Healthcare System Obligated Group), “A”, 5%, 7/01/2039	500,000	511,045
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Appalachian Regional Healthcare System Obligated Group), “A”, 4%, 7/01/2046	2,200,000	1,756,601
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Blue Ridge Healthcare), “A”, 4%, 1/01/2045	715,000	658,932
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030 (n)	920,000	920,736
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038 (n)	1,215,000	1,215,574
Wisconsin Public Finance Authority, Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	595,000	579,145
Wisconsin Public Finance Authority, Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	650,000	588,986
Wisconsin Public Finance Authority, Hospital Rev. (Renown Regional Medical Center Project), “A”, 5.5%, 6/01/2055	12,100,000	12,590,241
Wisconsin Public Finance Authority, Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2036 (n)	2,040,000	1,986,926
Wisconsin Public Finance Authority, Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2041 (n)	1,860,000	1,673,277
Wisconsin Public Finance Authority, Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2051 (n)	5,480,000	4,181,190

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority, Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2056 (n)	$2,665,000	$1,973,379
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	22,105,000	17,684,000
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	5,730,000	5,157,000
Wisconsin Public Finance Authority, Multi-Family Affordable Housing Certificates (Dominium Holdings I), “B-1”, 6.81%, 4/28/2036	7,245,000	7,501,372
Wisconsin Public Finance Authority, Multi-Family Housing Rev. (Foothill Affordable Housing Foundation-Elliot Baymeadows Apartments Project), “A”, 7.125%, 7/01/2065 (Put Date 1/01/2036)	5,295,000	5,221,863
Wisconsin Public Finance Authority, Multi-Family Housing Rev. (Promenade Apartments), 6.25%, 2/01/2039 (n)	3,185,000	3,261,313
Wisconsin Public Finance Authority, Municipal Certificates, “B-1”, 4%, 12/28/2044 (n)	13,297,280	10,807,733
Wisconsin Public Finance Authority, Retirement Communities Rev. (ACTS Retirement-Life Communities, Inc. Obligated Group), “A”, 5%, 11/15/2041	1,115,000	1,160,825
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (Galloway Ridge Project), “A”, 6.875%, 1/01/2043	5,100,000	5,293,573
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (Southminister), 5%, 10/01/2048	5,840,000	5,539,851
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2041	265,000	260,347
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2046	360,000	319,828
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2051	1,010,000	858,759
Wisconsin Public Finance Authority, Retirement Facilities Rev. (Penick Village), 5%, 9/01/2039 (n)	770,000	780,906
Wisconsin Public Finance Authority, Retirement Facilities Rev. (Penick Village), 5%, 9/01/2049 (n)	2,905,000	2,678,906
Wisconsin Public Finance Authority, Retirement Facilities Rev. (Penick Village), 5%, 9/01/2054 (n)	1,365,000	1,234,264
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 6/30/2060	4,420,000	4,577,385
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	7,925,000	8,195,300
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037 (n)	2,415,000	2,449,968
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042 (n)	5,000,000	5,035,769
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047 (n)	5,280,000	5,264,917
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052 (n)	11,250,000	10,924,337
Wisconsin Public Finance Authority, Senior Secured Rev. (McLemore Hotel & Conference Center), “A”, 4.5%, 6/01/2056 (n)	17,295,000	12,192,975
Wisconsin Public Finance Authority, Special Facility Convertible Rev. (Million Air Three General Aviation Facilities Project), “B”, 7%, 9/01/2054	900,000	953,891
Wisconsin Public Finance Authority, Special Facility Rev. (Million Air Three LLC General Aviation Facilities Project), “A”, 6.25%, 9/01/2046	435,000	447,941
Wisconsin Public Finance Authority, Special Facility Rev. Taxable (Million Air Three LLC General Aviation Facilities Project), “A”, 9.25%, 9/01/2055	7,500,000	7,040,117
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (Aggie Apartment Life Holding Corp II LLC Project), “A”, 5.25%, 6/01/2054	2,230,000	2,239,107
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (Campus Real Estate Holding Corp. LLC Project), “A”, 5.5%, 6/01/2055	200,000	202,006
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (KSU Bixby Real Estate Foundation LLC Project), “A”, 5.25%, 6/15/2050	420,000	423,978
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (KSU Bixby Real Estate Foundation LLC Project), “B”, 5.25%, 6/15/2045	220,000	222,005
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (KSU Bixby Real Estate Foundation LLC Project), “B”, 5.5%, 6/15/2055	305,000	306,797
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (NC A&T Real Estate Foundation LLC Project), “A”, 5%, 6/01/2049	3,525,000	3,362,928

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority, Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	$520,000	$527,737
Wisconsin Public Finance Authority, Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2045	995,000	924,367
Wisconsin Public Finance Authority, Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2050	855,000	752,790
Wisconsin Public Finance Authority, Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2055	965,000	826,776
Wisconsin Public Finance Authority, Student Housing Rev. (Campus Real Estate Holding Corp. LLC Project), “A”, 5.25%, 6/01/2045	370,000	373,816
Wisconsin Public Finance Authority, Student Housing Rev. (CHF - Wilmington LLC - University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2053	3,065,000	3,058,993
Wisconsin Public Finance Authority, Student Housing Rev. (KSU Bixby Real Estate Foundation LLC Project), “A”, 5.25%, 6/15/2055	825,000	826,884
Wisconsin Public Finance Authority, Student Housing Rev. (KSU Bixby Real Estate Foundation LLC Project), “C”, 5%, 6/15/2035	475,000	494,156
Wisconsin Public Finance Authority, Student Housing Rev. (KSU Bixby Real Estate Foundation LLC Project), “C”, 5.5%, 6/15/2045	710,000	705,636
Wisconsin Public Finance Authority, Student Housing Rev. (KSU Bixby Real Estate Foundation LLC Project), “C”, 5.75%, 6/15/2055	435,000	425,894
Wisconsin Public Finance Authority, Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2034	2,380,000	2,465,079
Wisconsin Public Finance Authority, Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2044	1,770,000	1,756,578
Wisconsin Public Finance Authority, Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2049	3,470,000	3,310,456
Wisconsin Public Finance Authority, Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2041 (n)	365,000	315,441
Wisconsin Public Finance Authority, Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2051 (n)	1,835,000	1,364,938
Wisconsin Public Finance Authority, Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2061 (n)	2,155,000	1,511,560
Wisconsin Public Finance Authority, Student Housing Rev. (Western Carolina University Project), 5.25%, 7/01/2047	2,480,000	2,411,589
Wisconsin Public Finance Authority, Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 4.85%, 7/01/2031 (n)	365,000	344,929
Wisconsin Public Finance Authority, Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 5.35%, 7/01/2040 (n)	1,575,000	1,292,604
Wisconsin Public Finance Authority, Texas Infrastructure Program Improvement & Refunding Rev. (Astro Texas Land Projects), 5%, 12/15/2036	2,381,260	2,380,956
Wisconsin Public Finance Authority, Texas Infrastructure Program Improvement & Refunding Rev. (Astro Texas Land Projects), Capital Appreciation, 0%, 12/15/2037	2,412,000	1,244,837
Wisconsin Public Finance Authority, Texas Infrastructure Program Tax-Exempt Rev., Capital Appreciation (Heritage Bend Project), 0%, 12/15/2042	17,500,000	5,425,528
		$367,341,249
Total Municipal Bonds (Identified Cost, $5,449,330,908)		$5,203,848,535
Other Municipal Bonds – 0.7%
Multi-Family Housing Revenue – 0.7%
Affordable Housing Opportunities Trust Certificates, AH-01, “A”, 3.528%, 5/01/2039 (n)	$8,065,000	$6,952,499
Affordable Housing Pass-Thru Trust Certificates, 6%, 10/05/2040	9,919,205	10,024,500
Freddie Mac, 4.615%, 8/25/2041	9,253,003	9,523,342
FRETE 2021-ML10 Trust, “X-CA”, FHLMC, 1.518%, 6/25/2038 (i)(n)	28,933,793	2,979,055
FRETE 2021-ML10 Trust, “X-US”, FHLMC, 2.06%, 1/25/2038 (i)(n)	27,344,871	3,745,356
FRETE 2021-ML12 Trust, “X-US”, FHLMC, 1.227%, 7/25/2041 (i)(n)	16,910,210	1,476,160
FRETE 2022-ML13 Trust, “X-CA”, 0.959%, 7/25/2036 (i)	35,669,793	1,911,444
Total Other Municipal Bonds (Identified Cost, $36,065,888)		$36,612,356
Bonds – 0.5%
Medical & Health Technology & Services – 0.1%
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	$2,215,000	$2,249,368

MFS Municipal High Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.4%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	$8,338,000	$8,319,576
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)	1,149,000	1,084,651
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	2,923,000	2,543,449
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2033 (n)	4,735,000	2,940,483
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	18,908,415	6,530,967
		$21,419,126
Total Bonds (Identified Cost, $29,814,552)		$23,668,494
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $5,823,949)	$10,217,454	$6,692,432
Escrow Interests (e) – 0.0%
Healthcare Revenue - Long Term Care – 0.0%
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.) (a)	$900,000	$200,700
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.) (a)	1,000,000	223,000
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A” (a)	2,070,000	461,610
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A” (a)	2,070,000	461,610
Total Escrow Interests (Identified Cost, $1,346,920)		$1,346,920
Preferred Stocks – 0.0%
Utilities - Electric Power – 0.0%
AES Guayama Holdings B.V. (a) (Identified Cost, $171,332)	65,897	$659
Mutual Funds (h) – 2.5%
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 3.73% (v) (Identified Cost, $135,257,853)	135,244,508	$135,271,557
Other Assets, Less Liabilities – (1.4)%		(76,551,696)
Net Assets – 100.0%		$5,330,889,257

(a)	Non-income producing security.
(d)	In default.
(e)
Escrow interests represent beneficial interests in liquidation proceedings. The interests cannot be sold and the amount and timing of related future payments, if any, cannot be predicted with certainty.

(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $135,271,557 and
$5,272,169,396, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$914,892,421, representing 17.2% of net assets.

(q)	Interest received was less than stated coupon rate.
(r)	Scheduled interest payment was not received. Coupon payments are paid at the election of the issuer and any unpaid amounts are accumulated.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

MFS Municipal High Income Fund
Portfolio of Investments – continued

Restricted Securities	Acquisition Date	Cost	Value
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 7/01/2032	10/08/2020	$1,800,000	$25,313
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039	5/25/2017-6/01/2018	11,564,858	128,306
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 12/01/2039	7/26/2019	10,988,623	126
California School Finance Authority, Charter School Rev. (Downtown College Prep - Obligated Group), 5%, 6/01/2046	4/22/2016	1,330,671	795,000
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035	2/04/2021	10,093,650	8,027,215
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035	2/04/2021	4,116,404	3,273,668
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035	12/16/2013-8/29/2018	4,107,647	3,266,704
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/15/2035	11/15/2017	3,747,574	2,980,862
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035	2/04/2021	2,580,845	2,052,484
Total Restricted Securities			$20,549,678
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 1/31/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $5,522,553,549)	$5,272,169,396
Investments in affiliated issuers, at value (identified cost, $135,257,853)	135,271,557
Cash	276,488
Receivables for
Investments sold	3,045,481
Fund shares sold	10,277,743
Interest and dividends	57,748,206
Receivable for floating rate certificates issued	5,000,000
Other assets	12,208
Total assets	$5,483,801,079
Liabilities
Payables for
Distributions	$2,695,091
When-issued investments purchased	18,532,166
Fund shares reacquired	9,861,648
Interest expense and fees	859,169
Payable to the holders of the floating rate certificates	119,536,574
Payable to affiliates
Investment adviser	48,579
Administrative services fee	4,793
Shareholder servicing costs	1,019,635
Distribution and service fees	3,605
Payable for independent Trustees' compensation	11
Accrued expenses and other liabilities	350,551
Total liabilities	$152,911,822
Net assets	$5,330,889,257
Net assets consist of
Paid-in capital	$5,912,801,305
Total distributable earnings (loss)	(581,912,048)
Net assets	$5,330,889,257
Shares of beneficial interest outstanding	715,128,514

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,791,015,203	240,150,805	$7.46
Class B	341,579	45,753	7.47
Class C	43,711,548	5,854,821	7.47
Class I	2,326,088,641	312,082,380	7.45
Class R6	1,169,732,286	156,994,755	7.45

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $7.79 [100 / 95.75 x $7.46]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.

See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 1/31/26 Net investment income (loss)
Income
Interest	$249,441,139
Dividends from affiliated issuers	5,108,984
Other	527
Total investment income	$254,550,650
Expenses
Management fee	$26,123,682
Distribution and service fees	512,019
Shareholder servicing costs	3,331,560
Administrative services fee	554,014
Independent Trustees' compensation	104,669
Custodian fee	411,038
Shareholder communications	133,431
Audit and tax fees	83,239
Legal fees	320,057
Interest expense and fees	3,730,208
Miscellaneous	380,036
Total expenses	$35,683,953
Fees paid indirectly	(2,218)
Reduction of expenses by investment adviser and distributor	(3,339,543)
Net expenses	$32,342,192
Net investment income (loss)	$222,208,458
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(31,503,879)
Affiliated issuers	(2,603)
Net realized gain (loss)	$(31,506,482)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(3,116,577)
Affiliated issuers	(14,330)
Net unrealized gain (loss)	$(3,130,907)
Net realized and unrealized gain (loss)	$(34,637,389)
Change in net assets from operations	$187,571,069
See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	1/31/26	1/31/25
Change in net assets
From operations
Net investment income (loss)	$222,208,458	$188,245,768
Net realized gain (loss)	(31,506,482)	(33,972,429)
Net unrealized gain (loss)	(3,130,907)	142,159,881
Change in net assets from operations	$187,571,069	$296,433,220
Total distributions to shareholders	$(219,226,098)	$(189,449,416)
Change in net assets from fund share transactions	$617,772,021	$333,477,301
Total change in net assets	$586,116,992	$440,461,105
Net assets
At beginning of period	4,744,772,265	4,304,311,160
At end of period	$5,330,889,257	$4,744,772,265
See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$7.51	$7.32	$7.44	$8.42	$8.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.32	$0.30	$0.28	$0.26
Net realized and unrealized gain (loss)	(0.06)	0.19	(0.10)	(0.97)	(0.21)
Total from investment operations	$0.27	$0.51	$0.20	$(0.69)	$0.05
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.32)	$(0.32)	$(0.29)	$(0.25)
Net asset value, end of period (x)	$7.46	$7.51	$7.32	$7.44	$8.42
Total return (%) (r)(s)(t)(x)	3.79	7.07	2.87	(8.11)	0.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	0.70	0.68	0.67	0.63
Expenses after expense reductions (f)	0.66	0.60	0.60	0.62	0.62
Net investment income (loss)	4.45	4.25	4.20	3.67	2.94
Portfolio turnover rate	9	12	13	18	17
Net assets at end of period (000 omitted)	$1,791,015	$1,779,818	$1,539,740	$1,585,048	$2,066,744
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.58	0.58	0.58	0.60	0.61

See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Highlights - continued
Class B	Year ended
	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$7.52	$7.33	$7.45	$8.42	$8.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.26	$0.25	$0.22	$0.19
Net realized and unrealized gain (loss)	(0.05)	0.19	(0.10)	(0.95)	(0.21)
Total from investment operations	$0.22	$0.45	$0.15	$(0.73)	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.26)	$(0.27)	$(0.24)	$(0.19)
Net asset value, end of period (x)	$7.47	$7.52	$7.33	$7.45	$8.42
Total return (%) (r)(s)(t)(x)	3.03	6.29	2.11	(8.67)	(0.28)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	1.70	1.68	1.67	1.63
Expenses after expense reductions (f)	1.41	1.35	1.35	1.37	1.37
Net investment income (loss)	3.70	3.52	3.44	2.89	2.21
Portfolio turnover rate	9	12	13	18	17
Net assets at end of period (000 omitted)	$342	$795	$1,642	$2,792	$5,096
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.33	1.33	1.33	1.35	1.36

Class C	Year ended
	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$7.52	$7.33	$7.45	$8.42	$8.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.24	$0.23	$0.20	$0.17
Net realized and unrealized gain (loss)	(0.05)	0.20	(0.10)	(0.95)	(0.21)
Total from investment operations	$0.20	$0.44	$0.13	$(0.75)	$(0.04)
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.25)	$(0.25)	$(0.22)	$(0.17)
Net asset value, end of period (x)	$7.47	$7.52	$7.33	$7.45	$8.42
Total return (%) (r)(s)(t)(x)	2.77	6.01	1.85	(8.90)	(0.53)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	1.70	1.68	1.67	1.63
Expenses after expense reductions (f)	1.66	1.60	1.60	1.62	1.62
Net investment income (loss)	3.45	3.26	3.20	2.65	1.95
Portfolio turnover rate	9	12	13	18	17
Net assets at end of period (000 omitted)	$43,712	$59,643	$71,836	$92,366	$148,124
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.58	1.58	1.58	1.60	1.61

See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Highlights - continued
Class I	Year ended
	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$7.51	$7.32	$7.44	$8.41	$8.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.32	$0.30	$0.28	$0.25
Net realized and unrealized gain (loss)	(0.07)	0.19	(0.10)	(0.96)	(0.21)
Total from investment operations	$0.26	$0.51	$0.20	$(0.68)	$0.04
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.32)	$(0.32)	$(0.29)	$(0.25)
Net asset value, end of period (x)	$7.45	$7.51	$7.32	$7.44	$8.41
Total return (%) (r)(s)(t)(x)	3.64	7.07	2.86	(8.01)	0.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	0.70	0.68	0.67	0.63
Expenses after expense reductions (f)	0.66	0.60	0.60	0.62	0.62
Net investment income (loss)	4.45	4.25	4.19	3.64	2.94
Portfolio turnover rate	9	12	13	18	17
Net assets at end of period (000 omitted)	$2,326,089	$2,029,265	$1,835,036	$1,832,629	$2,792,475
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.58	0.58	0.58	0.60	0.61

Class R6	Year ended
	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$7.51	$7.32	$7.43	$8.41	$8.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.32	$0.31	$0.28	$0.26
Net realized and unrealized gain (loss)	(0.06)	0.20	(0.10)	(0.96)	(0.21)
Total from investment operations	$0.27	$0.52	$0.21	$(0.68)	$0.05
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.33)	$(0.32)	$(0.30)	$(0.26)
Net asset value, end of period (x)	$7.45	$7.51	$7.32	$7.43	$8.41
Total return (%) (r)(s)(t)(x)	3.73	7.16	3.09	(8.06)	0.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64	0.62	0.59	0.58	0.54
Expenses after expense reductions (f)	0.57	0.52	0.52	0.54	0.53
Net investment income (loss)	4.53	4.34	4.28	3.71	3.01
Portfolio turnover rate	9	12	13	18	17
Net assets at end of period (000 omitted)	$1,169,732	$875,251	$856,058	$910,932	$1,802,449
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.50	0.50	0.50	0.52	0.52

See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Municipal High Income Fund
Notes to Financial Statements
(1) Business and Organization
MFS Municipal High Income Fund (the fund) is a diversified series of MFS Series Trust III which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and certain distributions made by the fund could be taxable to shareholders. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the

MFS Municipal High Income Fund
Notes to Financial Statements  - continued
Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Netherlands	$—	$659	$—	$659
Municipal Bonds	—	5,248,500,243	—	5,248,500,243
U.S. Corporate Bonds	—	23,668,494	—	23,668,494
Investment Companies	135,271,557	—	—	135,271,557
Total	$135,271,557	$5,272,169,396	$—	$5,407,440,953
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

MFS Municipal High Income Fund
Notes to Financial Statements  - continued
Equity Securities
Balance as of 1/31/25	$67,215
Change in unrealized appreciation or depreciation	(66,556)
Transfers out of level 3	(659)
Balance as of 1/31/26	$—
Inverse Floaters — The fund invests in municipal inverse floating rate securities in the form of self-deposited secondary market inverse floaters which have variable rates of interest that typically move in the opposite direction of short-term rates. A self-deposited secondary market inverse floater is created when the fund transfers a municipal bond from its portfolio to a special purpose trust (“the trust”) and causes the trust to issue (a) inverse floaters to be held by the fund and (b) floating rate certificates to be held by third parties. The floating rate certificates usually pay tax-exempt interest at short-term rates that reset daily or weekly and the holders of those certificates typically have the option to tender at par plus accrued interest. Self-deposited secondary market inverse floaters are accounted for as secured borrowings, with the municipal bonds transferred to the trust being reflected as fund investments and the amounts owed to floating rate certificate holders being reflected as fund liabilities in the Statement of Assets and Liabilities as “Payable to the holders of the floating rate certificates”. The carrying value of that liability as reported in the fund’s Statement of Assets and Liabilities approximates its fair value which would be considered level 2 under the fair value hierarchy.
At January 31, 2026, the fund’s payable to the holders of the floating rate certificates was $119,536,574 and the related weighted average interest rate on the settled floating rate certificates issued by the trust was 2.61%. For the year ended January 31, 2026, the average payable to the holders of the settled floating rate certificates was $102,260,099 at a weighted average interest rate of 2.68%. Interest expense and fees, which are recorded as incurred, include interest payments made to the holders of the floating rate certificates and associated fees. For the year ended January 31, 2026, the related interest expense and fees amounted to $3,705,594 which is included in “Interest expense and fees” in the Statement of Operations.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.

MFS Municipal High Income Fund
Notes to Financial Statements  - continued
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended January 31, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization of premium and accretion of discount of debt securities, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 1/31/26	Year ended 1/31/25
Ordinary income (including any short-term capital gains)	$3,234,581	$5,214,231
Tax-exempt income	215,991,517	184,235,185
Total distributions	$219,226,098	$189,449,416
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 1/31/26
Cost of investments	$5,561,509,328
Gross appreciation	83,263,054
Gross depreciation	(356,868,003)
Net unrealized appreciation (depreciation)	$(273,604,949)
Undistributed ordinary income	1,896,514
Undistributed tax-exempt income	44,167,762
Capital loss carryforwards	(334,481,014)
Other temporary differences	(19,890,361)
Total distributable earnings (loss)	$(581,912,048)
As of January 31, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(116,580,947)
Long-Term	(217,900,067)
Total	$(334,481,014)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net

MFS Municipal High Income Fund
Notes to Financial Statements  - continued
assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 1/31/26	Year ended 1/31/25
Class A	$77,268,788	$70,828,700
Class B	20,302	41,173
Class C	1,719,730	2,179,664
Class I	91,652,701	79,731,534
Class R6	48,564,577	36,668,345
Total	$219,226,098	$189,449,416
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.55%
In excess of $2.5 billion and up to $5 billion	0.50%
In excess of $5 billion and up to $10 billion	0.45%
In excess of $10 billion	0.425%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until May 31, 2027. For the year ended January 31, 2026, this management fee reduction amounted to $689,000, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended January 31, 2026 was equivalent to an annual effective rate of 0.51% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R6
0.59%	1.34%	1.59%	0.59%	0.50%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2027. For the year ended January 31, 2026, this reduction amounted to $2,649,150, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $41,127 for the year ended January 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

MFS Municipal High Income Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class B	0.75%	0.25%	1.00%	0.75%	$5,572
Class C	0.75%	0.25%	1.00%	1.00%	506,447
Total Distribution and Service Fees					$512,019
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended January 31, 2026 based on each class's average daily net assets.   MFD has agreed in writing to reduce the Class B service fee rate to 0.00% for all Class B shares. This agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least May 31, 2027. For the year ended January 31, 2026, this waiver amounted to $1,393, which is included in the reduction of total expenses in the Statement of Operations. MFD has also voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money.  For the year ended January 31, 2026, there were no service fee rebates.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended January 31, 2026, were as follows:
Amount
Class A	$260,924
Class B	75
Class C	6,919
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended January 31, 2026, the fee was $95,012, which equated to 0.0019% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended January 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,236,548.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended January 31, 2026 was equivalent to an annual effective rate of 0.0111% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class C	4	$27
8/19/2024	Redemption	Class I	3	20

MFS Municipal High Income Fund
Notes to Financial Statements  - continued
(4) Portfolio Securities
For the period ended January 31, 2026, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$—	$47,234
Non-U.S. Government securities	1,165,393,301	443,921,480
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 1/31/26		Year ended 1/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	50,879,199	$374,739,151	60,186,282	$451,010,239
Class B	47	347	54	398
Class C	643,513	4,761,271	1,138,103	8,529,945
Class I	130,086,145	955,873,519	93,774,892	700,610,324
Class R6	87,731,378	645,012,728	47,350,241	353,783,255
	269,340,282	$1,980,387,016	202,449,572	$1,513,934,161
Shares issued to shareholders in reinvestment of distributions
Class A	9,987,246	$73,463,717	8,964,672	$66,978,538
Class B	2,721	20,035	5,369	39,987
Class C	220,193	1,621,075	276,663	2,066,124
Class I	11,393,521	83,784,919	9,650,820	72,051,343
Class R6	4,081,958	29,990,530	3,415,071	25,456,872
	25,685,639	$188,880,276	22,312,595	$166,592,864
Shares reacquired
Class A	(57,627,181)	$(422,708,720)	(42,537,768)	$(317,607,683)
Class B	(62,678)	(460,979)	(123,801)	(924,937)
Class C	(2,939,372)	(21,595,162)	(3,285,132)	(24,559,990)
Class I	(99,676,010)	(729,625,687)	(83,921,371)	(622,874,865)
Class R6	(51,429,416)	(377,104,723)	(51,175,944)	(381,082,249)
	(211,734,657)	$(1,551,495,271)	(181,044,016)	$(1,347,049,724)
Net change
Class A	3,239,264	$25,494,148	26,613,186	$200,381,094
Class B	(59,910)	(440,597)	(118,378)	(884,552)
Class C	(2,075,666)	(15,212,816)	(1,870,366)	(13,963,921)
Class I	41,803,656	310,032,751	19,504,341	149,786,802
Class R6	40,383,920	297,898,535	(410,632)	(1,842,122)
	83,291,264	$617,772,021	43,718,151	$333,477,301
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.

MFS Municipal High Income Fund
Notes to Financial Statements  - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended January 31, 2026, the fund’s commitment fee and interest expense were $23,098 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended January 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$266,728,129	$918,160,929	$1,049,600,568	$(2,603)	$(14,330)	$135,271,557

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,108,984	$—

MFS Municipal High Income Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Municipal High Income Fund and the Board of Trustees of MFS Series Trust III
Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of MFS Municipal High Income Fund (the “Fund”) (one of the funds constituting MFS Series Trust III (the “Trust”)), including the portfolio of investments, as of January 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust III) at January 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
March 18, 2026

MFS Municipal High Income Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
Of the dividends paid from net investment income during the fiscal year, 98.52% is designated as exempt interest dividends for federal income tax purposes. If the fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Municipal High Income Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Municipal High Income Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Municipal High Income Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

MFS Global High Yield Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global High Yield Fund
Portfolio of Investments − 1/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 32.8%
Aerospace & Defense – 0.4%
Czechoslovak Group A.S., 5.25%, 1/10/2031 (n)	EUR	638,000	$791,639
Czechoslovak Group A.S., 5.25%, 1/10/2031		100,000	124,081
			$915,720
Automotive – 0.8%
Clarios Global LP/Clarios US Finance Co., 4.75%, 6/15/2031 (n)	EUR	100,000	$120,431
Forvia SE, 5.5%, 6/15/2031		534,000	656,475
Grupo Antolin Irausa S.A., 10.375%, 1/30/2030		267,000	232,693
Mahle GmbH, 6.5%, 5/02/2031		456,000	563,688
			$1,573,287
Broadcasting – 0.2%
Arqiva Broadcast Finance PLC, 8.625%, 7/01/2030	GBP	300,000	$411,079
Business Services – 0.7%
ams-OSRAM AG, 10.5%, 3/30/2029	EUR	670,000	$842,039
Worldline S.A., 5.5%, 6/10/2030		500,000	513,250
			$1,355,289
Cable TV – 0.9%
Summer BidCo B.V., 10% (10% Cash or 10.75% PIK), 2/15/2029 (n)(p)	EUR	586,126	$696,064
Summer BidCo B.V., 10%, 2/15/2029		100,000	118,757
Summer BidCo B.V., 8.875%, 1/31/2031 (n)(p)		545,000	654,575
Ziggo B.V., 2.875%, 1/15/2030 (n)		260,000	291,572
Ziggo B.V., 2.875%, 1/15/2030		100,000	112,143
			$1,873,111
Chemicals – 1.5%
Currenta Group Holdings S.à r.l., 5.5%, 5/15/2030 (n)	EUR	504,000	$612,540
Currenta Group Holdings S.à r.l., 5.5%, 5/15/2030		100,000	121,536
F.I.S. Fabbrica Italiana Sintetici S.p.A., 5.25%, 2/05/2031 (n)(w)		425,000	505,663
Maxam Prill S.à r.l., 6%, 7/15/2030		353,000	434,379
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		$1,019,000	898,687
SPCM S.A., 2.625%, 2/01/2029	EUR	456,000	530,609
			$3,103,414
Conglomerates – 0.3%
SCC Power PLC, 8%, 12/31/2028 (n)		$850,966	$518,881
SCC Power PLC, 4%, 5/17/2032 (n)		460,939	78,360
			$597,241
Consumer Products – 0.7%
Dometic Group AB, 5%, 9/11/2030	EUR	512,000	$613,673
Flos B&B Italia S.p.A., 10%, 11/15/2028 (n)		326,400	377,861
Flos B&B ltalia S.p.A., 10%, 11/15/2028		120,000	149,450
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032		$220,000	216,376
			$1,357,360
HYOFS-ANN
1

MFS Global High Yield Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – 1.1%
Aegis Lux 1A S.à r.l., 5.625%, 10/29/2031 (p)	EUR	421,000	$505,281
Amber Finco PLC, 6.625%, 7/15/2029 (n)		250,000	310,030
Amber Finco PLC, 6.625%, 7/15/2029		537,000	665,946
Verisure Midholding AB, 5.25%, 2/15/2029		691,000	820,126
			$2,301,383
Containers – 0.3%
San Miguel Industrias PET S.A., 3.75%, 8/02/2028 (n)		$640,000	$616,826
Electronics – 0.4%
MKS, Inc., 4.25%, 2/15/2034 (n)(w)	EUR	718,000	$851,013
Emerging Market Quasi-Sovereign – 2.6%
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028	EUR	970,000	$1,111,034
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.95%, 10/17/2031 (n)		$731,000	783,808
Petroleos Mexicanos, 6.84%, 1/23/2030		389,000	399,010
Petroleos Mexicanos, 10%, 2/07/2033		460,000	536,257
Petroleos Mexicanos, 6.5%, 6/02/2041		1,163,000	1,014,048
Petroleos Mexicanos, 7.69%, 1/23/2050		640,000	575,757
Telecommunications Co. (Republic of Serbia), 7%, 10/28/2029 (n)		897,000	900,209
			$5,320,123
Energy - Independent – 0.9%
Azule Energy Finance PLC, 8.125%, 1/23/2030 (n)		$671,000	$678,896
Azule Energy Finance PLC, 8.25%, 1/22/2031 (n)		206,000	206,619
SierraCol Energy Andina LLC/SierraCol Energy, 9%, 11/14/2030 (n)		589,000	589,489
Trident Energy Finance PLC, 12.5%, 11/30/2029 (n)		448,000	466,076
			$1,941,080
Entertainment – 0.4%
Pinnacle Bidco PLC, 10%, 10/11/2028	GBP	560,000	$807,483
Financial Institutions – 2.1%
Heimstaden AB, 6.75%, 1/15/2174	EUR	200,000	$242,814
IIFL Finance Ltd., 8.75%, 7/24/2028 (n)		$554,000	577,518
Intrum Investments & Financing AB, 7.75%, 9/11/2028 (n)	EUR	681,779	733,306
Muangthai Capital PCL, 7.55%, 7/21/2030 (n)		$750,000	777,593
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		886,000	907,475
Muthoot Finance Ltd., 6.375%, 3/02/2030 (n)		200,000	205,157
Nova Securitisation S.à r.l., 5.75%, 2/03/2031 (n)(w)		811,000	803,052
			$4,246,915
Food & Beverages – 1.3%
Arcor S.A.I.C., 7.6%, 7/31/2033 (n)		$726,000	$750,408
Arcor S.A.I.C., 7.6%, 7/31/2033		100,000	103,362
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		916,000	911,120
Grupo Nutresa S.A., 8%, 5/12/2030 (n)		896,000	954,218
			$2,719,108
Gaming & Lodging – 1.0%
888 Acquisitions Ltd., 10.75%, 5/15/2030	GBP	470,000	$580,326
Allwyn Entertainment Financing (UK) PLC, 4.125%, 2/15/2031	EUR	698,000	816,490
Melco Resorts Finance Ltd., 5.375%, 12/04/2029		$411,000	406,760
2

MFS Global High Yield Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		$294,000	$293,398
			$2,096,974
Industrial – 0.4%
Multiversity S.p.A., 7.125%, 5/17/2031 (n)	EUR	310,000	$386,633
Multiversity S.p.A., 7.125%, 5/17/2031		350,000	436,522
			$823,155
Insurance - Property & Casualty – 0.2%
Ardonagh Finco Ltd., 6.875%, 2/15/2031	EUR	363,000	$442,089
International Market Quasi-Sovereign – 0.3%
Wolf Midstream Canada LP, 6.4%, 7/18/2029 (n)	CAD	813,000	$622,445
Medical & Health Technology & Services – 1.0%
Ephios Subco 3 S.à r.l., 7.875%, 1/31/2031 (n)	EUR	388,000	$490,424
Ephios Subco 3 S.à r.l., 7.875%, 1/31/2031		100,000	126,398
Gruppo San Donato S.p.A., 6.5%, 10/31/2031 (n)		443,000	532,370
Gruppo San Donato S.p.A., 6.5%, 10/31/2031		150,000	180,260
Laboratoire Eimer Selas, 5%, 2/01/2029		594,000	656,595
			$1,986,047
Metals & Mining – 2.2%
Artemis Gold, Inc., 5.625%, 2/15/2031 (n)(w)	CAD	725,000	$539,321
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$140,000	121,868
Compania de Minas Buenaventura S.A.A., 6.8%, 2/04/2032 (n)		525,000	546,407
Endeavour Mining PLC, 7%, 5/28/2030 (n)		591,000	610,063
First Quantum Minerals Ltd., 8%, 3/01/2033 (n)		835,000	896,006
Novelis Sheet Ingot GmbH, 3.375%, 4/15/2029 (n)	EUR	460,000	537,454
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030 (z)		$359,667	218,713
Samarco Mineracao S.A., 9.5% (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (p)		1,102,433	1,106,752
			$4,576,584
Network & Telecom – 1.1%
Iliad Holding S.A.S., 5.625%, 10/15/2028 (n)	EUR	280,000	$336,533
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)		224,000	274,133
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		151,000	190,832
Iliad S.A., 5.625%, 2/15/2030		300,000	382,001
Kaixo Bondco Telecom S.A., 5.125%, 9/30/2029 (n)		835,000	1,000,802
Kaixo Bondco Telecom S.A., 5.125%, 9/30/2029		100,000	119,856
			$2,304,157
Oils – 0.4%
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		$690,500	$613,668
Raizen Fuels Finance S.A., 6.25%, 7/08/2032		342,000	286,425
			$900,093
Other Banks & Diversified Financials – 1.1%
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031		$425,000	$422,213
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)		754,000	823,407
Industrial Subordinated Trust 2.0, 6.55% to 4/15/2031, FLR (CMT - 5yr. + 2.864%) to 4/15/2036 (n)		529,000	536,538
3

MFS Global High Yield Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Ipoteka-Bank Akib, 6.45%, 10/09/2030		$500,000	$509,759
			$2,291,917
Pharmaceuticals – 1.2%
Biocon Biologics Global PLC, 6.67%, 10/09/2029 (n)		$450,000	$456,911
Cheplapharm Arzneimittel GmbH, 6.75%, 2/15/2032 (n)(w)	EUR	541,000	642,647
Grifols S.A., 7.125%, 5/01/2030		394,000	488,258
Neopharmed Gentili S.p.A., 7.125%, 4/08/2030 (n)		596,000	735,927
Neopharmed Gentili S.p.A., 7.125%, 4/08/2030		100,000	123,478
			$2,447,221
Pollution Control – 0.6%
Ambipar Lux S.à r.l., 10.875%, 2/05/2033 (a)(d)		$385,000	$55,820
Biffa Group Holdings Ltd., 5.25%, 6/15/2031 (n)	EUR	499,000	591,570
Itelyum Regeneration S.p.A, 5.75%, 4/15/2030		432,000	519,574
			$1,166,964
Precious Metals & Minerals – 0.4%
Capstone Copper Corp., 6.75%, 3/31/2033 (n)		$415,000	$430,035
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		442,000	444,211
			$874,246
Restaurants – 0.3%
Punch Finance PLC, 7.875%, 12/30/2030 (n)	GBP	383,000	$540,414
Punch Fnance PLC, 7.875%, 12/30/2030		100,000	141,100
			$681,514
Retailers – 1.4%
Beach Acquisition Bidco LLC, 5.25%, 7/15/2032 (n)	EUR	189,000	$229,385
Bubbles Bidco S.p.A., 6.5%, 9/30/2031		200,000	243,422
Bubbles BidCo S.p.A., 6.5%, 9/30/2031 (n)		450,000	547,699
CD&R Firefly Bidco PLC, 8.625%, 4/30/2029 (n)	GBP	350,000	500,845
CD&R Firefly Bidco PLC, 8.625%, 4/30/2029		200,000	286,197
Fressnapf Holding SE, 5.25%, 10/31/2031	EUR	600,000	714,615
Maxeda DIY Holding B.V., 5.875%, 10/01/2026		472,000	435,923
			$2,958,086
Supermarkets – 0.3%
Eroski Sociedad Cooperativa, 5.75%, 5/15/2031 (n)	EUR	431,000	$534,435
Telecommunications - Wireless – 2.5%
Altice France S.A., 5.5%, 10/15/2031	EUR	384,017	$441,175
IHS Holding Ltd., 6.25%, 11/29/2028 (n)		$785,000	780,833
Millicom International Cellular S.A., 5.125%, 1/15/2028 (n)		617,400	616,161
Odido Group Holding B.V., 5.5%, 1/15/2030	EUR	852,000	1,018,387
PLT VII Finance S.à r.l., 6%, 6/15/2031 (n)		548,000	674,676
PLT VII Finance S.à r.l., 6%, 6/15/2031		100,000	123,116
SoftBank Group Corp., 5.875%, 7/10/2031		100,000	122,016
SoftBank Group Corp., 5.75%, 7/08/2032		550,000	661,480
VMED O2 UK Financing I PLC, 4%, 1/31/2029	GBP	399,000	528,816
Zegona Finance PLC, 6.75%, 7/15/2029 (n)	EUR	112,500	139,937
			$5,106,597
4

MFS Global High Yield Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 1.1%
Acu Petroleo Luxembourg S.à r.l., 7.5%, 1/13/2032		$383,855	$395,259
Edge Finco PLC, 8.125%, 8/15/2031 (n)	GBP	414,000	604,045
Edge Finco PLC, 8.125%, 8/15/2031		200,000	291,809
Kingston Airport Revenue Finance, 6.75%, 12/15/2036 (n)		$735,000	749,465
Montego Bay Airport Revenue Finance Ltd., 6.6%, 6/15/2035 (n)		288,000	287,770
			$2,328,348
Utilities - Electric Power – 2.4%
AES Andes S.A., 8.15% to 6/10/2030, FLR (CMT - 5yr. + 3.835%) to 6/10/2035, FLR (CMT - 5yr. + 4.085%) to 6/10/2050, FLR (CMT - 5yr. + 4.835%) to 6/10/2055 (n)		$872,000	$926,858
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)		367,210	365,851
Energuate Trust, 6.35%, 9/15/2035 (n)		601,000	600,614
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		544,039	542,800
PT Sorik Marapi Geothermal Power, 7.75%, 8/05/2031		480,150	493,533
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)		529,000	511,069
Saavi Energia S.à r.l., 8.875%, 2/10/2035 (n)		574,000	621,441
Termocandelaria Power S.A., 7.75%, 9/17/2031 (n)		376,000	390,032
Termocandelaria Power S.A., 7.75%, 9/17/2031		400,000	414,928
TerraForm Global Operating LP, 6.125%, 3/01/2026 (n)		174,000	172,800
			$5,039,926
Utilities - Other – 0.3%
Aegea Finance S.à r.l., 7.625%, 1/20/2036 (n)		$710,000	$692,903
Total Bonds (Identified Cost, $65,775,150)			$67,864,133
Common Stocks – 0.0%
Metals & Mining – 0.0%
Petra Diamonds Ltd. (a) (Identified Cost, $0)		24,457	$5,020
Mutual Funds (h) – 68.5%
Mutual Funds – 65.8%
MFS High Yield Pooled Portfolio (v)(y)		16,056,517	$136,159,264
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 3.73% (v)		5,554,812	$5,555,924
Total Mutual Funds (Identified Cost, $136,316,383)			$141,715,188
Other Assets, Less Liabilities – (1.3)%			(2,631,650)
Net Assets – 100.0%			$206,952,691
5

MFS Global High Yield Fund
Portfolio of Investments – continued

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $141,715,188 and
$67,869,153, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $40,354,035, representing 19.5% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(y)	The current Financial & Other Information report for MFS High Yield Pooled Portfolio as of January 31, 2026 has been included at the end of this report.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030	3/10/2021-1/31/2022	$351,806	$218,713
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Derivative Contracts at 1/31/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	58,298	USD	68,964	Citibank N.A.	4/17/2026	$382
EUR	599,391	USD	702,977	Morgan Stanley Capital Services LLC	4/17/2026	10,009
USD	535,479	CAD	725,000	Citibank N.A.	4/17/2026	1,397
USD	723,559	EUR	603,093	HSBC Bank	4/17/2026	6,169
USD	1,758,704	EUR	1,467,619	Morgan Stanley Capital Services LLC	4/17/2026	12,947
USD	70,611	EUR	59,168	State Street Corp.	4/17/2026	230
						$31,134
Liability Derivatives
EUR	1,033,103	USD	1,237,658	JPMorgan Chase Bank N.A.	4/17/2026	$(8,765)
USD	624,034	CAD	863,128	Merrill Lynch International	4/17/2026	(11,803)
USD	25,843,894	EUR	22,095,281	HSBC Bank	4/17/2026	(438,808)
USD	166,011	EUR	142,030	JPMorgan Chase Bank N.A.	4/17/2026	(2,936)
USD	189,586	EUR	162,800	Morgan Stanley Capital Services LLC	4/17/2026	(4,067)
USD	905,400	EUR	771,272	NatWest Markets PLC	4/17/2026	(12,041)
USD	1,980,661	EUR	1,685,646	State Street Corp.	4/17/2026	(24,443)
USD	511,796	EUR	438,072	UBS AG	4/17/2026	(9,297)
USD	4,118,187	GBP	3,061,283	HSBC Bank	4/17/2026	(70,274)
6

MFS Global High Yield Fund
Portfolio of Investments – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
USD	682,844	GBP	507,369	State Street Corp.	4/17/2026	$(11,341)
						$(593,775)
See Notes to Financial Statements
7

MFS Global High Yield Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 1/31/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $65,775,150)	$67,869,153
Investments in affiliated issuers, at value (identified cost, $136,316,383)	141,715,188
Cash	44,640
Foreign currency, at value (identified cost, $317,508)	317,507
Receivables for
Forward foreign currency exchange contracts	31,134
Investments sold	168,618
Fund shares sold	1,263,446
Interest and dividends	1,041,963
Receivable from investment adviser	51,864
Other assets	711
Total assets	$212,504,224
Liabilities
Payables for
Distributions	$23,361
Forward foreign currency exchange contracts	593,775
Investments purchased	904,819
When-issued investments purchased	3,361,616
Fund shares reacquired	494,701
Payable to affiliates
Administrative services fee	316
Shareholder servicing costs	54,100
Distribution and service fees	2,310
Payable for independent Trustees' compensation	11
Accrued expenses and other liabilities	116,524
Total liabilities	$5,551,533
Net assets	$206,952,691
Net assets consist of
Paid-in capital	$276,928,007
Total distributable earnings (loss)	(69,975,316)
Net assets	$206,952,691
Shares of beneficial interest outstanding	36,018,850

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$95,365,152	16,590,666	$5.75
Class B	121,730	21,131	5.76
Class C	3,151,634	548,909	5.74
Class I	84,446,934	14,704,311	5.74
Class R1	96,716	16,828	5.75
Class R2	475,880	82,660	5.76
Class R3	2,964,274	512,664	5.78
Class R4	1,795,215	310,469	5.78
Class R6	18,535,156	3,231,212	5.74

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.01 [100 / 95.75 x $5.75]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
8

MFS Global High Yield Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 1/31/26 Net investment income (loss)
Income
Dividends from affiliated issuers	$8,858,253
Interest	4,291,972
Other	121,013
Total investment income	$13,271,238
Expenses
Management fee	$1,226,811
Distribution and service fees	288,497
Shareholder servicing costs	251,314
Administrative services fee	35,229
Independent Trustees' compensation	5,951
Custodian fee	26,438
Shareholder communications	24,661
Audit and tax fees	105,054
Legal fees	1,165
Registration fees	153,995
Miscellaneous	41,713
Total expenses	$2,160,828
Fees paid indirectly	(1,742)
Reduction of expenses by investment adviser and distributor	(423,415)
Net expenses	$1,735,671
Net investment income (loss)	$11,535,567
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,148,340
Affiliated issuers	(2,007,944)
Forward foreign currency exchange contracts	(3,603,452)
Foreign currency	39,231
Net realized gain (loss)	$(4,423,825)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$3,956,287
Affiliated issuers	4,040,450
Forward foreign currency exchange contracts	(271,473)
Translation of assets and liabilities in foreign currencies	19,403
Net unrealized gain (loss)	$7,744,667
Net realized and unrealized gain (loss)	$3,320,842
Change in net assets from operations	$14,856,409
See Notes to Financial Statements
9

MFS Global High Yield Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	1/31/26	1/31/25
Change in net assets
From operations
Net investment income (loss)	$11,535,567	$11,799,720
Net realized gain (loss)	(4,423,825)	(4,368,194)
Net unrealized gain (loss)	7,744,667	10,339,110
Change in net assets from operations	$14,856,409	$17,770,636
Total distributions to shareholders	$(9,862,917)	$(11,149,625)
Change in net assets from fund share transactions	$20,056,501	$(36,574,581)
Total change in net assets	$25,049,993	$(29,953,570)
Net assets
At beginning of period	181,902,698	211,856,268
At end of period	$206,952,691	$181,902,698
See Notes to Financial Statements
10

MFS Global High Yield Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$5.61	$5.43	$5.21	$5.94	$6.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.34	$0.32	$0.29	$0.25	$0.26
Net realized and unrealized gain (loss)	0.09	0.16	0.17	(0.54)	(0.24)
Total from investment operations	$0.43	$0.48	$0.46	$(0.29)	$0.02
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.30)	$(0.24)	$(0.44)	$(0.32)
Net asset value, end of period (x)	$5.75	$5.61	$5.43	$5.21	$5.94
Total return (%) (r)(s)(t)(x)	7.85	9.05	9.17	(4.59)	0.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.25	1.23	1.25	1.20	1.16
Expenses after expense reductions (f)(h)	1.03	1.05	1.05	1.05	1.05
Net investment income (loss)	6.02	5.76	5.50	4.68	4.16
Portfolio turnover rate	38	24	28	14	38
Net assets at end of period (000 omitted)	$95,365	$100,703	$106,280	$108,712	$133,193

Class B	Year ended
	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$5.63	$5.44	$5.22	$5.95	$6.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.28	$0.25	$0.21	$0.21
Net realized and unrealized gain (loss)	0.08	0.17	0.17	(0.54)	(0.23)
Total from investment operations	$0.38	$0.45	$0.42	$(0.33)	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.26)	$(0.20)	$(0.40)	$(0.28)
Net asset value, end of period (x)	$5.76	$5.63	$5.44	$5.22	$5.95
Total return (%) (r)(s)(t)(x)	6.86	8.43	8.35	(5.28)	(0.44)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.00	1.98	2.00	1.95	1.91
Expenses after expense reductions (f)(h)	1.78	1.80	1.80	1.80	1.80
Net investment income (loss)	5.28	5.01	4.74	3.89	3.42
Portfolio turnover rate	38	24	28	14	38
Net assets at end of period (000 omitted)	$122	$258	$483	$924	$1,831

See Notes to Financial Statements
11

MFS Global High Yield Fund
Financial Highlights - continued
Class C	Year ended
	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$5.61	$5.43	$5.20	$5.93	$6.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.28	$0.25	$0.21	$0.21
Net realized and unrealized gain (loss)	0.08	0.16	0.18	(0.54)	(0.23)
Total from investment operations	$0.38	$0.44	$0.43	$(0.33)	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.26)	$(0.20)	$(0.40)	$(0.28)
Net asset value, end of period (x)	$5.74	$5.61	$5.43	$5.20	$5.93
Total return (%) (r)(s)(t)(x)	6.86	8.24	8.56	(5.33)	(0.45)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.00	1.98	2.00	1.95	1.91
Expenses after expense reductions (f)(h)	1.78	1.80	1.80	1.80	1.80
Net investment income (loss)	5.28	5.01	4.75	3.92	3.42
Portfolio turnover rate	38	24	28	14	38
Net assets at end of period (000 omitted)	$3,152	$4,163	$4,474	$5,314	$7,408

Class I	Year ended
	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$5.61	$5.43	$5.21	$5.94	$6.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.33	$0.30	$0.26	$0.27
Net realized and unrealized gain (loss)	0.08	0.16	0.17	(0.53)	(0.23)
Total from investment operations	$0.43	$0.49	$0.47	$(0.27)	$0.04
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.31)	$(0.25)	$(0.46)	$(0.34)
Net asset value, end of period (x)	$5.74	$5.61	$5.43	$5.21	$5.94
Total return (%) (r)(s)(t)(x)	7.93	9.32	9.43	(4.34)	0.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.00	0.98	0.99	0.95	0.91
Expenses after expense reductions (f)(h)	0.78	0.80	0.80	0.80	0.80
Net investment income (loss)	6.23	6.00	5.74	4.87	4.42
Portfolio turnover rate	38	24	28	14	38
Net assets at end of period (000 omitted)	$84,447	$55,178	$75,223	$49,233	$96,925

See Notes to Financial Statements
12

MFS Global High Yield Fund
Financial Highlights - continued
Class R1	Year ended
	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$5.61	$5.43	$5.21	$5.94	$6.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.28	$0.25	$0.21	$0.21
Net realized and unrealized gain (loss)	0.09	0.16	0.17	(0.54)	(0.23)
Total from investment operations	$0.39	$0.44	$0.42	$(0.33)	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.26)	$(0.20)	$(0.40)	$(0.28)
Net asset value, end of period (x)	$5.75	$5.61	$5.43	$5.21	$5.94
Total return (%) (r)(s)(t)(x)	7.05	8.24	8.36	(5.30)	(0.45)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.00	1.98	2.00	1.94	1.91
Expenses after expense reductions (f)(h)	1.78	1.80	1.80	1.80	1.80
Net investment income (loss)	5.27	5.01	4.75	3.95	3.42
Portfolio turnover rate	38	24	28	14	38
Net assets at end of period (000 omitted)	$97	$88	$77	$68	$68

Class R2	Year ended
	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$5.62	$5.44	$5.22	$5.95	$6.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.30	$0.27	$0.24	$0.24
Net realized and unrealized gain (loss)	0.09	0.17	0.18	(0.54)	(0.23)
Total from investment operations	$0.42	$0.47	$0.45	$(0.30)	$0.01
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.29)	$(0.23)	$(0.43)	$(0.31)
Net asset value, end of period (x)	$5.76	$5.62	$5.44	$5.22	$5.95
Total return (%) (r)(s)(t)(x)	7.58	8.78	8.89	(4.79)	0.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.50	1.48	1.50	1.45	1.41
Expenses after expense reductions (f)(h)	1.28	1.30	1.30	1.30	1.30
Net investment income (loss)	5.77	5.51	5.25	4.44	3.92
Portfolio turnover rate	38	24	28	14	38
Net assets at end of period (000 omitted)	$476	$516	$509	$427	$443

See Notes to Financial Statements
13

MFS Global High Yield Fund
Financial Highlights - continued
Class R3	Year ended
	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$5.64	$5.46	$5.24	$5.97	$6.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.34	$0.32	$0.29	$0.25	$0.26
Net realized and unrealized gain (loss)	0.09	0.16	0.17	(0.53)	(0.24)
Total from investment operations	$0.43	$0.48	$0.46	$(0.28)	$0.02
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.30)	$(0.24)	$(0.45)	$(0.33)
Net asset value, end of period (x)	$5.78	$5.64	$5.46	$5.24	$5.97
Total return (%) (r)(s)(t)(x)	7.84	9.03	9.14	(4.51)	0.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.26	1.23	1.25	1.20	1.16
Expenses after expense reductions (f)(h)	1.03	1.05	1.05	1.05	1.05
Net investment income (loss)	6.00	5.76	5.50	4.70	4.18
Portfolio turnover rate	38	24	28	14	38
Net assets at end of period (000 omitted)	$2,964	$1,925	$1,713	$2,328	$2,567

Class R4	Year ended
	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$5.64	$5.46	$5.23	$5.97	$6.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.36	$0.33	$0.30	$0.27	$0.28
Net realized and unrealized gain (loss)	0.08	0.16	0.19	(0.55)	(0.24)
Total from investment operations	$0.44	$0.49	$0.49	$(0.28)	$0.04
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.31)	$(0.26)	$(0.46)	$(0.34)
Net asset value, end of period (x)	$5.78	$5.64	$5.46	$5.23	$5.97
Total return (%) (r)(s)(t)(x)	8.11	9.30	9.62	(4.46)	0.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.00	0.99	1.00	0.94	0.91
Expenses after expense reductions (f)(h)	0.78	0.80	0.80	0.80	0.80
Net investment income (loss)	6.27	6.04	5.76	4.98	4.42
Portfolio turnover rate	38	24	28	14	38
Net assets at end of period (000 omitted)	$1,795	$2,031	$7,063	$6,804	$6,316

See Notes to Financial Statements
14

MFS Global High Yield Fund
Financial Highlights - continued
Class R6	Year ended
	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$5.60	$5.42	$5.20	$5.93	$6.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.36	$0.34	$0.30	$0.27	$0.28
Net realized and unrealized gain (loss)	0.09	0.16	0.18	(0.54)	(0.23)
Total from investment operations	$0.45	$0.50	$0.48	$(0.27)	$0.05
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.32)	$(0.26)	$(0.46)	$(0.35)
Net asset value, end of period (x)	$5.74	$5.60	$5.42	$5.20	$5.93
Total return (%) (r)(s)(t)(x)	8.23	9.44	9.56	(4.27)	0.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.91	0.88	0.89	0.85	0.81
Expenses after expense reductions (f)(h)	0.68	0.70	0.70	0.70	0.70
Net investment income (loss)	6.36	6.11	5.85	5.03	4.53
Portfolio turnover rate	38	24	28	14	38
Net assets at end of period (000 omitted)	$18,535	$17,040	$16,035	$16,294	$20,365

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
15

MFS Global High Yield Fund
Notes to Financial Statements
(1) Business and Organization
MFS Global High Yield Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. As of January 31, 2026, 65.8% of the fund’s net assets was invested in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its financial statements. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio’s financial statements are not covered by this report. The current Financial & Other Information report for the High Yield Pooled Portfolio as of January 31, 2026 has been included at the end of this report. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — The investments of the fund and the High Yield Pooled Portfolio are valued as described below.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
16

MFS Global High Yield Fund
Notes to Financial Statements  - continued
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2026 in valuing the fund's assets and liabilities:
17

MFS Global High Yield Fund
Notes to Financial Statements  - continued

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$5,020	$—	$—	$5,020
Non - U.S. Sovereign Debt	—	5,942,568	—	5,942,568
U.S. Corporate Bonds	—	1,954,659	—	1,954,659
Foreign Bonds	—	59,966,906	—	59,966,906
Investment Companies	141,715,188	—	—	141,715,188
Total	$141,720,208	$67,864,133	$—	$209,584,341

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$31,134	$—	$31,134
Forward Foreign Currency Exchange Contracts – Liabilities	—	(593,775)	—	(593,775)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio's financial statements for further information regarding the levels used in valuing its assets and liabilities.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at January 31, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$31,134	$(593,775)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended January 31, 2026 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(3,603,452)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended January 31, 2026 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(271,473)
18

MFS Global High Yield Fund
Notes to Financial Statements  - continued
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Distributions of income and capital gains from the High Yield Pooled Portfolio are recorded on the ex-dividend date.
The MFS Global High Yield Fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
19

MFS Global High Yield Fund
Notes to Financial Statements  - continued
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended January 31, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 1/31/26	Year ended 1/31/25
Ordinary income (including any short-term capital gains)	$9,862,917	$11,149,625
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 1/31/26
Cost of investments	$220,273,348
Gross appreciation	7,947,464
Gross depreciation	(19,199,112)
Net unrealized appreciation (depreciation)	$(11,251,648)
Undistributed ordinary income	1,621,571
Capital loss carryforwards	(59,497,191)
Other temporary differences	(848,048)
Total distributable earnings (loss)	$(69,975,316)
As of January 31, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
20

MFS Global High Yield Fund
Notes to Financial Statements  - continued
Short-Term	$(3,707,156)
Long-Term	(55,790,035)
Total	$(59,497,191)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 1/31/26	Year ended 1/31/25
Class A	$4,976,052	$5,610,000
Class B	8,243	18,040
Class C	155,105	210,103
Class I	3,534,272	3,865,459
Class R1	3,998	3,852
Class R2	25,354	28,382
Class R3	101,190	97,500
Class R4	109,680	374,925
Class R6	949,023	941,364
Total	$9,862,917	$11,149,625
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.5 billion	0.65%
In excess of $1.5 billion and up to $2.5 billion	0.60%
In excess of $2.5 billion	0.55%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until May 31, 2027. For the year ended January 31, 2026, this management fee reduction amounted to $26,124, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended January 31, 2026 was equivalent to an annual effective rate of 0.64% of the fund's average daily net assets.
The investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.05%	1.80%	1.80%	0.80%	1.80%	1.30%	1.05%	0.80%	0.72%
This written agreement was terminated on July 31, 2025. For the period from February 1, 2025 through July 31, 2025, this reduction amounted to $160,865, which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2025, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes,extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and
21

MFS Global High Yield Fund
Notes to Financial Statements  - continued
closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total annual operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.00%	1.75%	1.75%	0.75%	1.75%	1.25%	1.00%	0.75%	0.67%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2027. For the period from August 1, 2025 through January 31, 2026, this reduction amounted to $236,260, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,580 for the year ended January 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$242,853
Class B	0.75%	0.25%	1.00%	1.00%	1,864
Class C	0.75%	0.25%	1.00%	1.00%	35,292
Class R1	0.75%	0.25%	1.00%	1.00%	917
Class R2	0.25%	0.25%	0.50%	0.50%	2,615
Class R3	—	0.25%	0.25%	0.25%	4,956
Total Distribution and Service Fees					$288,497
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended January 31, 2026 based on each class's average daily net assets.   MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended January 31, 2026, this rebate amounted to $127 and $39 for Class A and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended January 31, 2026, were as follows:
Amount
Class A	$172
Class B	—
Class C	81
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended January 31, 2026, the fee was $66,028, which equated to 0.0350% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended January 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $185,286.
22

MFS Global High Yield Fund
Notes to Financial Statements  - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended January 31, 2026 was equivalent to an annual effective rate of 0.0187% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund invests in the MFS High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS and does not pay distribution and/or service fees to MFD, but does incur investment and operating costs. The fund invests in MFS High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly. Income earned on this investment is included in “Dividends from affiliated issuers” in the Statement of Operations.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	3	$16
8/19/2024	Redemption	Class R3	4	22
8/19/2024	Redemption	Class R4	4	20
At January 31, 2026, MFS held approximately 79% of the outstanding shares of Class R1.
(4) Portfolio Securities
For the year ended January 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $79,072,326 and $69,763,148, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 1/31/26		Year ended 1/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,820,483	$10,262,741	1,362,309	$7,499,808
Class B	—	—	1,584	8,572
Class C	55,974	316,689	97,373	532,046
Class I	11,493,342	64,716,191	4,878,231	26,823,434
Class R1	543	3,062	668	3,668
Class R2	18,093	102,496	16,294	89,102
Class R3	352,820	2,012,337	53,801	298,217
Class R4	70,152	399,505	146,066	804,307
Class R6	515,609	2,911,925	449,984	2,482,870
	14,327,016	$80,724,946	7,006,310	$38,542,024
23

MFS Global High Yield Fund
Notes to Financial Statements  - continued
	Year ended 1/31/26		Year ended 1/31/25
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	847,712	$4,796,300	979,398	$5,406,572
Class B	1,422	8,051	3,240	17,888
Class C	26,088	147,342	36,779	202,704
Class I	619,900	3,507,531	696,469	3,837,488
Class R1	706	3,997	697	3,852
Class R2	4,432	25,142	5,134	28,382
Class R3	17,347	98,775	17,555	97,499
Class R4	19,270	109,654	67,657	374,832
Class R6	152,585	862,282	154,209	849,775
	1,689,462	$9,559,074	1,961,138	$10,818,992
Shares reacquired
Class A	(4,022,089)	$(22,727,851)	(3,963,398)	$(21,853,129)
Class B	(26,131)	(146,989)	(47,625)	(263,812)
Class C	(275,858)	(1,554,803)	(216,102)	(1,194,435)
Class I	(7,245,874)	(41,006,200)	(9,591,544)	(52,996,039)
Class R1	(37)	(209)	(10)	(55)
Class R2	(31,719)	(181,248)	(23,182)	(128,504)
Class R3	(198,640)	(1,118,642)	(43,844)	(241,934)
Class R4	(138,831)	(791,581)	(1,148,167)	(6,399,209)
Class R6	(479,679)	(2,699,996)	(519,489)	(2,858,480)
	(12,418,858)	$(70,227,519)	(15,553,361)	$(85,935,597)
Net change
Class A	(1,353,894)	$(7,668,810)	(1,621,691)	$(8,946,749)
Class B	(24,709)	(138,938)	(42,801)	(237,352)
Class C	(193,796)	(1,090,772)	(81,950)	(459,685)
Class I	4,867,368	27,217,522	(4,016,844)	(22,335,117)
Class R1	1,212	6,850	1,355	7,465
Class R2	(9,194)	(53,610)	(1,754)	(11,020)
Class R3	171,527	992,470	27,512	153,782
Class R4	(49,409)	(282,422)	(934,444)	(5,220,070)
Class R6	188,515	1,074,211	84,704	474,165
	3,597,620	$20,056,501	(6,585,913)	$(36,574,581)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended January 31, 2026, the fund’s commitment fee and interest expense were $863 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
24

MFS Global High Yield Fund
Notes to Financial Statements  - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended January 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$117,133,676	$47,752,323	$30,759,025	$(2,008,071)	$4,040,361	$136,159,264
MFS Institutional Money Market Portfolio	3,066,027	69,702,410	67,212,729	127	89	5,555,924
	$120,199,703	$117,454,733	$97,971,754	$(2,007,944)	$4,040,450	$141,715,188

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$8,688,940	$—
MFS Institutional Money Market Portfolio	169,313	—
	$8,858,253	$—
25

MFS Global High Yield Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust III and the Shareholders of MFS Global High Yield Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Global High Yield Fund (the “Fund”), including the portfolio of investments, as of January 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 18, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
26

MFS Global High Yield Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
27

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global High Yield Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global High Yield Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global High Yield Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
28

MFS High Yield Pooled Portfolio

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

MFS High Yield Pooled Portfolio

PORTFOLIO OF INVESTMENTS − 1/31/26

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 94.7%

Aerospace & Defense – 3.0%

Axon Enterprise, Inc., 6.125%, 3/15/2030 (n)		$1,917,000	$1,970,578
Axon Enterprise, Inc., 6.25%, 3/15/2033 (n)		643,000	666,244
Bombardier, Inc., 7.5%, 2/01/2029 (n)		455,000	472,640
Bombardier, Inc., 8.75%, 11/15/2030 (n)		404,000	432,954
Bombardier, Inc., 7.25%, 7/01/2031 (n)		1,133,000	1,202,865
Bombardier, Inc., 7%, 6/01/2032 (n)		500,000	524,859
Bombardier, Inc., 6.75%, 6/15/2033 (n)		1,332,000	1,399,122
TransDigm, Inc., 6.75%, 8/15/2028 (n)		1,111,000	1,129,697
TransDigm, Inc., 4.625%, 1/15/2029		1,688,000	1,677,797
TransDigm, Inc., 6.375%, 3/01/2029 (n)		868,000	892,586
TransDigm, Inc., 6.875%, 12/15/2030 (n)		2,753,000	2,867,484
TransDigm, Inc., 6.375%, 5/31/2033 (n)		3,116,000	3,172,125

			$16,408,951

Automotive – 2.9%

Allison Transmission, Inc., 3.75%, 1/30/2031 (n)		$2,941,000	$2,772,280
Allison Transmission, Inc., 5.875%, 12/01/2033 (n)		420,000	425,945
American Axle & Manufacturing, Inc., 6.375%, 10/15/2032 (n)		756,000	771,343
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033 (n)		1,420,000	1,460,793
Clarios Global LP/Clarios US Finance Co., 6.75%, 2/15/2030 (n)		944,000	987,548
Clarios Global LP/Clarios US Finance Co., 4.75%, 6/15/2031 (n)	EUR	952,000	1,146,501
Clarios Global LP/Clarios US Finance Co., 6.75%, 9/15/2032 (n)		$481,000	497,849
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)		1,602,000	1,599,438
Forvia SE, 6.75%, 9/15/2033 (n)		1,396,000	1,431,376
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031 (n)		919,000	954,666
New Flyer Holdings, Inc., 9.25%, 7/01/2030 (n)		1,716,000	1,848,778
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		989,000	487,894
Wabash National Corp., 4.5%, 10/15/2028 (n)		1,889,000	1,757,976

			$16,142,387

Broadcasting – 2.7%

Banijay Group S.A.S., 8.125%, 5/01/2029 (n)		$1,391,000	$1,445,332
Dotdash Meredith, Inc., 7.625%, 6/15/2032 (n)		1,429,000	1,302,787
Gray Media, Inc., 9.625%, 7/15/2032 (n)		1,302,000	1,342,299
Gray Media, Inc., 7.25%, 8/15/2033 (n)		943,000	965,418
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (n)		698,000	644,187
Sinclair Television Group, Inc., 8.125%, 2/15/2033 (n)		1,770,000	1,830,923
Stagwell Global LLC, 5.625%, 8/15/2029 (n)		1,918,000	1,859,815
Univision Communications, Inc., 8%, 8/15/2028 (n)		992,000	1,023,741
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		2,072,000	2,160,800
Versant Media Group, Inc., 7.25%, 1/30/2031 (n)		929,000	952,030
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042		1,690,000	1,187,225

			$14,714,557

Brokerage & Asset Managers – 1.8%

Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)		$1,148,000	$1,236,614
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		445,000	443,910
Hightower Holding LLC, 6.75%, 4/15/2029 (n)		1,278,000	1,276,244
Hightower Holding LLC, 9.125%, 1/31/2030 (n)		772,000	814,872
HYPFS-ANN	1

MFS High Yield Pooled Portfolio

Portfolio of Investments – continued

Issuer		Shares/Par	Value ($)
Bonds – continued

Brokerage & Asset Managers – continued

Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		$3,819,000	$3,889,678
Osaic Holdings, Inc., 8%, 8/01/2033 (n)		1,808,000	1,874,046
Osaic Holdings, Inc., 8%, 8/01/2033 (n)		504,000	522,275

			$10,057,639

Building – 3.1%

AmeriTex Holdco Intermediate LLC, 7.625%, 8/15/2033 (n)		$1,773,000	$1,864,770
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)		1,550,000	684,340
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)		714,000	539,319
Knife River Corp., 7.75%, 5/01/2031 (n)		1,204,000	1,253,665
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		955,000	881,826
LBM Acquisition LLC, 9.5%, 6/15/2031 (n)		1,440,000	1,516,491
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)		590,000	605,967
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		1,594,000	1,548,555
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		652,000	655,260
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)		2,234,000	2,286,448
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)		3,579,000	3,711,751
White Cap Supply Holding Co., 7.375%, 11/15/2030 (n)		1,690,000	1,755,374

			$17,303,766

Business Services – 2.5%

ams-OSRAM AG, 10.5%, 3/30/2029	EUR	876,000	$1,100,934
athenahealth, Inc., 6.5%, 2/15/2030 (n)		$1,940,000	1,881,497
CACI International, Inc., 6.375%, 6/15/2033 (n)		2,223,000	2,306,445
ION Platform Finance US, Inc., 7.875%, 9/30/2032 (n)		1,584,000	1,389,190
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		1,568,000	1,567,553
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)		1,887,000	1,863,359
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)		1,537,000	1,553,125
Wulf Compute LLC, 7.75%, 10/15/2030 (n)		2,324,000	2,423,979

			$14,086,082

Cable TV – 4.3%

Cable One, Inc., 4%, 11/15/2030 (n)		$1,308,000	$952,035
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		4,715,000	4,504,244
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		3,482,000	3,272,526
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032		1,165,000	1,045,456
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		2,150,000	1,604,648
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		1,290,000	507,040
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		775,000	469,963
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		710,000	719,276
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 10%, 2/15/2031 (n)		512,000	527,406
DISH DBS Corp., 5.125%, 6/01/2029		1,646,000	1,456,738
DISH Network Corp., 11.75%, 11/15/2027 (n)		1,356,000	1,403,403
EchoStar Corp., 10.75%, 11/30/2029		1,741,355	1,908,908
EchoStar Corp., 6.75% (6.75% Cash or 6.75% PIK) to 5/30/2027, 6.75% Cash to 11/30/2030 (p)		1,422,664	1,421,758
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		1,579,000	1,379,685
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		2,906,000	2,553,062

			$23,726,148

Chemicals – 2.9%

Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)		$1,865,000	$1,897,115
Chemours Co., 4.625%, 11/15/2029 (n)		2,344,000	2,185,760
Consolidated Energy Finance S.A., 6.5%, 5/15/2026 (n)		300,000	297,000

2

MFS High Yield Pooled Portfolio

Portfolio of Investments – continued

Issuer		Shares/Par	Value ($)
Bonds – continued

Chemicals – continued

Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)		$1,648,000	$1,359,600
Maxam Prill S.à r.l., 6%, 7/15/2030 (n)	EUR	1,728,000	2,126,365
Qnity Electronics, Inc., 5.75%, 8/15/2032 (n)		$1,377,000	1,402,769
Qnity Electronics, Inc., 6.25%, 8/15/2033 (n)		770,000	794,713
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		2,097,000	2,095,967
SNF Group SACA, 3.375%, 3/15/2030 (n)		2,168,000	2,038,589
Tronox, Inc., 4.625%, 3/15/2029 (n)		474,000	364,332
W.R. Grace Holdings LLC, 7%, 8/01/2033 (n)		1,404,000	1,405,755

			$15,967,965

Computer Software – 2.3%

Amentum Escrow Corp., 7.25%, 8/01/2032 (n)		$2,207,000	$2,325,787
Cloud Software Group, Inc., 9%, 9/30/2029 (n)		492,000	496,807
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)		1,906,000	1,938,560
Cloud Software Group, Inc., 6.625%, 8/15/2033 (n)		1,242,000	1,190,564
Fair Isaac Corp., 6%, 5/15/2033 (n)		2,708,000	2,759,276
Flash Compute LLC, 7.25%, 12/31/2030 (n)		467,000	468,585
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		1,975,000	2,027,942
Neptune Bidco U.S., Inc., 10.375%, 5/15/2031 (n)		585,000	618,517
Neptune Bidco U.S., Inc., 9.5%, 2/15/2033 (n)		649,000	660,855

			$12,486,893

Computer Software - Systems – 1.1%

SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		$2,048,000	$2,046,228
SS&C Technologies Holdings, Inc., 6.5%, 6/01/2032 (n)		585,000	603,968
Virtusa Corp., 7.125%, 12/15/2028 (n)		1,107,000	1,085,993
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)		2,062,000	2,123,934

			$5,860,123

Conglomerates – 1.2%

Amsted Industries, Inc., 6.375%, 3/15/2033 (n)		$1,297,000	$1,342,318
CompoSecure Holdings LLC, 5.625%, 2/01/2033 (n)		1,408,000	1,403,494
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		1,724,000	1,784,473
SPX Flow, Inc., 8.75%, 4/01/2030 (n)		1,927,000	1,979,887

			$6,510,172

Construction – 1.2%

Empire Communities Corp., 9.75%, 5/01/2029 (n)		$1,537,000	$1,588,222
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		1,037,000	1,012,572
Mattamy Group Corp., 6%, 12/15/2033 (n)		772,000	758,543
New Home Co., 8.5%, 11/01/2030 (n)		1,603,000	1,669,762
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		1,360,000	1,339,785

			$6,368,884

Consumer Products – 2.9%

Acushnet Co., 5.625%, 12/01/2033 (n)		$1,932,000	$1,950,161
Amer Sports Co., 6.75%, 2/16/2031 (n)		1,517,000	1,580,093
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)		1,456,000	1,284,548
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)		1,536,000	1,637,705
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		1,346,000	1,292,809
Energizer Holdings, Inc., 6%, 9/15/2033 (n)		540,000	518,988
MajorDrive Holdings IV LLC, 6.375%, 6/01/2029 (n)		739,000	594,507
Newell Brands, Inc., 6.375%, 5/15/2030		1,708,000	1,688,239

3

MFS High Yield Pooled Portfolio

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Bonds – continued

Consumer Products – continued

Newell Brands, Inc., 6.625%, 5/15/2032	$1,111,000	$1,088,040
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032	1,858,000	1,827,393
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	1,256,000	1,256,476
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	1,591,000	1,487,148

		$16,206,107

Consumer Services – 2.8%

Allied Universal Holdco LLC, 6.875%, 6/15/2030 (n)	$838,000	$870,268
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)	1,487,000	1,564,953
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/2030 (n)	654,000	713,812
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	2,006,000	1,961,354
Garda World Security Corp., 6.5%, 1/15/2031 (n)	783,000	802,624
Garda World Security Corp., 8.375%, 11/15/2032 (n)	2,014,000	2,067,705
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)	2,181,000	2,185,635
Service Corp. International, 5.75%, 10/15/2032	3,269,000	3,320,856
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	1,365,000	1,290,045
TriNet Group, Inc., 7.125%, 8/15/2031 (n)	687,000	706,809

		$15,484,061

Containers – 0.9%

Ball Corp., 6%, 6/15/2029	$1,113,000	$1,145,963
Ball Corp., 2.875%, 8/15/2030	2,575,000	2,370,897
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)	1,709,000	1,710,224

		$5,227,084

Electronics – 0.2%

Diebold Nixdorf, Inc., 7.75%, 3/31/2030 (n)	$1,301,000	$1,377,855

Energy - Independent – 3.8%

Chord Energy Corp., 6%, 10/01/2030 (n)	$476,000	$485,281
Chord Energy Corp., 6.75%, 3/15/2033 (n)	1,701,000	1,763,379
CNX Resources Corp., 7.25%, 3/01/2032 (n)	1,893,000	1,980,500
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	2,446,000	2,461,596
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)	2,066,000	2,130,639
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/2029 (n)	1,166,000	1,165,241
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)	2,138,000	2,220,198
Matador Resources Co., 6.875%, 4/15/2028 (n)	1,223,000	1,249,603
Matador Resources Co., 6.5%, 4/15/2032 (n)	624,000	635,387
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	1,284,000	1,288,313
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	1,241,000	1,300,941
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)	478,000	492,412
SM Energy Co., 8.375%, 7/01/2028 (n)	328,000	337,610
SM Energy Co., 8.625%, 11/01/2030 (n)	646,000	683,226
SM Energy Co., 8.75%, 7/01/2031 (n)	1,305,000	1,370,717
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)	1,373,000	1,391,928

		$20,956,971

Entertainment – 2.4%

Kingpin Intermediate Holdings LLC, 7.25%, 10/15/2032 (n)	$1,600,000	$1,530,620
Life Time, Inc., 6%, 11/15/2031 (n)	1,229,000	1,260,082
Lindblad Expeditions Holdings, Inc., 7%, 9/15/2030 (n)	1,433,000	1,495,962
NCL Corp. Ltd., 6.25%, 3/01/2030 (n)	2,068,000	2,113,624
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)	779,000	798,324

4

MFS High Yield Pooled Portfolio

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Bonds – continued

Entertainment – continued

Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	$2,203,000	$2,251,120
Six Flags Entertainment Corp./Canada Wonderland Co., 8.625%, 1/15/2032 (n)	474,000	483,693
Viking Cruises Ltd. Co., 5.875%, 10/15/2033 (n)	1,233,000	1,250,005
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	2,069,000	2,069,087

		$13,252,517

Financial Institutions – 7.2%

Azorra Finance Ltd., 7.75%, 4/15/2030 (n)	$2,398,000	$2,523,631
Azorra Finance Ltd., 7.25%, 1/15/2031 (n)	690,000	722,664
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	661,000	692,643
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)	1,366,000	1,367,341
CrossCountry Intermediate HoldCo LLC, 6.5%, 10/01/2030 (n)	1,103,000	1,119,534
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/01/2032 (n)	600,000	604,933
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	1,441,000	1,508,547
Freedom Mortgage Holdings LLC, 6.875%, 5/01/2031 (n)	745,000	739,319
Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031 (n)	684,000	723,171
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)	1,764,000	1,765,695
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)	1,205,000	1,277,667
Global Aircraft Leasing Co. Ltd., 8.75%, 9/01/2027 (n)	1,607,000	1,663,455
goeasy Ltd., 6.875%, 2/15/2031 (n)	1,383,000	1,299,969
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029	1,622,000	1,631,883
Icahn Enterprises LP/Ichan Enterprises Finance Corp., 10%, 11/15/2029 (n)	668,000	674,270
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030 (n)	1,945,000	2,049,331
LFS TopCo LLC, 8.75%, 7/15/2030 (n)	741,000	744,629
OneMain Finance Corp., 6.625%, 5/15/2029	1,699,000	1,751,290
OneMain Finance Corp., 5.375%, 11/15/2029	901,000	898,626
OneMain Finance Corp., 7.5%, 5/15/2031	1,049,000	1,099,712
OneMain Finance Corp., 6.75%, 9/15/2033	1,044,000	1,055,571
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)	4,053,000	4,134,103
Phoenix Aviation Capital, 9.25%, 7/15/2030 (n)	1,426,000	1,494,484
Rocket Cos., Inc., 6.5%, 8/01/2029 (n)	1,217,000	1,251,830
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)	1,147,000	1,174,309
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)	2,130,000	2,209,792
Rocket Cos., Inc., 4%, 10/15/2033 (n)	536,000	492,171
TrueNoord Capital DAC, 8.75%, 3/01/2030 (n)	1,260,000	1,328,966
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)	1,533,000	1,571,452

		$39,570,988

Food & Beverages – 2.5%

Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)	$892,000	$917,409
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)	1,071,000	1,083,416
Performance Food Group Co., 5.5%, 10/15/2027 (n)	1,381,000	1,381,748
Performance Food Group Co., 6.125%, 9/15/2032 (n)	1,171,000	1,202,685
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	3,278,000	3,201,006
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	1,165,000	1,173,337
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	2,634,000	2,623,453
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	748,000	760,933
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)	1,450,000	1,435,814

		$13,779,801

Forest & Paper Products – 0.3%

Veritiv Operating Co., 10.5%, 11/30/2030 (n)	$1,555,000	$1,665,012

5

MFS High Yield Pooled Portfolio

Portfolio of Investments – continued

Issuer		Shares/Par	Value ($)
Bonds – continued

Gaming & Lodging – 3.2%

CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)		$3,560,000	$3,579,299
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030		3,263,000	3,269,376
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		1,776,000	1,644,127
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)		806,000	827,053
Rivers Enterprise Lender LLC, 6.25%, 10/15/2030 (n)		1,261,000	1,280,114
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		2,014,000	1,990,795
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		2,155,000	2,150,586
Wynn Macau Ltd., 6.75%, 2/15/2034 (n)		694,000	703,451
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		1,553,000	1,557,614
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)		539,000	580,733

			$17,583,148

Industrial – 1.2%

AECOM, 6%, 8/01/2033 (n)		$2,454,000	$2,513,870
APi Escrow Corp., 4.75%, 10/15/2029 (n)		2,930,000	2,872,713
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)		1,277,000	1,285,454

			$6,672,037

Insurance - Health – 0.4%

Molina Healthcare, Inc., 6.5%, 2/15/2031 (n)		$1,997,000	$2,046,621

Insurance - Property & Casualty – 3.9%

Acrisure LLC/Acrisure Finance, Inc., 7.5%, 11/06/2030 (n)		$511,000	$529,034
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/01/2032 (n)		2,097,000	2,149,849
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		871,000	868,245
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)		1,564,000	1,621,488
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)		1,006,000	1,034,017
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)		636,000	627,505
Amynta Agency Borrower, Inc., 7.5%, 7/15/2033 (n)		1,581,000	1,611,940
Ardonagh Finco Ltd., 6.875%, 2/15/2031	EUR	852,000	1,037,631
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)		$200,000	206,756
Asurion LLC, 8%, 12/31/2032 (n)		1,707,000	1,783,481
Asurion LLC, 8.375%, 2/01/2034 (n)		1,560,000	1,577,098
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)		2,112,000	2,171,820
Hub International Ltd., 5.625%, 12/01/2029 (n)		482,000	481,495
Hub International Ltd., 7.25%, 6/15/2030 (n)		1,817,000	1,895,774
Hub International Ltd., 7.375%, 1/31/2032 (n)		1,005,000	1,052,743
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)		3,069,000	3,160,843

			$21,809,719

Interactive Media Services – 0.5%

Snap, Inc., 6.875%, 3/01/2033 (n)		$2,086,000	$2,140,560
Snap, Inc., 6.875%, 3/15/2034 (n)		483,000	493,203

			$2,633,763

Machinery & Tools – 1.1%

Columbia Pipelines Holding Co., LLC, 7.125%, 2/01/2033 (n)		$1,092,000	$1,097,678
Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)		1,370,000	1,487,968
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		3,118,000	3,250,163

			$5,835,809

6

MFS High Yield Pooled Portfolio

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Bonds – continued

Medical & Health Technology & Services – 3.6%

Acadia Healthcare Co., Inc., 7.375%, 3/15/2033 (n)	$1,582,000	$1,562,691
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	1,464,000	1,526,220
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	874,000	719,264
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	3,842,000	3,622,676
Concentra, Inc., 6.875%, 7/15/2032 (n)	1,590,000	1,664,738
Encompass Health Corp., 4.75%, 2/01/2030	1,958,000	1,949,010
Encompass Health Corp., 4.625%, 4/01/2031	599,000	586,320
IQVIA, Inc., 5%, 5/15/2027 (n)	1,263,000	1,263,425
IQVIA, Inc., 6.5%, 5/15/2030 (n)	1,715,000	1,776,526
IQVIA, Inc., 6.25%, 6/01/2032 (n)	820,000	851,939
Prime Healthcare Services, Inc., 9.375%, 9/01/2029 (n)	1,242,000	1,293,233
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	1,839,000	1,851,529
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	1,180,000	1,185,167

		$19,852,738

Medical Equipment – 1.1%

Insulet Corp., 6.5%, 4/01/2033 (n)	$1,990,000	$2,071,001
Medline Borrower LP, 5.25%, 10/01/2029 (n)	2,289,000	2,292,955
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	1,644,000	1,696,790

		$6,060,746

Metals & Mining – 2.2%

Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$1,854,000	$1,613,876
First Quantum Minerals Ltd., 8%, 3/01/2033 (n)	645,000	692,124
Fortescue Treasury Pty Ltd., 4.375%, 4/01/2031 (n)	2,997,000	2,895,702
Mineral Resources Ltd., 9.25%, 10/01/2028 (n)	2,310,000	2,426,445
Mineral Resources Ltd., 7%, 4/01/2031 (n)	465,000	488,694
Novelis, Inc., 4.75%, 1/30/2030 (n)	529,000	512,776
Novelis, Inc., 6.875%, 1/30/2030 (n)	1,032,000	1,069,617
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030 (z)	901,009	547,903
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)	1,556,000	1,651,604

		$11,898,741

Midstream – 6.7%

Antero Midstream Corp., 5.75%, 7/01/2034 (n)	$3,109,000	$3,140,357
Buckeye Partners LP, 6.75%, 2/01/2030 (n)	1,281,000	1,342,191
Buckeye Partners LP, 5.85%, 11/15/2043	575,000	536,477
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)	1,985,000	2,075,962
Delek Logistics Partners LP/Delek Logistics Corp., 7.375%, 6/30/2033 (n)	901,000	926,519
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029	2,414,000	2,516,537
NuStar Logistics LP, 6.375%, 10/01/2030	1,882,000	1,971,865
Prairie Acquiror LP, 9%, 8/01/2029 (n)	1,540,000	1,597,290
Rockies Express Pipeline LLC, 6.75%, 3/15/2033 (n)	887,000	935,599
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)	1,711,000	1,751,595
Sunoco LP, 4.625%, 5/01/2030 (n)	1,731,000	1,687,859
Sunoco LP, 7.25%, 5/01/2032 (n)	2,328,000	2,462,144
Sunoco LP, 6.625%, 8/15/2032 (n)	791,000	815,783
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	2,538,000	2,537,124
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)	750,000	777,504
Tallgrass Energy Partners LP, 6.75%, 3/15/2034 (n)	405,000	412,173
TransMontaigne Partners LLC, 8.5%, 6/15/2030 (n)	1,164,000	1,207,555
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)	812,000	831,242
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)	1,684,000	1,793,241
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)	1,927,000	1,970,965

7

MFS High Yield Pooled Portfolio

Portfolio of Investments – continued

Issuer		Shares/Par	Value ($)
Bonds – continued

Midstream – continued

Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)		$2,081,000	$1,830,704
Venture Global Plaquemines LNG LLC, 7.5%, 5/01/2033 (n)		600,000	657,821
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)		1,557,000	1,615,852
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)		1,407,000	1,474,902

			$36,869,261

Network & Telecom – 1.0%

Altice Financing S.A., 5.75%, 8/15/2029 (n)		$850,000	$611,574
Frontier Communications Holdings LLC, 6.75%, 5/01/2029 (n)		813,000	815,854
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		2,107,000	2,131,186
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	450,000	550,714
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		691,000	873,276
Windstream Services LLC/Windstream Escrow, 8.25%, 10/01/2031 (n)		$687,000	719,650

			$5,702,254

Oil Services – 1.0%

Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$1,575,000	$1,601,501
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		2,419,000	2,504,679
Valaris Ltd., 8.375%, 4/30/2030 (n)		1,544,000	1,613,341

			$5,719,521

Oils – 0.1%

PBF Holding Co. LLC, 7.875%, 9/15/2030 (n)		$766,000	$767,036

Pharmaceuticals – 1.2%

1261229 B.C. Ltd., 10%, 4/15/2032 (n)		$2,433,000	$2,496,883
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		405,000	374,619
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		798,000	567,577
Genmab A.S., 6.25%, 12/15/2032 (n)		1,873,000	1,919,896
Grifols S.A., 7.125%, 5/01/2030	EUR	1,111,000	1,376,788

			$6,735,763

Pollution Control – 1.0%

Clean Harbors, Inc., 5.75%, 10/15/2033 (n)		$2,299,000	$2,348,773
GFL Environmental, Inc., 4%, 8/01/2028 (n)		1,370,000	1,348,342
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		896,000	937,334
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		966,000	1,005,196

			$5,639,645

Precious Metals & Minerals – 0.9%

Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		$1,750,000	$1,758,755
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		1,650,000	1,656,666
New Gold, Inc., 6.875%, 4/01/2032 (n)		1,328,000	1,410,901

			$4,826,322

Printing & Publishing – 0.3%

Graham Holdings Co., 5.625%, 12/01/2033 (n)		$1,709,000	$1,717,242

Real Estate - Healthcare – 0.3%

MPT Operating Partnership LP/MPT Finance Corp., REIT, 4.625%, 8/01/2029		$703,000	$602,734
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)		1,212,000	1,298,485

			$1,901,219

8

MFS High Yield Pooled Portfolio

Portfolio of Investments – continued

Issuer		Shares/Par	Value ($)
Bonds – continued

Real Estate - Other – 1.7%

Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$2,162,000	$2,114,993
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		2,699,000	2,778,836
RHP Hotel Properties LP/RHP Finance Corp., 6.5%, 4/01/2032 (n)		321,000	331,963
Starwood Property Trust, Inc., 5.75%, 1/15/2031 (n)		2,477,000	2,508,131
XHR LP, REIT, 4.875%, 6/01/2029 (n)		1,976,000	1,947,925

			$9,681,848

Restaurants – 1.2%

1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$2,102,000	$2,154,902
1011778 B.C. ULC/New Red Finance, Inc., 5.625%, 9/15/2029 (n)		1,220,000	1,240,645
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		1,376,000	1,312,878
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		2,001,000	1,892,276

			$6,600,701

Retailers – 1.4%

Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)		$1,951,043	$2,136,908
Macy’s Retail Holdings LLC, 5.875%, 3/15/2030 (n)		108,000	109,113
Macy’s Retail Holdings LLC, 7.375%, 8/01/2033 (n)		1,649,000	1,741,298
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		1,313,000	1,310,423
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	810,000	748,089
Penske Automotive Group Co., 3.75%, 6/15/2029		$1,861,000	1,798,104

			$7,843,935

Specialty Stores – 1.6%

Carvana Co., 9%, 6/01/2031 (n)		$3,616,450	$3,978,339
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		837,000	827,871
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		1,190,000	1,159,427
Petco Health & Wellness Co., Inc., 8.25%, 2/01/2031 (n)(w)		1,092,000	1,094,860
PetSmart LLC / PetSmart Finance Corp., 7.5%, 9/15/2032 (n)		1,790,000	1,835,575

			$8,896,072

Supermarkets – 1.0%

Albertsons Cos. LLC/Safeway, Inc., 6.25%, 3/15/2033 (n)		$3,167,000	$3,233,828
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		2,342,000	2,453,866

			$5,687,694

Telecommunications - Wireless – 0.8%

Altice France S.A., 9.5%, 11/01/2029 (n)		$731,708	$750,935
Altice France S.A., 6.875%, 10/15/2030 (n)		1,594,513	1,567,587
Altice France S.A., 6.5%, 4/15/2032 (n)		546,493	533,765
Zegona Finance PLC, 6.75%, 7/15/2029 (n)	EUR	181,800	226,137
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		$1,178,000	1,241,887

			$4,320,311

Telephone Services – 0.8%

Level 3 Financing, Inc., 6.875%, 6/30/2033 (n)		$845,660	$871,445
Level 3 Financing, Inc., 7%, 3/31/2034 (n)		813,093	842,206
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)		1,567,000	1,524,041
Uniti Group/CSL Capital Co., 8.625%, 6/15/2032 (n)		1,178,000	1,189,391

			$4,427,083

Tobacco – 0.4%

Turning Point Brands, Inc., 7.625%, 3/15/2032 (n)		$2,030,000	$2,177,449

9

MFS High Yield Pooled Portfolio

Portfolio of Investments – continued

Issuer			Shares/Par	Value ($)
Bonds – continued

Transportation - Services – 0.2%

Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)		EUR	734,000	$892,659

Utilities - Electric Power – 3.9%

Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)			$2,083,000	$1,950,841
Clearway Energy Operating LLC, 5.75%, 1/15/2034 (n)			1,120,000	1,124,083
Hawaiian Electric Co., Inc., 6%, 10/01/2033 (n)			1,357,000	1,377,641
NRG Energy, Inc., 5.75%, 1/15/2034 (n)			2,309,000	2,324,313
NRG Energy, Inc., 6%, 1/15/2036 (n)			2,473,000	2,498,811
PG&E Corp., 5.25%, 7/01/2030			2,838,000	2,820,803
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055			858,000	885,498
Talen Energy Supply LLC, 6.25%, 2/01/2034 (n)			1,674,000	1,696,532
Talen Energy Supply LLC, 6.5%, 2/01/2036 (n)			778,000	797,639
TerraForm Global Operating LP, 6.125%, 3/01/2026 (n)			367,000	364,470
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)			1,918,000	1,920,158
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)			425,000	412,361
XPLR Infrastructure Operating Partners LP, 4.5%, 9/15/2027 (n)			1,118,000	1,107,835
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)			1,411,000	1,455,988
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)			448,000	470,588
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)			391,000	410,205

				$21,617,766

Total Bonds (Identified Cost, $516,881,273)				$523,571,066

Exchange-Traded Funds – 1.5%

Fixed Income ETFs – 1.5%

iShares iBoxx $ High Yield Corporate Bond ETF (Identified Cost, $8,291,920)			221,000	$8,318,440

Common Stocks – 0.1%

Metals & Mining – 0.0%

Petra Diamonds Ltd. (a)			61,268	$12,575

Oil Services – 0.1%

LTRI Holdings LP (a)(u)			3,300	$615,912

Total Common Stocks (Identified Cost, $651,262)				$628,487

	Strike		First
	Price	Exercise

Warrants – 0.0%

Other Banks & Diversified Financials – 0.0%

Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a) (Identified Cost, $0)	GBP 1.14		N/A 42,350	$15,646

Mutual Funds (h) – 2.2%

Money Market Funds – 2.2%

MFS Institutional Money Market Portfolio, 3.73% (v) (Identified Cost, $12,162,210)			12,161,440	$12,163,873

Other Assets, Less Liabilities – 1.5%				8,460,550

Net Assets – 100.0%				$553,158,062

10

MFS High Yield Pooled Portfolio

Portfolio of Investments – continued

(a) Non-income producing security.

(h)An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $12,163,873 and $532,533,639, respectively.

(n)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $475,246,645, representing 85.9% of net assets.

(p) Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.

(u)The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(w)When-issued security.

(z)Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

	Acquisition
Restricted Securities	Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030	3/10/21-12/19/24	$893,732	$547,903
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

Derivative Contracts at 1/31/26

Forward Foreign Currency Exchange Contracts

						Unrealized
	Currency	Currency			Settlement	Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)
Asset Derivatives
EUR	319,343	USD	377,791	Morgan Stanley Capital Services LLC	4/17/2026	$2,073
USD	384,498	EUR	322,188	State Street Corp.	4/17/2026	1,250
						$3,323
Liability Derivatives
EUR	230,372	USD	275,859	JPMorgan Chase Bank N.A.	4/17/2026	$(1,828)
EUR	1,207,137	USD	1,450,206	State Street Corp.	4/17/2026	(14,295)
USD	11,566,045	EUR	9,888,060	HSBC Bank	4/17/2026	(195,967)
USD	370,357	EUR	313,054	State Street Corp.	4/17/2026	(2,026)

						$(214,116)

See Notes to Financial Statements

11
MFS High Yield Pooled Portfolio
FINANCIAL STATEMENTS	STATEMENT OF ASSETS AND LIABILITIES

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 1/31/26
Assets
Investments in unaffiliated issuers, at value (identified cost, $525,824,455)		$532,533,639
Investments in affiliated issuers, at value (identified cost, $12,162,210)		12,163,873
Cash		36,576
Foreign currency, at value (identified cost, $24,791)		24,770
Receivables for
Forward foreign currency exchange contracts		3,323
Investments sold		809,656
Fund shares sold		74,809
Interest and dividends		9,925,259
Other assets		1,542
Total assets		$555,573,447
Liabilities
Payables for
Distributions		$209
Forward foreign currency exchange contracts		214,116
Investments purchased		587,119
When-issued investments purchased		1,099,327
Fund shares reacquired		441,680
Payable to affiliates
Administrative services fee		142
Shareholder servicing costs		4
Accrued expenses and other liabilities		72,788
Total liabilities		$2,415,385
Net assets		$553,158,062
Net assets consist of
Paid-in capital		$672,008,492
Total distributable earnings (loss)		(118,850,430)
Net assets		$553,158,062
Shares of beneficial interest outstanding		65,242,606
Net asset value per share (net assets of $553,158,062 / 65,242,606 shares of beneficial interest outstanding)		$8.48

See Notes to Financial Statements

12

MFS High Yield Pooled Portfolio

FINANCIAL STATEMENTS STATEMENT OF OPERATIONS

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Year ended 1/31/26

Net investment income (loss)

Income
Interest	$37,839,609
Dividends from affiliated issuers	544,164
Other	117,931
Dividends from unaffiliated issuers	57,470
Total investment income	$38,559,174
Expenses
Shareholder servicing costs	$28
Administrative services fee	17,500
Custodian fee	39,029
Shareholder communications	5,595
Audit and tax fees	56,441
Legal fees	2,880
Pricing service fees	9,888
Form N-CEN/N-PORT preparation fees	9,800
Miscellaneous	21,954
Total expenses	$163,115
Fees paid indirectly	(353)
Net expenses	$162,762
Net investment income (loss)	$38,396,412
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(551,770)
Affiliated issuers	(2,075)
Forward foreign currency exchange contracts	(654,465)
Foreign currency	27,536
Net realized gain (loss)	$(1,180,774)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$9,150,477
Affiliated issuers	587
Forward foreign currency exchange contracts	(172,029)
Translation of assets and liabilities in foreign currencies	(1,856)
Net unrealized gain (loss)	$8,977,179
Net realized and unrealized gain (loss)	$7,796,405
Change in net assets from operations	$46,192,817

See Notes to Financial Statements

13

MFS High Yield Pooled Portfolio

FINANCIAL STATEMENTS STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Year ended
	1/31/26	1/31/25
Change in net assets
From operations
Net investment income (loss)	$38,396,412	$42,834,641
Net realized gain (loss)	(1,180,774)	(8,019,749)
Net unrealized gain (loss)	8,977,179	18,033,538
Change in net assets from operations	$46,192,817	$52,848,430
Total distributions to shareholders	$(39,005,078)	$(43,210,470)

Change in net assets from fund share transactions	$(33,057,785)	$(88,268,652)

Total change in net assets	$(25,870,046)	$(78,630,692)
Net assets
At beginning of period	579,028,108	657,658,800
At end of period	$553,158,062	$579,028,108

See Notes to Financial Statements

14

MFS High Yield Pooled Portfolio

FINANCIAL STATEMENTS FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

			Year ended
	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$8.37	$8.24	$8.05	$8.88	$9.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.58	$0.57	$0.53	$0.47	$0.47
Net realized and unrealized gain (loss)	0.12	0.14	0.20	(0.82)	(0.34)
Total from investment operations	$0.70	$0.71	$0.73	$(0.35)	$0.13
Less distributions declared to shareholders
From net investment income	$(0.59)	$(0.58)	$(0.54)	$(0.48)	$(0.50)
Net asset value, end of period (x)	$8.48	$8.37	$8.24	$8.05	$8.88
Total return (%) (s)(x)	8.64	8.89	9.46	(3.84)	1.39
Ratios (%) (to average net assets)
and Supplemental data:
Expenses (f)	0.03	0.03	0.02	0.02	0.02
Net investment income (loss)	6.91	6.91	6.63	5.77	5.09
Portfolio turnover rate	50	56	44	25	60
Net assets at end of period (000 omitted)	$553,158	$579,028	$657,659	$726,615	$997,366

(d) Per share data is based on average shares outstanding.

(f)Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.

(s)From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

15

MFS High Yield Pooled Portfolio

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS High Yield Pooled Portfolio (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

(2) Significant Accounting Policies

General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.

Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.

Balance Sheet Offsetting — The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations — Subject to its oversight, the fund’s Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund’s adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.

Under the fund’s valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported

16

MFS High Yield Pooled Portfolio

Notes to Financial Statements - continued

that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2026 in valuing the fund’s assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$615,912	$615,912
United Kingdom	12,575	15,646	—	28,221
U.S. Corporate Bonds	—	446,420,779	—	446,420,779
Foreign Bonds	—	77,150,287	—	77,150,287
Investment Companies	20,482,313	—	—	20,482,313
Total	$20,494,888	$523,586,712	$615,912	$544,697,512
Other Financial Instruments
Forward Foreign Currency Exchange
Contracts – Assets	$—	$3,323	$—	$3,323
Forward Foreign Currency Exchange
Contracts – Liabilities	—	(214,116)	—	(214,116)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

17

MFS High Yield Pooled Portfolio

Notes to Financial Statements - continued

Equity
Securities
Balance as of 1/31/25	$750,981
Change in unrealized appreciation or depreciation	401,669
Partial liquidation proceeds	(536,738)
Balance as of 1/31/26	$615,912

The net change in unrealized appreciation or depreciation from investments held as level 3 at January 31, 2026 is $401,669. At January 31, 2026, the fund held one level 3 security.

Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at January 31, 2026 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$3,323	$(214,116)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended January 31, 2026 as reported in the Statement of Operations:

Forward Foreign
Currency
Exchange
Risk	Contracts
Foreign Exchange	$(654,465)

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended January 31, 2026 as reported in the Statement of Operations:

Forward Foreign
Currency
Exchange
Risk	Contracts

Foreign Exchange	$(172,029)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out

18

MFS High Yield Pooled Portfolio

Notes to Financial Statements - continued

all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications — Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income — Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Investment transactions are recorded on the trade date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is

19

MFS High Yield Pooled Portfolio

Notes to Financial Statements - continued

negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.

Fees Paid Indirectly — The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended January 31, 2026, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	Year ended	Year ended
	1/31/26	1/31/25
Ordinary income (including any short-term capital gains)	$39,005,078	$43,210,470
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 1/31/26
Cost of investments		$539,430,106
Gross appreciation		12,438,264
Gross depreciation		(7,381,651)
Net unrealized appreciation (depreciation)		$5,056,613
Undistributed ordinary income		3,374,014
Capital loss carryforwards		(124,103,317)
Other temporary differences		(3,177,740)
Total distributable earnings (loss)		$(118,850,430)

As of January 31, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(12,381,510)
Long-Term	(111,721,807)

Total	$(124,103,317)

20

MFS High Yield Pooled Portfolio

Notes to Financial Statements - continued

(3) Transactions with Affiliates

Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from MFS funds that invest in the fund.

Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended January 31, 2026, these costs amounted to $28.

Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended January 31, 2026 was equivalent to an annual effective rate of 0.0031% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation - The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.

Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

(4) Portfolio Securities

For the year ended January 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $270,915,401 and $311,968,674, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended		Year ended
	1/31/26		1/31/25
	Shares	Amount	Shares	Amount
Shares sold	5,369,315	$44,749,514	1,780,399	$14,727,846
Shares issued to shareholders in
reinvestment of distributions	4,646,039	39,005,078	5,210,874	43,207,316
Shares reacquired	(13,937,740)	(116,812,377)	(17,626,873)	(146,203,814)

Net change	(3,922,386)	$(33,057,785)	(10,635,600)	$(88,268,652)

The fund is an MFS Pooled Portfolio, which is designed to be used by certain MFS funds to invest in a particular security type rather than invest in the security type directly. The fund is solely invested in by other MFS funds for the purpose of gaining exposure to high income debt instruments, rather than investing in high income debt instruments directly. The MFS funds do not invest in this fund for the purpose of exercising management or control. At the end of the period, the MFS Diversified Income Fund and the MFS Global High Yield Fund were the owners of record of approximately 75% and 25%, respectively, of the value of outstanding voting shares of the fund.

21

MFS High Yield Pooled Portfolio

Notes to Financial Statements - continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended January 31, 2026, the fund’s commitment fee and interest expense were $2,665 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended January 31, 2026:

Change in
Unrealized
				Realized	Appreciation
	Beginning		Sales	Gain	or	Ending
Affiliated Issuers	Value	Purchases	Proceeds	(Loss)	Depreciation	Value
MFS Institutional Money Market
Portfolio	$8,373,051	$155,811,277	$152,018,967	$(2,075)	$587	$12,163,873
					Dividend	Capital Gain
Affiliated Issuers					Income	Distributions
MFS Institutional Money Market Portfolio					$544,164	$—

22

MFS High Yield Pooled Portfolio

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust III and the Shareholders of MFS High Yield Pooled Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of MFS High Yield Pooled Portfolio (the “Fund”), including the portfolio of investments, as of January 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 18, 2026

We have served as the auditor of one or more of the MFS investment companies since 1924.

23

MFS High Yield Pooled Portfolio

Federal Tax Information (unaudited)

The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There is nothing to report for this item for MFS High Yield Pooled Portfolio.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There is nothing to report for this item for MFS High Yield Pooled Portfolio.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

This information is disclosed as part of the financial statements included in Item 7 above for MFS High Yield Pooled Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not Applicable.

25

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST III

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   March 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  March 18, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  March 18, 2026

*  Print name and title of each signing officer under his or her signature.